FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments
As of March 31, 2021
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Corporate Bonds—30.3%
Acadia Healthcare Co., Inc., 5.5%, 7/1/28	(d)	Healthcare-Services	$307	$307	$324
Alliance Data Systems Corp., 4.8%, 12/15/24	(d)	Diversified Financial Services	410	352	422
Altice France Holding S.A., 6.0%, 2/15/28	(d)	Telecommunications	209	197	206
Apollo Commercial Real Estate Finance, Inc., 4.8%, 8/23/22		Real Estate Investment Trusts	115	113	116
Apollo Commercial Real Estate Finance, Inc., 5.4%, 10/15/23		Real Estate Investment Trusts	336	330	333
APX Group, Inc., 7.9%, 12/1/22		Commercial Services	74	74	74
APX Group, Inc., 8.5%, 11/1/24		Commercial Services	128	132	133
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.3%, 3/15/25	(d)	Commercial Services	21	21	21
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.4%, 3/1/29	(d)	Commercial Services	195	196	202
B&G Foods, Inc., 5.3%, 4/1/25		Food	123	127	127
Bausch Health Companies, Inc., 6.1%, 4/15/25	(d)	Pharmaceuticals	637	652	654
Beacon Roofing Supply, Inc., 4.9%, 11/1/25	(d)	Retail	922	937	944
Bombardier, Inc., 7.9%, 4/15/27	(d)	Miscellaneous Manufacturing	209	196	205
Boxer Parent Companies, Inc., 9.1%, 3/1/26	(d)	Software	361	384	385
Boyne USA, Inc., 7.3%, 5/1/25	(d)	Entertainment	62	65	65
Callon Petroleum Co., 8.3%, 7/15/25		Oil & Gas	186	188	159
Carlson Travel, Inc., 10.5%, 3/31/25	(d)	Leisure Time	116	111	121
Carlson Travel, Inc., 6.8%, 12/15/25	(d)	Leisure Time	275	204	253
CCO Holdings LLC / CCO Holdings Capital Corp., 5.8%, 2/15/26	(d)	Media Entertainment	982	1,015	1,014
CDK Global, Inc., 5.0%, 10/15/24		Software	102	111	111
CITGO Petroleum Corp., 7.0%, 6/15/25	(d)	Oil & Gas	624	624	643
CITGO Petroleum Corp., 6.4%, 6/15/26	(d)	Oil & Gas	93	93	94
CommScope Finance LLC, 6.0%, 3/1/26	(d)	Telecommunications	305	323	322
Compass Group Diversified Holdings LLC, 5.3%, 4/15/29	(d)	Investment Companies	167	169	175
CoreCivic, Inc., 4.8%, 10/15/27		Commercial Services	648	564	579
CP Atlas Buyer, Inc., 7.0%, 12/1/28	(d)	Building Materials	268	278	282
Crocs, Inc., 4.3%, 3/15/29	(d)	Apparel	15	15	15
Dealer Tire LLC / DT Issuer LLC, 8.0%, 2/1/28	(d)	Auto Parts & Equipment	665	580	703
Delta Air Lines, Inc., 7.0%, 5/1/25	(d)	Airlines	661	762	762
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.5%, 10/20/25	(d)	Airlines	331	351	354
Diamond Resorts International, Inc., 7.8%, 9/1/23	(d)	Lodging	864	881	901
DISH DBS Corp., 5.0%, 3/15/23		Media Entertainment	328	339	343
eG Global Finance Plc, 8.5%, 10/30/25	(d)	Retail	224	241	239
eG Global Finance Plc, 6.8%, 2/7/25	(d)	Retail	857	844	878
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.1%, 4/1/29	(d)	Pharmaceuticals	113	113	114
Expedia Group, Inc., 6.3%, 5/1/25	(d)	Internet	428	494	495
Five Point Operating Co. LP / Five Point Capital Corp., 7.9%, 11/15/25	(d)	Real Estate	832	810	871
Ford Motor Credit Co. LLC, 3.4%, 11/13/25		Auto Manufacturers	1,174	1,195	1,195
Gateway Casinos & Entertainment Ltd., 8.3%, 3/1/24	(d)	Entertainment	434	448	414
GEO Group, Inc., 6.0%, 4/15/26		Real Estate Investment Trusts	203	175	146
GEO Group, Inc., 5.1%, 4/1/23		Real Estate Investment Trusts	210	196	186
Goodyear Tire & Rubber Co., 5.1%, 11/15/23		Auto Parts & Equipment	714	717	717

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2021
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Graham Packaging Co., Inc., 7.1%, 8/15/28	(d)	Packaging & Containers	$507	$528	$540
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.5%, 6/1/26	(d)	Food	246	253	253
HCA, Inc., 5.4%, 2/1/25		Healthcare-Services	845	949	944
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.9%, 9/1/25	(d)	Pharmaceuticals	174	174	189
IRB Holding Corp., 7.0%, 6/15/25	(d)	Retail	184	189	198
KAR Auction Services, Inc., 5.1%, 6/1/25	(d)	Distribution/Wholesale	445	450	454
Kronos Acquisition Holdings, Inc., 7.0%, 12/31/27	(d)	Household Products/Wares	253	258	243
LABL Escrow Issuer LLC, 6.8%, 7/15/26	(d)	Packaging & Containers	341	366	366
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.3%, 2/1/27	(d)	Real Estate Investment Trusts	390	340	385
Life Time, Inc., 5.8%, 1/15/26	(d)	Leisure Time	260	265	268
LifePoint Health, Inc., 5.4%, 1/15/29	(d)	Healthcare-Services	411	408	405
Lumen Technologies, Inc., 5.6%, 4/1/25		Telecommunications	492	529	532
Mattel, Inc., 6.8%, 12/31/25	(d)	Toys/Games/Hobbies	92	97	97
Maxim Crane Works Holdings Capital LLC, 10.1%, 8/1/24	(d)	Machinery-Diversified	676	684	709
Meritor, Inc., 6.3%, 2/15/24		Auto Parts & Equipment	255	256	260
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.6%, 5/1/24		Real Estate Investment Trusts	176	190	189
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.9%, 10/1/22	(d)	Commercial Services	205	203	203
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.5%, 6/20/27	(d)	Airlines	481	491	528
Modulaire Global Finance 2 Plc, 10.0%, 8/15/23	(d)	Storage/Warehousing	130	133	133
Modulaire Global Finance Plc, 8.0%, 2/15/23	(d)	Commercial Services	1,481	1,508	1,516
Mohegan Gaming & Entertainment, 8.0%, 2/1/26	(d)	Entertainment	820	820	827
New Enterprise Stone & Lime Co., Inc., 6.3%, 3/15/26	(d)	Engineering & Construction	459	447	471
New Home Co., Inc., 7.3%, 10/15/25	(d)	Home Builders	566	568	587
Outfront Media Capital LLC / Outfront Media Capital Corp., 6.3%, 6/15/25	(d)	Advertising	164	175	174
Pactiv LLC 8.0%, 12/15/25		Packaging & Containers	217	220	243
Pactiv LLC, 8.4%, 4/15/27		Packaging & Containers	861	916	993
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.5%, 5/15/27	(d)	Auto Parts & Equipment	271	290	292
Par Petroleum LLC / Par Petroleum Finance Corp., 7.8%, 12/15/25	(d)	Oil & Gas	266	260	270
Presidio Holdings, Inc., 4.9%, 2/1/27	(d)	Computers	178	182	183
Prime Healthcare Services, Inc., 7.3%, 11/1/25	(d)	Healthcare-Services	224	230	239
Real Hero Merger Sub 2, Inc., 6.3%, 2/1/29	(d)	Auto Parts & Equipment	319	322	330
RP Escrow Issuer LLC, 5.3%, 12/15/25	(d)	Healthcare-Services	239	248	248
RWT Holdings, Inc., 5.8%, 10/1/25		Holding Companies-Diversified	273	272	273
Scientific Games International, Inc., 5.0%, 10/15/25	(d)	Entertainment	440	451	456
Seagate HDD Cayman, 4.8%, 1/1/25		Computers	91	98	99
Sensata Technologies B.V., 4.9%, 10/15/23	(d)	Electronics	270	288	290
Sensata Technologies B.V., 5.6%, 11/1/24	(d)	Electronics	150	166	167
Solera LLC / Solera Finance, Inc., 10.5%, 3/1/24	(d)	Software	831	838	860
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.0%, 9/20/25	(d)	Airlines	553	600	626
Starwood Property Trust, Inc., 4.8%, 3/15/25		Real Estate Investment Trusts	145	148	151
Stericycle, Inc., 3.9%, 1/15/29	(d)	Environmental Control	132	132	131
Stericycle, Inc., 5.4%, 7/15/24	(d)	Environmental Control	325	332	336

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2021
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Sunoco LP / Sunoco Finance Corp., 6.0%, 4/15/27		Oil & Gas	$96	$85	$101
Triumph Group, Inc., 8.9%, 6/1/24	(d)	Aerospace/Defense	268	296	302
Triumph Group, Inc., 6.3%, 9/15/24	(d)	Aerospace/Defense	134	135	136
United Natural Foods, Inc., 6.8%, 10/15/28	(d)	Food	238	242	255
Univision Communications, Inc., 5.1%, 2/15/25	(d)	Media Entertainment	248	249	252
US Acute Care Solutions LLC, 6.4%, 3/1/26	(d)	Healthcare-Services	169	173	176
Vector Group Ltd., 5.8%, 2/1/29	(d)	Agriculture	709	710	732
Vector Group Ltd., 10.5%, 11/1/26	(d)	Agriculture	185	196	199
Waste Pro USA, Inc., 5.5%, 2/15/26	(d)	Environmental Control	335	342	344
Welbilt, Inc., 9.5%, 2/15/24		Machinery-Diversified	499	476	515
Western Digital Corp., 4.8%, 2/15/26		Computers	633	692	699
Xerox Holdings Corp., 5.0%, 8/15/25	(d)	Office/Business Equipment	49	51	51
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.9%, 2/1/29	(d)	Software	58	58	57
Total Corporate Bonds				35,903	36,774

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Common Stock—6.2%
Adaptive Biotechnologies Corp.	(f)	Healthcare-Products	962	$49	$39
Adobe, Inc.	(f)	Software	210	95	100
Aon Plc		Insurance	280	63	64
Ball Corp.	(e)	Packaging & Containers	7,776	513	659
Booking Holdings, Inc.	(f)	Internet	19	39	44
Brown-Forman Corp.		Beverages	145	8	10
Chipotle Mexican Grill, Inc.	(f)	Retail	60	86	85
Cintas Corp.	(e)	Commercial Services	894	219	305
Coherent, Inc.	(f)	Electronics	140	36	35
Costco Wholesale Corp.	(e)	Retail	853	246	301
CSX Corp.		Transportation	1,059	61	102
CVS Health Corp.		Pharmaceuticals	1,401	104	105
Danaher Corp.		Healthcare-Products	1,086	244	245
Davide Campari-Milano N.V.		Beverages	18,134	137	203
Domino's Pizza, Inc.	(e)	Retail	603	186	222
Five Below, Inc.	(e) (f)	Retail	1,102	118	210
General Motors Co.	(f)	Auto Manufacturers	718	38	41
GEO Group, Inc.		Real Estate Investment Trusts	3,132	26	24
Home Depot, Inc.		Retail	1,339	267	409
Intuit, Inc.		Software	315	89	121
Kansas City Southern	(e)	Transportation	1,408	219	372
Lumentum Holdings, Inc.	(f)	Computers	350	30	32
Mastercard, Inc.	(e)	Diversified Financial Services	706	188	251
Match Group, Inc.	(f)	Internet	595	90	82
Mettler-Toledo International, Inc.	(f)	Electronics	334	211	386
Microsoft Corp.	(e)	Software	1,688	243	398
Moody's Corp.	(e)	Commercial Services	686	152	205
PayPal Holdings, Inc.	(f)	Commercial Services	333	80	81
Pool Corp.		Distribution/Wholesale	441	89	152
Republic Services, Inc.	(e)	Environmental Control	2,618	206	260
Sherwin-Williams Co.	(f)	Chemicals	795	395	587

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2021
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Stanley Black & Decker, Inc.		Hand/Machine Tools	$176	$31	$35
Target Corp.		Retail	788	148	156
Texas Instruments, Inc.		Semiconductors	806	136	152
Thermo Fisher Scientific, Inc.	(e)	Healthcare-Products	520	157	237
Toro Co.	(e)	Machinery-Diversified	1,150	81	119
Tractor Supply Co.		Retail	706	103	125
Union Pacific Corp.	(e)	Transportation	1,751	266	386
Vroom, Inc.	(e) (f)	Retail	2,064	77	81
Watches of Switzerland Group Plc	(d) (f)	Retail	6,276	55	57
Zoetis, Inc.		Pharmaceuticals	511	65	81
Total Common Stock				5,646	7,559

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments—47.7%
State Street Institutional Liquid Reserves Fund - Premier Class	(g)	0.07%	57,895,259	$57,914	$57,913
Total Short-Term Investments				57,914	57,913
TOTAL INVESTMENTS—84.2%				$99,463	102,246
Other Assets in Excess of Liabilities—15.8%					19,166
Net Assets—100.0%					$121,412

Investments Sold Short

Portfolio Company(a)	Footnotes	Number of Shares	Cost	Fair Value(c)
Mutual Funds Sold Short—(2.2)%
Consumer Staples Select Sector SPDR Fund		(452)	$(31)	$(31)
SPDR S&P 500 ETF Trust		(6,568)	(2,528)	(2,603)
Total Mutual Funds Sold Short			$(2,559)	$(2,634)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Corporate Bonds Sold Short—(5.0)%
Adient Global Holdings Ltd., 4.9%, 8/15/26		Auto Parts & Equipment	(401)	$(398)	$(415)
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.4%, 6/1/24		Entertainment	(273)	(270)	(276)
Cimarex Energy Co., 4.4%, 3/15/29		Oil & Gas	(402)	(427)	(445)
CommScope, Inc., 7.1%, 7/1/28		Telecommunications	(153)	(164)	(163)
Delta Air Lines, Inc., 7.4%, 1/15/26		Airlines	(227)	(260)	(266)
Expedia Group, Inc., 3.8%, 2/15/28		Internet	(226)	(242)	(239)
Ford Motor Credit Co. LLC, 4.0%, 11/13/30		Auto Manufacturers	(359)	(373)	(357)
GEO Corrections Holdings, Inc., 6.5%, 2/23/26		Real Estate Investment Trusts	(67)	(72)	(70)
HCA, Inc., 3.5%, 9/1/30		Healthcare-Services	(56)	(59)	(56)
LABL Escrow Issuer LLC, 10.5%, 7/15/27		Packaging & Containers	(171)	(192)	(191)
Life Time, Inc., 8.0%, 4/15/26		Leisure Time	(260)	(260)	(268)
Lumen Technologies, Inc., 4.5%, 1/15/29		Telecommunications	(121)	(121)	(118)
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 3.9%, 2/15/29		Real Estate Investment Trusts	(176)	(178)	(176)

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2021
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Navient Corp., 6.8%, 6/15/26		Diversified Financial Services	$(402)	$(417)	$(437)
Presidio Holdings, Inc., 8.3%, 2/1/28		Computers	(89)	(93)	(97)
Radiate Holdco LLC / Radiate Finance, Inc., 6.5%, 9/15/28		Media Entertainment	(322)	(333)	(341)
Scientific Games International, Inc., 8.3%, 3/15/26		Entertainment	(201)	(210)	(216)
Seagate HDD Cayman, 3.1%, 7/15/29		Computers	(61)	(60)	(59)
Sensata Technologies, Inc., 3.8%, 2/15/31		Electronics	(230)	(236)	(227)
Teva Pharmaceutical Finance Netherlands III B.V., 6.8%, 3/1/28		Pharmaceuticals	(343)	(374)	(386)
United Rentals North America, Inc., 4.9%, 1/15/28		Commercial Services	(692)	(716)	(730)
US Concrete, Inc., 5.1%, 3/1/29		Building Materials	(272)	(284)	(281)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.5%, 3/1/25		Lodging	(227)	(214)	(240)
Total Corporate Bonds Sold Short				$(5,953)	$(6,054)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stocks Sold Short—(0.1)%
American Airlines Group, Inc.		Airlines	(452)	$(11)	$(11)
Berkshire Hathaway, Inc.		Insurance	(9)	(2)	(2)
Boeing Co.		Aerospace/Defense	(23)	(6)	(6)
Credit Acceptance Corp.		Diversified Financial Services	(39)	(13)	(14)
Denny's Corp.		Retail	(181)	(3)	(3)
DoorDash, Inc.		Internet	(90)	(12)	(12)
Fox Factory Holding Corp.		Auto Parts & Equipment	(27)	(4)	(3)
Grand Canyon Education, Inc.		Commercial Services	(18)	(2)	(2)
Intel Corp.		Semiconductors	(91)	(6)	(6)
Kroger Co.		Food	(90)	(3)	(3)
La-Z-Boy, Inc.		Retail	(34)	(1)	(1)
Lancaster Colony Corp.		Food	(9)	(2)	(2)
Mattel, Inc.		Toys/Games/Hobbies	(212)	(4)	(4)
Paychex, Inc.		Software	(316)	(31)	(31)
Snap-on, Inc.		Hand/Machine Tools	(31)	(7)	(7)
Snowflake, Inc.		Software	(9)	(2)	(2)
Tempur Sealy International, Inc.		Home Furnishings	(18)	(1)	(1)
Twitter, Inc.		Internet	(542)	(32)	(35)
Uber Technologies, Inc.		Internet	(113)	(7)	(6)
Whirlpool Corp.		Home Furnishings	(15)	(3)	(3)
Xylem, Inc.		Machinery-Diversified	(90)	(9)	(10)
Total Common Stocks Sold Short				$(161)	$(164)
Total Investments Sold Short				$(8,673)	$(8,852)

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2021
(dollar values in thousands, except share and per share amounts)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	4/8/21	AUD	200	JPY	16,876	$—	$1
Deutsche Bank	4/8/21	AUD	200	JPY	16,873	—	—
Deutsche Bank	4/8/21	AUD	400	CAD	385	—	3
Deutsche Bank	4/8/21	AUD	200	JPY	16,785	—	—
Deutsche Bank	4/8/21	AUD	600	JPY	49,553	8	—
Deutsche Bank	4/8/21	AUD	200	JPY	16,584	2	—
Deutsche Bank	4/8/21	AUD	225	GBP	125	—	1
Deutsche Bank	4/8/21	AUD	194	EUR	125	1	—
Deutsche Bank	4/8/21	AUD	224	GBP	125	—	2
Deutsche Bank	4/8/21	AUD	400	CAD	393	—	9
Deutsche Bank	4/8/21	AUD	400	NZD	429	4	—
Deutsche Bank	4/8/21	AUD	200	JPY	16,554	2	—
Deutsche Bank	4/8/21	AUD	400	JPY	33,108	5	—
Deutsche Bank	4/8/21	AUD	400	CAD	389	—	6
Deutsche Bank	4/8/21	AUD	223	GBP	125	—	3
Deutsche Bank	4/8/21	AUD	300	USD	235	—	7
Deutsche Bank	4/8/21	AUD	100	USD	78	—	2
Deutsche Bank	4/8/21	AUD	100	USD	77	—	1
Deutsche Bank	4/8/21	AUD	800	USD	612	—	4
Deutsche Bank	4/8/21	AUD	200	USD	155	—	3
Deutsche Bank	4/8/21	AUD	300	USD	232	—	5
Deutsche Bank	4/8/21	AUD	100	USD	77	—	1
Deutsche Bank	4/8/21	AUD	100	USD	77	—	1
Deutsche Bank	4/8/21	CAD	100	USD	80	—	1
Deutsche Bank	4/8/21	CAD	100	USD	80	—	1
Deutsche Bank	4/8/21	CAD	100	USD	80	—	—
Deutsche Bank	4/8/21	CAD	100	USD	80	—	—
Deutsche Bank	4/8/21	CAD	200	USD	159	—	—
Deutsche Bank	4/8/21	CAD	100	USD	79	—	—
Deutsche Bank	4/8/21	CAD	100	USD	79	—	—
Deutsche Bank	4/8/21	CAD	100	USD	79	1	—
Deutsche Bank	4/8/21	CAD	400	USD	317	1	—
Deutsche Bank	4/8/21	CAD	100	USD	79	1	—
Deutsche Bank	4/8/21	CHF	125	USD	135	—	2
Deutsche Bank	4/8/21	CHF	125	USD	133	—	1
Deutsche Bank	4/8/21	CHF	250	USD	266	—	1
Deutsche Bank	4/8/21	CHF	125	USD	133	—	—
Deutsche Bank	4/8/21	CHF	250	USD	273	—	8
Deutsche Bank	4/8/21	CHF	125	USD	134	—	2
Deutsche Bank	4/26/21	CLP	72,124	USD	100	—	—
Deutsche Bank	4/30/21	CLP	73,566	USD	100	2	—
Deutsche Bank	5/3/21	CLP	146,006	USD	200	3	—
Deutsche Bank	4/5/21	CLP	72,162	USD	100	—	—
Deutsche Bank	4/9/21	CLP	73,482	USD	100	2	—
Deutsche Bank	4/8/21	CNH	1,303	USD	200	—	2
Deutsche Bank	4/8/21	CNH	4,543	USD	700	—	8
Deutsche Bank	4/8/21	CNH	651	USD	100	—	1
Deutsche Bank	4/8/21	CNH	650	USD	100	—	1
Deutsche Bank	4/8/21	CNH	2,608	USD	400	—	3
Deutsche Bank	4/8/21	CNH	651	USD	100	—	1
Deutsche Bank	4/8/21	CNH	654	USD	100	—	—
Deutsche Bank	4/8/21	CNH	654	USD	100	—	—
Deutsche Bank	4/8/21	CNH	1,309	USD	200	—	1

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2021
(dollar values in thousands, except share and per share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	4/8/21	CNH	655	USD	100	$—	$—
Deutsche Bank	4/8/21	CNH	650	USD	100	—	1
Deutsche Bank	4/8/21	CNH	1,298	USD	200	—	2
Deutsche Bank	4/8/21	CNH	7,840	USD	1,200	—	6
Deutsche Bank	4/8/21	CNH	1,307	USD	200	—	1
Deutsche Bank	4/8/21	EUR	125	USD	150	—	3
Deutsche Bank	4/8/21	EUR	125	USD	149	—	3
Deutsche Bank	4/8/21	EUR	375	USD	448	—	8
Deutsche Bank	4/8/21	EUR	500	USD	595	—	8
Deutsche Bank	4/8/21	EUR	125	USD	147	—	1
Deutsche Bank	4/8/21	EUR	250	USD	300	—	7
Deutsche Bank	4/8/21	EUR	500	USD	594	—	8
Deutsche Bank	4/8/21	EUR	1,375	USD	1,662	—	50
Deutsche Bank	4/8/21	EUR	375	USD	446	—	6
Deutsche Bank	4/8/21	GBP	63	USD	87	—	1
Deutsche Bank	4/8/21	GBP	63	USD	87	—	1
Deutsche Bank	4/8/21	GBP	125	USD	175	—	2
Deutsche Bank	4/8/21	GBP	63	USD	87	—	1
Deutsche Bank	4/8/21	GBP	63	USD	86	1	—
Deutsche Bank	4/8/21	GBP	250	USD	344	—	—
Deutsche Bank	4/8/21	GBP	250	USD	345	—	—
Deutsche Bank	4/8/21	GBP	63	USD	87	—	—
Deutsche Bank	4/8/21	GBP	63	USD	87	—	1
Deutsche Bank	4/8/21	GBP	63	USD	87	—	1
Deutsche Bank	4/8/21	GBP	188	USD	260	—	2
Deutsche Bank	4/8/21	HUF	30,887	USD	100	—	—
Deutsche Bank	4/8/21	ILS	329	USD	100	—	1
Deutsche Bank	4/12/21	INR	7,295	USD	100	—	—
Deutsche Bank	4/19/21	INR	1,587	USD	22	—	—
Deutsche Bank	4/19/21	INR	1,587	USD	22	—	—
Deutsche Bank	4/19/21	INR	1,587	USD	22	—	—
Deutsche Bank	4/19/21	INR	1,587	USD	22	—	—
Deutsche Bank	4/19/21	INR	952	USD	13	—	—
Deutsche Bank	4/5/21	INR	127	USD	2	—	—
Deutsche Bank	4/5/21	INR	7,383	USD	100	1	—
Deutsche Bank	4/5/21	INR	7,346	USD	100	—	—
Deutsche Bank	4/8/21	JPY	12,500	USD	115	—	2
Deutsche Bank	4/8/21	JPY	12,500	USD	115	—	2
Deutsche Bank	4/8/21	JPY	12,500	USD	115	—	2
Deutsche Bank	4/8/21	JPY	37,500	USD	345	—	6
Deutsche Bank	4/8/21	JPY	25,000	USD	229	—	3
Deutsche Bank	4/8/21	JPY	12,500	USD	114	—	1
Deutsche Bank	4/8/21	JPY	75,000	USD	685	—	7
Deutsche Bank	4/8/21	JPY	25,000	USD	227	—	1
Deutsche Bank	4/8/21	JPY	75,000	USD	702	—	25
Deutsche Bank	4/8/21	JPY	25,000	USD	234	—	8
Deutsche Bank	4/8/21	JPY	25,000	USD	231	—	5
Deutsche Bank	4/8/21	JPY	25,000	USD	230	—	4
Deutsche Bank	4/19/21	KRW	226,628	USD	200	1	—
Deutsche Bank	4/26/21	KRW	225,376	USD	200	—	—
Deutsche Bank	5/3/21	KRW	226,460	USD	200	1	—
Deutsche Bank	4/5/21	KRW	336,494	USD	300	—	2
Deutsche Bank	4/12/21	KRW	228,564	USD	200	3	—
Deutsche Bank	4/8/21	MXN	1,000	USD	48	1	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2021
(dollar values in thousands, except share and per share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	4/8/21	MXN	2,000	USD	97	$1	$—
Deutsche Bank	4/8/21	MXN	500	USD	24	—	—
Deutsche Bank	4/8/21	MXN	1,500	USD	72	1	—
Deutsche Bank	4/8/21	MXN	1,000	USD	49	—	—
Deutsche Bank	4/8/21	MXN	1,000	USD	48	1	—
Deutsche Bank	4/8/21	MXN	500	USD	24	—	—
Deutsche Bank	4/8/21	MXN	1,500	USD	72	1	—
Deutsche Bank	4/8/21	MXN	1,000	USD	48	1	—
Deutsche Bank	4/8/21	MXN	2,500	USD	122	1	—
Deutsche Bank	4/5/21	MXN	1,000	USD	49	—	—
Deutsche Bank	4/8/21	MXN	500	USD	24	—	—
Deutsche Bank	4/8/21	MXN	500	USD	23	1	—
Deutsche Bank	4/8/21	MXN	500	USD	23	1	—
Deutsche Bank	4/8/21	MXN	1,000	USD	47	2	—
Deutsche Bank	4/8/21	MXN	1,500	USD	72	1	—
Deutsche Bank	4/8/21	MXN	2,000	USD	95	2	—
Deutsche Bank	4/8/21	NOK	1,719	USD	200	1	—
Deutsche Bank	4/8/21	NOK	856	USD	100	—	—
Deutsche Bank	4/8/21	NZD	100	USD	72	—	2
Deutsche Bank	4/8/21	NZD	100	USD	72	—	2
Deutsche Bank	4/8/21	NZD	400	USD	279	—	—
Deutsche Bank	4/8/21	NZD	100	USD	70	—	—
Deutsche Bank	4/8/21	NZD	100	USD	70	—	—
Deutsche Bank	4/8/21	NZD	100	USD	70	—	—
Deutsche Bank	4/8/21	NZD	100	USD	70	—	—
Deutsche Bank	4/8/21	NZD	100	USD	70	—	—
Deutsche Bank	4/8/21	NZD	100	USD	70	—	—
Deutsche Bank	4/8/21	NZD	200	USD	144	—	5
Deutsche Bank	4/8/21	NZD	100	USD	71	—	2
Deutsche Bank	4/8/21	NZD	100	USD	72	—	2
Deutsche Bank	4/8/21	NZD	100	USD	73	—	3
Deutsche Bank	4/8/21	PLN	387	USD	100	—	2
Deutsche Bank	4/8/21	PLN	377	USD	100	—	4
Deutsche Bank	4/8/21	PLN	755	USD	200	—	9
Deutsche Bank	4/8/21	PLN	386	USD	100	—	2
Deutsche Bank	4/8/21	RUB	22,073	USD	300	—	8
Deutsche Bank	4/8/21	RUB	7,495	USD	100	—	1
Deutsche Bank	4/8/21	RUB	7,649	USD	100	1	—
Deutsche Bank	4/8/21	RUB	7,480	USD	100	—	1
Deutsche Bank	4/8/21	RUB	7,412	USD	100	—	2
Deutsche Bank	4/8/21	RUB	14,805	USD	200	—	4
Deutsche Bank	4/8/21	SEK	844	USD	100	—	3
Deutsche Bank	4/8/21	SEK	846	USD	100	—	3
Deutsche Bank	4/8/21	SGD	532	USD	400	—	4
Deutsche Bank	4/8/21	TRY	766	USD	100	—	8
Deutsche Bank	4/8/21	TRY	774	USD	100	—	7
Deutsche Bank	4/8/21	TRY	766	USD	100	—	8
Deutsche Bank	4/15/21	TWD	2,809	USD	100	—	1
Deutsche Bank	4/16/21	TWD	2,577	USD	92	—	1
Deutsche Bank	4/16/21	TWD	227	USD	8	—	—
Deutsche Bank	4/12/21	TWD	2,818	USD	100	—	1
Deutsche Bank	4/19/21	TWD	2,816	USD	100	—	1
Deutsche Bank	4/19/21	TWD	5,631	USD	200	—	2
Deutsche Bank	4/26/21	TWD	5,658	USD	200	—	1

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2021
(dollar values in thousands, except share and per share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	4/6/21	TWD	4	USD	—	$—	$—
Deutsche Bank	5/3/21	TWD	5,691	USD	200	1	—
Deutsche Bank	4/6/21	TWD	2,777	USD	100	—	3
Deutsche Bank	4/6/21	TWD	2,834	USD	100	—	—
Deutsche Bank	4/12/21	TWD	5,654	USD	200	—	1
Deutsche Bank	4/12/21	TWD	541	USD	19	—	—
Deutsche Bank	4/12/21	TWD	1,373	USD	49	—	—
Deutsche Bank	4/12/21	TWD	916	USD	32	—	—
Deutsche Bank	4/9/21	TWD	2,789	USD	100	—	2
Deutsche Bank	4/8/21	USD	157	AUD	200	5	—
Deutsche Bank	4/8/21	USD	78	AUD	100	2	—
Deutsche Bank	4/8/21	USD	156	AUD	200	4	—
Deutsche Bank	4/8/21	USD	232	AUD	300	4	—
Deutsche Bank	4/8/21	USD	152	AUD	200	—	—
Deutsche Bank	4/8/21	USD	76	AUD	100	—	—
Deutsche Bank	4/8/21	USD	152	AUD	200	—	—
Deutsche Bank	4/8/21	USD	237	CAD	300	—	2
Deutsche Bank	4/8/21	USD	79	CAD	100	—	1
Deutsche Bank	4/8/21	USD	79	CAD	100	—	1
Deutsche Bank	4/8/21	USD	158	CAD	200	—	1
Deutsche Bank	4/8/21	USD	79	CAD	100	—	1
Deutsche Bank	4/8/21	USD	160	CAD	200	1	—
Deutsche Bank	4/8/21	USD	79	CAD	100	—	—
Deutsche Bank	4/8/21	USD	134	CHF	125	2	—
Deutsche Bank	4/8/21	USD	135	CHF	125	2	—
Deutsche Bank	4/8/21	USD	135	CHF	125	2	—
Deutsche Bank	4/8/21	USD	270	CHF	250	5	—
Deutsche Bank	4/8/21	USD	135	CHF	125	3	—
Deutsche Bank	4/8/21	USD	134	CHF	125	1	—
Deutsche Bank	4/9/21	USD	100	CLP	73,374	—	2
Deutsche Bank	4/5/21	USD	100	CLP	73,495	—	2
Deutsche Bank	4/30/21	USD	100	CLP	73,008	—	1
Deutsche Bank	4/26/21	USD	100	CLP	73,010	—	1
Deutsche Bank	4/8/21	USD	100	CNH	649	1	—
Deutsche Bank	4/8/21	USD	100	CNH	648	1	—
Deutsche Bank	4/8/21	USD	300	CNH	1,946	4	—
Deutsche Bank	4/8/21	USD	100	CNH	652	1	—
Deutsche Bank	4/8/21	USD	100	CNH	652	1	—
Deutsche Bank	4/8/21	USD	2,100	CNH	13,796	—	1
Deutsche Bank	4/8/21	USD	100	CNH	657	—	—
Deutsche Bank	4/8/21	USD	100	CNH	651	1	—
Deutsche Bank	4/8/21	USD	200	CNH	1,304	1	—
Deutsche Bank	4/8/21	USD	100	CNH	653	1	—
Deutsche Bank	4/8/21	USD	100	CNH	654	—	—
Deutsche Bank	4/8/21	USD	800	CNH	5,265	—	2
Deutsche Bank	4/8/21	USD	300	CNH	1,973	—	—
Deutsche Bank	4/8/21	USD	2,253	EUR	1,875	54	—
Deutsche Bank	4/8/21	USD	301	EUR	250	8	—
Deutsche Bank	4/8/21	USD	448	EUR	375	8	—
Deutsche Bank	4/8/21	USD	149	EUR	125	3	—
Deutsche Bank	4/8/21	USD	149	EUR	125	3	—
Deutsche Bank	4/8/21	USD	149	EUR	125	2	—
Deutsche Bank	4/8/21	USD	415	EUR	351	3	—
Deutsche Bank	4/8/21	USD	915	EUR	774	7	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2021
(dollar values in thousands, except share and per share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	4/8/21	USD	442	EUR	375	$2	$—
Deutsche Bank	4/8/21	USD	147	EUR	125	—	—
Deutsche Bank	4/8/21	USD	293	EUR	250	—	—
Deutsche Bank	4/8/21	USD	87	GBP	63	1	—
Deutsche Bank	4/8/21	USD	87	GBP	63	—	—
Deutsche Bank	4/8/21	USD	87	GBP	63	—	—
Deutsche Bank	4/8/21	USD	87	GBP	63	1	—
Deutsche Bank	4/8/21	USD	174	GBP	125	2	—
Deutsche Bank	4/8/21	USD	87	GBP	63	—	—
Deutsche Bank	4/8/21	USD	86	GBP	63	—	—
Deutsche Bank	4/8/21	USD	428	GBP	313	—	3
Deutsche Bank	4/8/21	USD	344	GBP	250	—	1
Deutsche Bank	4/8/21	USD	258	GBP	188	—	1
Deutsche Bank	4/8/21	USD	100	HUF	30,342	2	—
Deutsche Bank	4/8/21	USD	100	HUF	30,892	—	—
Deutsche Bank	4/5/21	USD	200	INR	14,856	—	3
Deutsche Bank	4/12/21	USD	100	INR	7,356	—	—
Deutsche Bank	4/19/21	USD	100	INR	7,304	—	—
Deutsche Bank	5/5/21	USD	16	INR	1,148	—	—
Deutsche Bank	5/5/21	USD	22	INR	1,596	—	—
Deutsche Bank	5/5/21	USD	63	INR	4,642	—	—
Deutsche Bank	4/8/21	USD	700	JPY	75,000	22	—
Deutsche Bank	4/8/21	USD	115	JPY	12,500	2	—
Deutsche Bank	4/8/21	USD	115	JPY	12,500	2	—
Deutsche Bank	4/8/21	USD	458	JPY	50,000	7	—
Deutsche Bank	4/8/21	USD	229	JPY	25,000	3	—
Deutsche Bank	4/8/21	USD	458	JPY	50,000	7	—
Deutsche Bank	4/8/21	USD	230	JPY	25,000	4	—
Deutsche Bank	4/8/21	USD	460	JPY	50,000	9	—
Deutsche Bank	4/8/21	USD	227	JPY	25,000	1	—
Deutsche Bank	4/8/21	USD	452	JPY	50,000	—	—
Deutsche Bank	4/5/21	USD	38	KRW	42,949	—	—
Deutsche Bank	4/5/21	USD	62	KRW	69,033	1	—
Deutsche Bank	4/5/21	USD	200	KRW	228,628	—	2
Deutsche Bank	4/12/21	USD	200	KRW	226,728	—	1
Deutsche Bank	4/19/21	USD	200	KRW	225,454	—	—
Deutsche Bank	4/26/21	USD	200	KRW	226,528	—	1
Deutsche Bank	4/8/21	USD	24	MXN	500	—	—
Deutsche Bank	4/8/21	USD	168	MXN	3,500	—	3
Deutsche Bank	4/8/21	USD	117	MXN	2,500	—	5
Deutsche Bank	4/8/21	USD	119	MXN	2,500	—	4
Deutsche Bank	4/8/21	USD	48	MXN	1,000	—	1
Deutsche Bank	4/8/21	USD	24	MXN	500	—	—
Deutsche Bank	4/8/21	USD	24	MXN	500	—	—
Deutsche Bank	4/8/21	USD	24	MXN	500	—	—
Deutsche Bank	4/8/21	USD	73	MXN	1,500	—	—
Deutsche Bank	4/8/21	USD	24	MXN	500	—	—
Deutsche Bank	4/8/21	USD	48	MXN	1,000	—	1
Deutsche Bank	4/8/21	USD	24	MXN	500	—	—
Deutsche Bank	4/8/21	USD	24	MXN	500	—	—
Deutsche Bank	4/5/21	USD	24	MXN	500	—	—
Deutsche Bank	4/8/21	USD	49	MXN	1,000	—	—
Deutsche Bank	4/8/21	USD	100	NOK	860	—	1
Deutsche Bank	4/8/21	USD	73	NZD	100	3	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	4/8/21	USD	71	NZD	100	$2	$—
Deutsche Bank	4/8/21	USD	71	NZD	100	2	—
Deutsche Bank	4/8/21	USD	72	NZD	100	2	—
Deutsche Bank	4/8/21	USD	72	NZD	100	2	—
Deutsche Bank	4/8/21	USD	144	NZD	200	4	—
Deutsche Bank	4/8/21	USD	286	NZD	400	7	—
Deutsche Bank	4/8/21	USD	70	NZD	100	—	—
Deutsche Bank	4/8/21	USD	100	PLN	378	4	—
Deutsche Bank	4/8/21	USD	100	PLN	375	5	—
Deutsche Bank	4/8/21	USD	100	PLN	386	2	—
Deutsche Bank	4/8/21	USD	100	PLN	384	3	—
Deutsche Bank	4/8/21	USD	100	PLN	386	2	—
Deutsche Bank	4/8/21	USD	200	PLN	795	—	1
Deutsche Bank	4/8/21	USD	200	RUB	14,852	4	—
Deutsche Bank	4/8/21	USD	100	RUB	7,426	2	—
Deutsche Bank	4/8/21	USD	100	RUB	7,381	2	—
Deutsche Bank	4/8/21	USD	100	RUB	7,334	3	—
Deutsche Bank	4/8/21	USD	100	RUB	7,301	3	—
Deutsche Bank	4/8/21	USD	200	RUB	14,826	4	—
Deutsche Bank	4/8/21	USD	100	RUB	7,623	—	1
Deutsche Bank	4/8/21	USD	100	SEK	839	4	—
Deutsche Bank	4/8/21	USD	100	SEK	855	2	—
Deutsche Bank	4/8/21	USD	100	SGD	133	1	—
Deutsche Bank	4/8/21	USD	100	SGD	135	—	—
Deutsche Bank	4/8/21	USD	100	TRY	747	10	—
Deutsche Bank	4/8/21	USD	100	TRY	770	7	—
Deutsche Bank	4/8/21	USD	100	TRY	836	—	1
Deutsche Bank	4/6/21	USD	32	TWD	897	1	—
Deutsche Bank	4/6/21	USD	68	TWD	1,876	2	—
Deutsche Bank	4/6/21	USD	100	TWD	2,781	2	—
Deutsche Bank	4/12/21	USD	35	TWD	985	1	—
Deutsche Bank	4/12/21	USD	65	TWD	1,807	1	—
Deutsche Bank	4/9/21	USD	100	TWD	2,835	—	—
Deutsche Bank	4/12/21	USD	74	TWD	2,087	—	—
Deutsche Bank	4/12/21	USD	26	TWD	737	—	—
Deutsche Bank	4/16/21	USD	100	TWD	2,817	1	—
Deutsche Bank	4/15/21	USD	100	TWD	2,817	1	—
Deutsche Bank	4/12/21	USD	200	TWD	5,636	2	—
Deutsche Bank	4/19/21	USD	100	TWD	2,815	1	—
Deutsche Bank	4/19/21	USD	200	TWD	5,665	1	—
Deutsche Bank	4/6/21	USD	2	TWD	61	—	—
Deutsche Bank	4/26/21	USD	200	TWD	5,697	—	1
Deutsche Bank	4/8/21	USD	100	ZAR	1,550	—	5
Deutsche Bank	4/8/21	ZAR	1,511	USD	100	2	—
Deutsche Bank	4/8/21	ZAR	1,531	USD	100	4	—
Deutsche Bank	4/8/21	ZAR	1,511	USD	100	2	—
Deutsche Bank	4/8/21	CAD	197	AUD	200	5	—
Deutsche Bank	4/8/21	CAD	372	EUR	250	3	—
Deutsche Bank	4/8/21	CAD	186	EUR	125	2	—
Deutsche Bank	4/8/21	CAD	386	AUD	400	3	—
Deutsche Bank	4/8/21	CAD	400	JPY	34,522	7	—
Deutsche Bank	4/8/21	CAD	186	EUR	125	1	—
Deutsche Bank	4/8/21	CAD	200	JPY	17,562	1	—
Deutsche Bank	4/8/21	CAD	200	JPY	16,841	7	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	4/8/21	CAD	194	AUD	200	$3	$—
Deutsche Bank	4/8/21	CAD	200	JPY	16,841	7	—
Deutsche Bank	4/8/21	CAD	200	JPY	17,106	5	—
Deutsche Bank	4/8/21	CAD	191	EUR	125	5	—
Deutsche Bank	4/8/21	CAD	191	EUR	125	5	—
Deutsche Bank	4/8/21	EUR	100	JPY	13,030	—	—
Deutsche Bank	4/8/21	EUR	100	GBP	86	—	1
Deutsche Bank	4/8/21	EUR	100	JPY	12,930	—	—
Deutsche Bank	4/8/21	EUR	125	NOK	1,274	—	2
Deutsche Bank	4/8/21	EUR	200	JPY	25,687	3	—
Deutsche Bank	4/8/21	EUR	600	JPY	77,310	5	—
Deutsche Bank	4/8/21	EUR	125	NOK	1,269	—	2
Deutsche Bank	4/8/21	EUR	125	SEK	1,275	1	—
Deutsche Bank	4/8/21	EUR	100	GBP	86	—	1
Deutsche Bank	4/8/21	EUR	200	JPY	25,827	1	—
Deutsche Bank	4/8/21	EUR	125	AUD	192	1	—
Deutsche Bank	4/8/21	EUR	125	CHF	138	—	—
Deutsche Bank	4/8/21	EUR	125	CAD	191	—	5
Deutsche Bank	4/8/21	EUR	250	CAD	381	—	10
Deutsche Bank	4/8/21	EUR	100	JPY	12,834	1	—
Deutsche Bank	4/8/21	EUR	250	CHF	275	2	—
Deutsche Bank	4/8/21	EUR	100	HUF	36,726	—	2
Deutsche Bank	4/8/21	EUR	100	JPY	12,924	1	—
Deutsche Bank	4/8/21	EUR	100	GBP	86	—	1
Deutsche Bank	4/8/21	EUR	200	GBP	173	—	4
Deutsche Bank	4/8/21	EUR	200	GBP	172	—	3
Deutsche Bank	4/8/21	EUR	400	JPY	51,723	2	—
Deutsche Bank	4/8/21	EUR	100	PLN	458	1	—
Deutsche Bank	4/8/21	HUF	36,809	EUR	100	2	—
Deutsche Bank	4/8/21	JPY	12,982	EUR	100	—	—
Deutsche Bank	4/8/21	JPY	16,939	CAD	200	—	6
Deutsche Bank	4/8/21	JPY	17,371	CAD	200	—	2
Deutsche Bank	4/8/21	JPY	31,413	NZD	400	4	—
Deutsche Bank	4/8/21	JPY	15,686	NZD	200	2	—
Deutsche Bank	4/8/21	JPY	51,930	EUR	400	—	—
Deutsche Bank	4/8/21	JPY	15,674	NZD	200	2	—
Deutsche Bank	4/8/21	JPY	19,055	GBP	125	—	—
Deutsche Bank	4/8/21	JPY	15,810	NZD	200	3	—
Deutsche Bank	4/8/21	JPY	13,049	EUR	100	1	—
Deutsche Bank	4/8/21	JPY	64,803	EUR	500	—	1
Deutsche Bank	4/8/21	JPY	18,833	GBP	125	—	2
Deutsche Bank	4/8/21	JPY	15,553	NZD	200	1	—
Deutsche Bank	4/8/21	JPY	34,807	CAD	400	—	4
Deutsche Bank	4/8/21	JPY	12,891	EUR	100	—	1
Deutsche Bank	4/8/21	JPY	16,744	AUD	200	—	1
Deutsche Bank	4/8/21	JPY	34,765	CAD	400	—	4
Deutsche Bank	4/8/21	JPY	51,947	EUR	400	—	—
Deutsche Bank	4/8/21	JPY	18,690	GBP	125	—	4
Deutsche Bank	4/8/21	JPY	25,667	EUR	200	—	3
Deutsche Bank	4/8/21	JPY	16,633	AUD	200	—	2
Deutsche Bank	4/8/21	JPY	25,797	EUR	200	—	2
Deutsche Bank	4/8/21	JPY	38,814	EUR	300	—	1
Deutsche Bank	4/8/21	JPY	16,721	AUD	200	—	1
Deutsche Bank	4/8/21	JPY	15,545	NZD	200	1	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	4/8/21	JPY	15,582	NZD	200	$1	$—
Deutsche Bank	4/8/21	JPY	16,730	AUD	200	—	1
Deutsche Bank	4/8/21	JPY	25,842	EUR	200	—	1
Deutsche Bank	4/8/21	JPY	33,441	AUD	400	—	2
Deutsche Bank	4/8/21	JPY	12,916	EUR	100	—	1
Deutsche Bank	4/8/21	NZD	200	JPY	15,598	—	1
Deutsche Bank	4/8/21	NZD	400	JPY	30,730	2	—
Deutsche Bank	4/8/21	NZD	200	JPY	15,276	2	—
Deutsche Bank	4/8/21	NZD	215	AUD	200	—	2
Deutsche Bank	4/8/21	NZD	200	JPY	15,427	—	—
Deutsche Bank	4/8/21	NZD	400	JPY	31,107	—	2
Deutsche Bank	4/8/21	NZD	200	JPY	15,487	—	—
Deutsche Bank	4/8/21	NOK	1,255	EUR	125	—	—
Deutsche Bank	4/8/21	NOK	2,000	SEK	2,011	4	—
Deutsche Bank	4/8/21	NOK	1,268	EUR	125	2	—
Deutsche Bank	4/8/21	NOK	1,262	EUR	125	1	—
Deutsche Bank	4/8/21	PLN	461	EUR	100	—	1
Deutsche Bank	4/8/21	GBP	125	AUD	224	2	—
Deutsche Bank	4/8/21	GBP	85	EUR	100	1	—
Deutsche Bank	4/8/21	GBP	125	JPY	18,928	1	—
Deutsche Bank	4/8/21	GBP	173	EUR	200	4	—
Deutsche Bank	4/8/21	GBP	171	EUR	200	1	—
Deutsche Bank	4/8/21	GBP	125	AUD	224	2	—
Deutsche Bank	4/8/21	GBP	86	EUR	100	1	—
Deutsche Bank	4/8/21	GBP	125	JPY	18,543	5	—
Deutsche Bank	4/8/21	GBP	125	CHF	159	4	—
Deutsche Bank	4/8/21	GBP	260	EUR	300	6	—
Deutsche Bank	4/8/21	GBP	125	JPY	18,543	5	—
Deutsche Bank	4/8/21	GBP	125	JPY	18,748	3	—
Deutsche Bank	4/8/21	GBP	125	JPY	18,880	2	—
Deutsche Bank	4/8/21	GBP	86	EUR	100	1	—
Deutsche Bank	4/8/21	SEK	1,275	EUR	125	—	1
Deutsche Bank	4/8/21	SEK	2,541	EUR	250	—	2
Deutsche Bank	4/8/21	SEK	984	NOK	1,000	—	4
Deutsche Bank	4/8/21	CHF	160	GBP	125	—	3
Deutsche Bank	4/8/21	CHF	250	JPY	29,124	1	—
Morgan Stanley Capital Services LLC	6/16/21	USD	19	EUR	16	—	—
Morgan Stanley Capital Services LLC	6/16/21	USD	200	EUR	167	4	—
Morgan Stanley Capital Services LLC	6/16/21	USD	52	GBP	37	—	—
State Street Bank and Trust Company	4/6/21	GBP	—	USD	1	—	—
State Street Bank and Trust Company	6/16/21	USD	2	GBP	2	—	—
Total Forward Foreign Currency Exchange Contracts						$496	$495

Future Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Commodity Futures
Aluminum	1	Long	5/24/2021	54	$—	$1
Aluminum	1	Long	6/1/2021	54	—	1
Aluminum	1	Long	6/3/2021	56	—	1
Aluminum	2	Long	6/8/2021	109	—	1
Aluminum	1	Long	6/11/2021	55	—	1

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Aluminum	1	Long	6/15/2021	55	$—	$—
Aluminum	1	Long	6/16/2021	55	—	—
Aluminum	3	Long	6/17/2021	167	—	2
Aluminum	2	Long	6/18/2021	111	—	1
Aluminum	1	Long	6/24/2021	57	—	1
Aluminum	1	Long	6/25/2021	57	—	—
Aluminum	1	Long	6/30/2021	57	—	—
Brent Crude	1	Long	4/30/2021	64	—	1
Brent Crude	1	Long	6/30/2021	63	—	1
Copper	1	Long	6/2/2021	222	—	—
Copper	1	Long	6/3/2021	228	—	—
Copper	1	Long	6/4/2021	222	—	—
Copper	1	Long	6/8/2021	226	—	—
Copper	1	Long	6/9/2021	224	—	—
Copper	1	Long	6/15/2021	229	—	—
Copper	1	Long	6/17/2021	224	—	—
Copper	1	Long	6/18/2021	224	—	—
Copper	1	Long	6/22/2021	225	—	—
Gasoline	1	Long	8/25/2021	25	25	—
Gold 100 OZ	2	Long	6/28/2021	342	1	—
KC HRW Wheat	1	Long	5/14/2021	29	29	—
Lead	1	Long	6/16/2021	49	—	—
Lead	1	Long	6/18/2021	48	—	—
Lead	1	Long	6/24/2021	49	—	—
Lead	1	Long	6/25/2021	48	—	—
Live Cattle	2	Long	6/30/2021	96	1	—
Low Sulphur Gasoil	3	Long	5/12/2021	152	—	—
Low Sulphur Gasoil	1	Long	6/10/2021	54	—	—
Nickel	1	Long	6/10/2021	98	1	—
Nickel	1	Long	6/18/2021	97	1	—
Nickel	1	Long	6/23/2021	97	1	—
Nickel	1	Long	6/24/2021	97	1	—
Nickel	2	Long	6/25/2021	194	2	—
Nickel	3	Long	6/30/2021	290	193	—
NY Harbor ULSD	2	Long	4/30/2021	153	—	2
Palladium	1	Long	6/28/2021	267	5	—
Platinum (OSE)	1	Long	12/23/2021	19	—	—
Soybean	3	Long	5/14/2021	207	78	—
Soybean Meal	6	Long	5/14/2021	248	9	—
Tin	1	Long	6/3/2021	123	2	—
Tin	2	Long	6/4/2021	242	3	—
Tin	1	Long	6/10/2021	122	1	—
Tin	1	Long	6/25/2021	127	—	—
Wheat	6	Long	5/14/2021	186	4	—
WTI Crude	1	Long	4/19/2021	62	—	1
WTI Crude	2	Long	5/20/2021	122	—	3
WTI Crude	1	Long	7/20/2021	59	—	1
Zinc	1	Long	6/1/2021	70	—	—
Zinc	1	Long	6/4/2021	70	—	—
Zinc	1	Long	6/17/2021	70	—	—
Zinc	1	Long	6/24/2021	70	—	—
Zinc	2	Long	6/25/2021	141	1	—
Zinc	1	Long	6/29/2021	71	—	—
Total Commodity Futures Contracts					358	18

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Equity Futures
CAC40 Index	3	Long	4/16/2021	215	$—	$1
DAX Index	1	Long	6/18/2021	432	—	—
DJIA mini E-CBOT	3	Long	6/18/2021	491	—	—
E-mini Russell 2000	2	Long	6/18/2021	219	3	—
FTSE China	16	Long	4/29/2021	275	—	3
FTSE/JSE Top 40 Index	1	Long	6/17/2021	42	—	1
FTSE/MIB Index	2	Long	6/18/2021	285	—	—
HSCEI Index	3	Long	4/29/2021	212	—	1
IBEX 35 Index	1	Long	4/16/2021	99	—	—
MDAX Index	1	Long	6/18/2021	186	—	—
Mini FTSE/Mib Index	1	Long	6/18/2021	29	—	—
Mini H-Shares Index	2	Long	4/29/2021	28	—	—
MSCI Emerging Market Index	1	Long	6/18/2021	66	66	—
Nikkei 225 (SGX) Index	4	Long	6/10/2021	535	—	4
Nikkei 225 Mini Index	12	Long	6/10/2021	318	—	3
OMXS30 Index	2	Long	4/16/2021	51	—	—
S&P 500 E-mini	15	Long	6/18/2021	2,965	11	—
S&P/TSX 60 Index	3	Long	6/17/2021	537	—	1
SGX Nifty 50 Index	1	Long	4/29/2021	29	—	—
STOXX Europe 600 Index	1	Long	6/18/2021	25	—	—
Topix Index	3	Long	6/10/2021	533	—	7
WIG20 Index	1	Long	6/18/2021	10	—	—
XAF Financial	1	Long	6/18/2021	105	—	1
Yen Denom Nikkei	1	Long	6/10/2021	134	—	—
Total Equity Futures Contracts					80	22
Foreign Currency Futures
Brazil Real	1	Long	4/30/2021	17	—	—
Mexican Peso	3	Long	6/14/2021	72	1	—
Russian Ruble	1	Long	6/15/2021	32	—	—
Try Dollar	1	Long	4/30/2021	1	1	—
Total Foreign Currency Futures Contracts					2	—
Interest Rate Futures
90 Day Eurodollar	1	Long	12/13/2021	249	—	—
90 Day Sterling	1	Long	3/16/2022	174	—	—
Euro-Bobl	1	Long	6/8/2021	159	—	—
Euro-OAT	5	Long	6/8/2021	962	1	—
Short Euro-BTP Index	1	Long	6/8/2021	134	—	—
U.S. Treasury 10-Year Note	1	Long	6/21/2021	2,630	—	5
U.S. Treasury 10-Year Ultra Bond	2	Long	6/21/2021	287	—	—
U.S. Treasury 5-Year Note	7	Long	6/30/2021	865	—	1
U.S. Treasury Ultra Bond	4	Long	6/21/2021	733	—	5
Total Interest Rate Futures Contracts					1	11
Commodity Futures
Aluminum	1	Short	5/24/2021	54	1	—
Aluminum	1	Short	6/1/2021	54	1	—
Aluminum	1	Short	6/3/2021	54	1	—
Aluminum	2	Short	6/8/2021	110	1	—
Aluminum	1	Short	6/11/2021	54	—	—
Aluminum	1	Short	6/15/2021	55	—	—
Aluminum	1	Short	6/16/2021	55	—	—
Aluminum	3	Short	6/17/2021	168	2	—
Aluminum	2	Short	6/18/2021	115	1	—
Aluminum	1	Short	6/23/2021	56	1	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Aluminum	1	Short	6/24/2021	56	$—	$—
Aluminum	1	Short	6/25/2021	57	—	—
Aluminum	1	Short	6/30/2021	56	—	—
Cocoa	1	Short	5/13/2021	25	—	—
Copper	5	Short	5/26/2021	508	—	2
Copper	1	Short	6/2/2021	228	—	—
Copper	1	Short	6/3/2021	222	—	—
Copper	1	Short	6/4/2021	224	—	—
Copper	1	Short	6/8/2021	222	—	—
Copper	1	Short	6/9/2021	220	—	—
Copper	1	Short	6/15/2021	224	—	—
Copper	1	Short	6/17/2021	226	—	—
Copper	1	Short	6/22/2021	224	—	—
Copper	1	Short	6/25/2021	220	—	—
Gasoline RBOB	3	Short	4/30/2021	244	5	—
Lead	1	Short	6/16/2021	48	—	—
Lead	1	Short	6/18/2021	48	—	—
Lead	1	Short	6/24/2021	48	—	—
Lead	1	Short	6/30/2021	49	—	—
Lean Hogs	2	Short	6/14/2021	80	1	—
Nickel	1	Short	6/10/2021	97	—	1
Nickel	1	Short	6/18/2021	97	—	1
Nickel	1	Short	6/23/2021	97	—	1
Nickel	1	Short	6/24/2021	97	—	1
Platinum	1	Short	7/28/2021	59	—	60
Silver	1	Short	5/26/2021	122	—	2
Soybean Oil	6	Short	5/14/2021	195	—	9
Tin	1	Short	6/3/2021	120	—	2
Tin	2	Short	6/4/2021	238	—	3
Tin	1	Short	6/10/2021	130	—	2
WTI Crude	1	Short	6/22/2021	59	1	—
Zinc	1	Short	6/1/2021	70	—	—
Zinc	1	Short	6/4/2021	69	—	—
Zinc	1	Short	6/17/2021	70	—	—
Zinc	1	Short	6/24/2021	70	—	—
Zinc	2	Short	6/25/2021	141	—	—
Zinc	1	Short	6/29/2021	70	—	71
Zinc	1	Short	6/30/2021	70	—	71
Total Commodity Futures Contracts					15	226
Equity Futures
BIST 30 Index	7	Short	4/30/2021	13	—	—
CBOE Volatility Index	6	Short	4/21/2021	134	2	—
CBOE Volatility Index	8	Short	5/19/2021	191	—	—
DAX Mini Index	2	Short	6/18/2021	175	—	—
FTSE 100 Index	1	Short	6/18/2021	92	—	92
FTSE Taiwan Index	4	Short	4/28/2021	231	2	—
Mini HSI Index	1	Short	4/29/2021	37	—	36
MSCI EAFE Index	1	Short	6/18/2021	110	—	110
MSCI Singapore Index	1	Short	4/29/2021	26	—	—
SET50 Index	5	Short	6/29/2021	31	—	—
Total Equity Futures Contracts					4	238
Foreign Currency Futures
Euro FX Currency	1	Short	6/14/2021	150	—	—
Total Foreign Currency Futures Contracts					—	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Futures
90 Day Eurodollar	1	Short	6/13/2022	249	$—	$—
90 Day Eurodollar	1	Short	6/19/2023	248	—	—
90 Day Eurodollar	1	Short	6/17/2024	247	—	—
Canada 10-Year Bond	4	Short	6/21/2021	442	1	—
Euro BTP	3	Short	6/8/2021	524	—	1
Euro-Bund	9	Short	6/8/2021	1,804	—	3
Euro-BUXL	2	Short	6/8/2021	481	—	2
Euro-Schatz	5	Short	6/8/2021	663	—	—
Japan 10-Year Bond	3	Short	6/14/2021	4,144	2	—
Long Gilt	2	Short	6/28/2021	352	—	—
U.S. Treasury 2-Year Note	2	Short	6/30/2021	442	—	—
U.S. Treasury 10-Year Note	1	Short	6/21/2021	132	—	—
U.S. Treasury Long Bond	3	Short	6/21/2021	466	1	—
Total Interest Rate Futures Contracts					$4	$6

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation

Total Return Debt Swaps(h)—0.0%
Deutsche Bank	1 Month LIBOR + 1.30%	APX Group Holdings, Inc., 6.8%, 2/15/27	USD	463	11/17/21	Monthly/Semi-Annually	$(4)	$3	$7	$—
Deutsche Bank	1 Month LIBOR + 1.30%	Colt Merger Sub, Inc., 5.8%, 7/1/25	USD	421	11/17/21	Monthly/Semi-Annually	(4)	3	7	—
Deutsche Bank	1 Month LIBOR + 1.30%	Crown Americas LLC, 4.8%, 2/1/26	USD	699	11/17/21	Monthly/Semi-Annually	(5)	4	9	—
Deutsche Bank	1 Month LIBOR + 1.30%	CSC Holdings LLC, 5.3%, 6/1/24	USD	479	11/17/21	Monthly/Semi-Annually	(7)	2	9	—
Deutsche Bank	1 Month LIBOR + 1.30%	EG Global Finance PLC, 8.5%, 10/30/25	USD	650	11/17/21	Monthly/Semi-Annually	(20)	12	32	—
Deutsche Bank	1 Month LIBOR + 1.30%	Iron Mountain Inc., 4.5% 2/15/31	USD	386	11/17/21	Monthly/Semi-Annually	(2)	1	3	—
Deutsche Bank	1 Month LIBOR + 1.30%	iStar, Inc., 5.5%, 2/15/26	USD	297	11/17/21	Monthly/Semi-Annually	(1)	4	5	—
Deutsche Bank	1 Month LIBOR + 1.30%	Marriott Ownership Resorts, Inc., 6.1% 9/15/25	USD	334	11/17/21	Monthly/Semi-Annually	(6)	(3)	3	—
Deutsche Bank	1 Month LIBOR + 1.30%	Prime Security Services Borrower, LLC, 5.8% 4/15/26	USD	287	11/17/21	Monthly/Semi-Annually	—	14	14	—
Deutsche Bank	1 Month LIBOR + 1.30%	Prime Security Services Borrower, LLC, 6.3% 1/15/28	USD	417	11/17/21	Monthly/Semi-Annually	(5)	2	7	—
Deutsche Bank	1 Month LIBOR + 1.30%	Stars Group Holdings B.V., 7.0% 7/15/26	USD	511	11/17/21	Monthly/Semi-Annually	(6)	—	6	—
Deutsche Bank	1 Month LIBOR + 1.30%	T-Mobile US, Inc., 4.0%, 4/15/22	USD	239	11/17/21	Monthly/Semi-Annually	(4)	—	4	—
Deutsche Bank	1 Month LIBOR + 1.30%	XHR, 6.4%, 8/15/25	USD	822	11/17/21	Monthly/Semi-Annually	(5)	2	7	—
Total Total Return Debt Swaps							$(69)	$44	$113	$—

Total Return Index Swaps(h)—2.0%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	0%	Total return on BofA Merrill Lynch Commodity Excess Return Strategy Index(i)	USD	7,920	8/18/21	Quarterly	$—	$128	$128	$—
Bank of America, N.A.	Fixed Rate of 0.20%	Total return on BofA Merrill Lynch Sort Upside Vol Index(j)	USD	5,900	2/25/22	Quarterly	$—	$9	$9	$—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays Equity Intraday Momentum Index(k)	USD	17,605	11/24/21	Quarterly	$—	$(15)	$—	$15
Barclays Bank PLC	Total return on Barlcays Short Interest Short Basket Total Return Index(l)	Federal Funds Rate - 1.05%	USD	9,048	2/2/22	Quarterly	—	(51)	—	51
Barclays Bank PLC	3 Month LIBOR + 0.10%	Total return on Russell 2000 Total Return Index(m)	USD	8,803	2/2/22	Quarterly	—	297	297	—
BNP Paribas	3 Month LIBOR + 0.15%	Total return on BNP Equity Value Factor Index(n)	USD	16,757	6/15/21	Quarterly	—	(489)	—	489
BNP Paribas	Total return on BNP Equity Growth Factor Index(o)	3 Month LIBOR - 0.05%	USD	4,247	6/15/21	Quarterly	—	214	214	—
BNP Paribas	3 Month LIBOR - 0.15%	Total return on MSCI Emerging Net Total Return USD Index(p)	USD	16,534	6/3/21	Quarterly	—	(710)	—	710
BNP Paribas	Total return on MSCI Daily Total Return Gross EAFE USD Index(q)	3 Month LIBOR + 0.32%	USD	7,760	6/3/21	Quarterly	—	(49)	—	49
Deutsche Bank	0%	Total return on Deutsche Bank Diversified Rates Strategy Index 008(r)	USD	36,073	6/15/21	Quarterly	—	—	—	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Systematic Skew US Series 1D Excess Return Strategy Index(s)	USD	6,221	11/6/21	Quarterly	—	206	206	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Calls-vs-Calls Series 2 Excess Return Strategy Index(t)	USD	7,754	11/6/21	Quarterly	—	(31)	—	31

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	3 Month LIBOR + 0.35%	Total return on Goldman Sachs Reflation Basket Index(u)	USD	2,420	2/25/22	Quarterly	$—	$98	$98	$—
Goldman Sachs International	Total return on Goldman Sachs Non-Profitable Tech Index(v)	3 Month LIBOR - 0.45%	USD	2,983	2/25/22	Quarterly	—	395	395	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.25%	Total return on JPM Correlation Spread Index(w)	USD	7,104	7/30/21	Quarterly	—	(48)	—	48
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return on US Conviction Mean Reversion Index(x)	USD	6,328	11/4/21	Quarterly	—	82	82	—
JP Morgan Chase Bank, N.A.	0%	Total return on JP Morgan Equity Risk Premium - Global Pure Low Vol L/S USD Index 1(y)	USD	8,240	6/30/21	Quarterly	—	(20)	—	20
JP Morgan Chase Bank, N.A.	Total return on iBoxx USD Liquid High Yield Index	3 Month LIBOR	USD	3,000	6/20/21	Quarterly	—	(2)	—	2
JP Morgan Chase Bank, N.A.	Total return on iBoxx USD Liquid High Yield Index	3 Month LIBOR	USD	2,000	6/20/21	Quarterly	—	(2)	—	2
JP Morgan Chase Bank, N.A.	3 Month LIBOR + 0.60%	Total return on JPM Long ERP Sector(z)	USD	9,609	2/18/22	Quarterly	—	(30)	—	30
JP Morgan Chase Bank, N.A.	Total return on JPM Short ERP Sector(aa)	3 Month LIBOR - 0.25%	USD	7,203	2/18/22	Quarterly	—	73	73	—
Macquarie Bank, Ltd.	Fixed Rate of 0.25%	Total return on Macquarie US Equity Overnight Mean Reversion Index(ab)	USD	6,000	3/9/22	Quarterly	—	(2)	—	2
Morgan Stanley Capital Services LLC	Federal Funds Rate + 1.07%	Total return on Morgan Stanley US Sector-Neutral Quality Basket Index(ac)	USD	6,099	3/31/22	Quarterly	—	(6)	—	6
Morgan Stanley Capital Services LLC	Fixed Rate of 0.20%	Total return on Morgan Stanley DXY Index(ad)	USD	11,800	3/2/22	Quarterly	—	314	314	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Nomura Securities Co., Ltd.	Fixed Rate of 0.15%	Total return on Nomura G10 All Currencies Mean Reversion 25x w/ no Vol Adj Index(ae)	USD	9,420	7/30/21	Quarterly	$—	$(45)	$—	$45
Societe Generale	Fixed Rate of 0.40%	Total return on Soc Gen STEP Index(af)	USD	3,000	3/14/22	Quarterly	—	6	6	—
Societe Generale	Fed Funds Rate	Total return on Soc Gen Vol Roll on Rates Index(ag)	USD	17,697	4/7/21	N/A	—	1,902	1,902	—
Societe Generale	Fixed Rate of 0.15%	Total return on Delta Capped Mean Reversion Index(ah)	USD	6,620	11/9/21	Quarterly	—	160	160	—
Total Total Return Index Swaps							$—	$2,384	$3,884	$1,500

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value as of March 31, 2021 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $27,613, which represents approximately 22.7% of net assets as of March 31, 2021.

(e)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with Morgan Stanley & Co. ("MSC"). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with MSC. As of March 31, 2021, there were no securities rehypothecated by MSC.

(f)	Security is non-income producing.

(g)	Rate represents the seven-day yield as of March 31, 2021. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(h)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount, and (iii) if applicable any dividends received into the basket since the previous reset date. Valuations may be inclusive of interest and/or dividends receivable/payable and, as a result, the notional amounts presented may not recalculate directly with the fair value presented.

(i)	Basket of three commodity strategies: Cross-Maturity Seasonal Carry, Cross-Sectional Carry/Backwardation, and Spot Price Mean Reversion Value.

Top Underlying Components	Notional	Percentage of Notional
Futures
WTI CRUDE May21	(1,634)	-20.30%
WTI CRUDE Jul21	1,634	20.30%
BRENT CRUDE Aug21	1,368	17.00%
BRENT CRUDE Jul21	(1,352)	-16.80%
NATURAL GAS Sep21	1,352	16.80%
NATURAL GAS May21	(1,344)	-16.70%
LEAN HOGS Jun21	(1,151)	-14.30%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

CORN May21	(1,054)	-13.10%
CORN Jul21	1,054	13.10%
SOYBEAN Jul21	1,030	12.80%
SOYBEAN May21	(1,022)	-12.70%
LME COPPER May21	(998)	-12.40%
LME COPPER Jul21	998	12.40%
LIVE CATTLE Oct21	877	10.90%
SILVER Jul21	(877)	-10.90%
LME PRI ALUM May21	(781)	-9.70%
LME PRI ALUM Jul21	781	9.70%
LIVE CATTLE Jun21	(708)	-8.80%
CATTLE FEEDER Aug21	700	8.70%
GOLD 100 OZ Jun21	700	8.70%
SOYBEAN OIL May21	(668)	-8.30%
SOYBEAN OIL Aug21	644	8.00%
GOLD 100 OZ Aug21	(604)	-7.50%
SOYBEAN MEAL May21	(588)	-7.30%
SOYBEAN MEAL Jul21	588	7.30%
LME ZINC May21	(547)	-6.80%
LME ZINC Jul21	547	6.80%
SUGAR #11 (WORLD) Oct21	539	6.70%
Low Su Gasoil G May21	(523)	-6.50%
Low Su Gasoil G Jul21	523	6.50%
SUGAR #11 (WORLD) May21	(515)	-6.40%
WTI CRUDE Dec21	507	6.30%
GASOLINE RBOB May21	(491)	-6.10%
GASOLINE RBOB Jul21	491	6.10%
COFFEE 'C' May21	(483)	-6.00%
COFFEE 'C' Sep21	483	6.00%
WHEAT (CBT) May21	(475)	-5.90%
BRENT CRUDE Dec21	410	5.10%
LME NICKEL May21	(410)	-5.10%
LME NICKEL Jul21	410	5.10%
NY Harb ULSD May21	(410)	-5.10%
NY Harb ULSD Jul21	410	5.10%
NATURAL GAS Dec21	(370)	-4.60%
WHEAT (CBT) Dec21	362	4.50%
Low Su Gasoil G Jun21	354	4.40%
NY Harb ULSD Jun21	354	4.40%
WTI CRUDE Jun21	(354)	-4.40%
COTTON NO.2 Dec21	338	4.20%
CORN Dec21	322	4.00%
SOYBEAN Nov21	322	4.00%

(j)	Seeks to monetize SPX upside implied-to-realized volatility by selling and delta hedging the upside wing of the strip.

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
Options
SPX US 04/16/21 C4075 Index	(39)	-0.67%
SPX US 04/16/21 C4095 Index	(38)	-0.64%
SPX US 04/16/21 C4100 Index	(36)	-0.62%
SPX US 04/16/21 C4080 Index	(36)	-0.61%
SPX US 04/16/21 C4085 Index	(36)	-0.61%
SPX US 04/16/21 C4105 Index	(33)	-0.56%
SPX US 04/16/21 C4090 Index	(33)	-0.55%
SPX US 04/16/21 C4110 Index	(32)	-0.54%
SPX US 04/16/21 C4115 Index	(29)	-0.49%
SPX US 04/16/21 C4070 Index	(26)	-0.45%
SPX US 04/16/21 C4120 Index	(26)	-0.45%
SPX US 04/16/21 C4130 Index	(25)	-0.42%
SPX US 04/16/21 C4125 Index	(24)	-0.41%
SPX US 04/16/21 C4135 Index	(24)	-0.41%
SPX US 04/16/21 C4050 Index	(24)	-0.40%
SPX US 04/16/21 C4060 Index	(23)	-0.40%
SPX US 04/16/21 C4140 Index	(23)	-0.39%
SPX US 04/16/21 C4145 Index	(22)	-0.37%
SPX US 04/16/21 C4055 Index	(22)	-0.37%
SPX US 04/16/21 C4065 Index	(21)	-0.36%
SPX US 04/16/21 C4150 Index	(20)	-0.34%
SPX US 04/16/21 C4040 Index	(19)	-0.32%
SPX US 04/16/21 C4155 Index	(18)	-0.31%
SPX US 04/16/21 C4045 Index	(17)	-0.30%
SPX US 04/16/21 C4160 Index	(17)	-0.29%
SPX US 04/16/21 C4165 Index	(16)	-0.26%
SPX US 04/16/21 C4170 Index	(14)	-0.24%
SPX US 04/16/21 C4175 Index	(13)	-0.22%
SPX US 04/16/21 C4180 Index	(12)	-0.21%
SPX US 04/16/21 C4185 Index	(11)	-0.19%
SPX US 04/16/21 C4190 Index	(10)	-0.18%
SPX US 04/16/21 C4035 Index	(10)	-0.17%
SPX US 04/16/21 C4195 Index	(10)	-0.16%
SPX US 04/16/21 C4200 Index	(9)	-0.15%
SPX US 04/16/21 C4210 Index	(9)	-0.14%
SPX US 04/16/21 C4205 Index	(8)	-0.14%
SPX US 04/16/21 C4220 Index	(7)	-0.12%
SPX US 04/16/21 C4240 Index	(7)	-0.12%
SPX US 04/16/21 C4230 Index	(7)	-0.12%
SPX US 04/16/21 C4350 Index	(7)	-0.11%
SPX US 04/16/21 C4250 Index	(6)	-0.10%
SPX US 04/16/21 C4225 Index	(6)	-0.10%
SPX US 04/16/21 C4215 Index	(6)	-0.10%
SPX US 04/16/21 C4290 Index	(6)	-0.10%
SPX US 04/16/21 C4375 Index	(6)	-0.10%
SPX US 04/16/21 C4300 Index	(6)	-0.09%
SPX US 04/16/21 C4260 Index	(5)	-0.09%
SPX US 04/16/21 C4310 Index	(5)	-0.09%
Index
SPX Index	6,806	115.36%
SPX US 04/16/21 C4280 Index	(5)	-0.09%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

(k)	Aims to capture intraday trends and momentum in the S&P 500.

Top Underlying Components	Notional	Percentage of Notional
Index
Barclays IDME Strategy Index	17,591	100.00%

(l)	A basket of stocks with the highest short interest based on public short interest filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
American Airlines Group Inc	(1,637)	(39)	-0.43%
Atlas Air Worldwide Holdings Inc	(647)	(39)	-0.43%
Alliance Data Systems Corp	(349)	(39)	-0.43%
Aerie Pharmaceuticals Inc	(2,189)	(39)	-0.43%
First Majestic Silver Corp	(2,511)	(39)	-0.43%
Aerojet Rocketdyne Holdings Inc	(833)	(39)	-0.43%
Akebia Therapeutics Inc	(11,558)	(39)	-0.43%
Altair Engineering Inc	(625)	(39)	-0.43%
AMC Networks Inc	(736)	(39)	-0.43%
Amyris Inc	(2,048)	(39)	-0.43%
AnaptysBio Inc	(1,815)	(39)	-0.43%
Match Group Inc	(285)	(39)	-0.43%
Aon PLC	(170)	(39)	-0.43%
Appfolio Inc	(277)	(39)	-0.43%
Appian Corp	(294)	(39)	-0.43%
Antero Resources Corp	(3,836)	(39)	-0.43%
Arch Coal Inc	(940)	(39)	-0.43%
Alexandria Real Estate Equities Inc	(238)	(39)	-0.43%
ARMOUR Residential REIT Inc	(3,207)	(39)	-0.43%
Academy Sports & Outdoors Inc	(1,450)	(39)	-0.43%
Allegheny Technologies Inc	(1,858)	(39)	-0.43%
Atara Biotherapeutics Inc	(2,724)	(39)	-0.43%
Altice USA Inc	(1,203)	(39)	-0.43%
Avaya Holdings Corp	(1,396)	(39)	-0.43%
Acuity Brands Inc	(237)	(39)	-0.43%
Bandwidth Inc	(309)	(39)	-0.43%
Bed Bath & Beyond Inc	(1,342)	(39)	-0.43%
Bonanza Creek Energy Inc	(1,095)	(39)	-0.43%
Brink's Co/The	(494)	(39)	-0.43%
BioCryst Pharmaceuticals Inc	(3,847)	(39)	-0.43%
Bloom Energy Corp	(1,446)	(39)	-0.43%
Bloomin' Brands Inc	(1,446)	(39)	-0.43%
DMC Global Inc	(721)	(39)	-0.43%
Bioxcel Therapeutics Inc	(906)	(39)	-0.43%
Beyond Meat Inc	(301)	(39)	-0.43%
Credit Acceptance Corp	(109)	(39)	-0.43%
Avis Budget Group Inc	(539)	(39)	-0.43%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Cargurus Inc	(1,642)	(39)	-0.43%
Cardlytics Inc	(357)	(39)	-0.43%
Codexis Inc	(1,709)	(39)	-0.43%
Colfax Corp	(893)	(39)	-0.43%
Coherus Biosciences Inc	(2,678)	(39)	-0.43%
Chewy Inc	(462)	(39)	-0.43%
Coupa Software Inc	(154)	(39)	-0.43%
Cowen Inc	(1,113)	(39)	-0.43%
Copa Holdings SA	(484)	(39)	-0.43%
Callon Petroleum Co	(1,015)	(39)	-0.43%
Canadian Solar Inc	(788)	(39)	-0.43%
Carvana Co	(149)	(39)	-0.43%
Camping World Holdings Inc	(1,075)	(39)	-0.43%

(m)	Long exposure in a stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 2000 Total Return Index	9,103	100.00%

(n)	Seeks to provide directional exposure that is long Wilshire US Large Cap Value Equities.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Microsoft Corp	1,725	407	2.50%
JPMorgan Chase & Co	753	115	0.70%
Johnson & Johnson	656	108	0.66%
Intel Corp	1,596	102	0.63%
Walt Disney Co/The	477	88	0.54%
Oracle Corp	1,252	88	0.54%
Bank of America Corp	2,202	85	0.52%
Procter & Gamble Co/The	611	83	0.51%
Walmart Inc	527	72	0.44%
Comcast Corp	1,203	65	0.40%
AbbVie Inc	593	64	0.39%
Exxon Mobil Corp	1,130	63	0.39%
Verizon Communications Inc	1,083	63	0.39%
Citigroup Inc	810	59	0.36%
Cisco Systems Inc	1,137	59	0.36%
Coca-Cola Co/The	1,101	58	0.36%
Abbott Laboratories	483	58	0.36%
AT&T Inc	1,885	57	0.35%
Pfizer Inc	1,567	57	0.35%
Chevron Corp	531	56	0.34%
Wells Fargo & Co	1,396	55	0.34%
Amgen Inc	218	54	0.33%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Merck & Co Inc	682	53	0.32%
PepsiCo Inc	369	52	0.32%
Texas Instruments Inc	267	51	0.31%
General Motors Co	875	50	0.31%
Omnicom Group Inc	677	50	0.31%
Hewlett Packard Enterprise Co	3,182	50	0.31%
General Electric Co	3,808	50	0.31%
Jabil Inc	945	49	0.30%
DXC Technology Co	1,572	49	0.30%
Eli Lilly & Co	260	49	0.30%
IDT Corp	2,122	48	0.30%
Goldman Sachs Group Inc/The	147	48	0.30%
McDonald's Corp	204	46	0.28%
Arrow Electronics Inc	406	45	0.28%
First Solar Inc	512	45	0.27%
Danaher Corp	197	44	0.27%
Kraft Heinz Co/The	1,105	44	0.27%
Consolidated Communications Holdings Inc	6,125	44	0.27%
QUALCOMM Inc	325	43	0.27%
CVS Health Corp	558	42	0.26%
Juniper Networks Inc	1,652	42	0.26%
Telephone & Data Systems Inc	1,818	42	0.26%
Symantec Corp	1,949	41	0.25%
iHeartMedia Inc	2,247	41	0.25%
Ford Motor Co	3,328	41	0.25%
United States Cellular Corp	1,117	41	0.25%
Entravision Communications Corp	9,981	40	0.25%
Caterpillar Inc	173	40	0.25%

(o)	Seeks to provide directional exposure that is short the most expensive names in the Russell 3000 as determined by the Wilshire Value model.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Cogent Communications Holdings	(291)	(20)	-0.50%
Iridium Communications Inc	(481)	(20)	-0.49%
Bandwidth	(154)	(19)	-0.48%
New York Times Co/The	(381)	(19)	-0.48%
Cable One Inc	(10)	(19)	-0.47%
Anterix Inc	(395)	(19)	-0.46%
Boingo Wireless Inc	(1,319)	(19)	-0.46%
Sirius XM Holdings Inc	(3,036)	(18)	-0.46%
Vonage Holdings Corp	(1,559)	(18)	-0.46%
Inphi Corp	(102)	(18)	-0.45%
Liberty Broadband Corp	(121)	(18)	-0.45%
Enphase Energy Inc	(110)	(18)	-0.44%
SolarEdge Technologies Inc	(61)	(18)	-0.44%
Arista Networks Inc	(58)	(17)	-0.43%
TechTarget Inc	(250)	(17)	-0.43%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Match Group Inc	(126)	(17)	-0.43%
Keysight Technologies Inc	(120)	(17)	-0.43%
Zebra Technologies Corp	(35)	(17)	-0.43%
Monolithic Power Systems Inc	(49)	(17)	-0.43%
NVIDIA Corp	(32)	(17)	-0.43%
Smartsheet Inc	(268)	(17)	-0.42%
Loral Space & Communications Inc	(454)	(17)	-0.42%
Digital Turbine Inc	(212)	(17)	-0.42%
Universal Display Corp	(72)	(17)	-0.42%
Avid Technology Inc	(808)	(17)	-0.42%
Trimble Inc	(219)	(17)	-0.42%
Cognex Corp	(204)	(17)	-0.42%
TripAdvisor Inc	(315)	(17)	-0.42%
Nutanix Inc	(637)	(17)	-0.42%
Novanta Inc	(128)	(17)	-0.42%
nCino Inc	(252)	(17)	-0.42%
Cree Inc	(155)	(17)	-0.42%
Lattice Semiconductor Corp	(372)	(17)	-0.41%
Coupa Software Inc	(66)	(17)	-0.41%
PDF Solutions Inc	(937)	(17)	-0.41%
Datadog Inc	(200)	(17)	-0.41%
Pegasystems Inc	(145)	(17)	-0.41%
Zoom Video Communications Inc	(52)	(17)	-0.41%
Liberty TripAdvisor Holdings Inc	(2,601)	(17)	-0.41%
Amphenol Corp	(252)	(17)	-0.41%
8x8 Inc	(511)	(17)	-0.41%
Apple Inc	(136)	(17)	-0.41%
Paycom Software Inc	(45)	(17)	-0.41%
Anaplan Inc	(307)	(17)	-0.41%
Marcus Corp/The	(826)	(17)	-0.41%
National Instruments Corp	(382)	(16)	-0.41%
Cardlytics Inc	(150)	(16)	-0.41%
Slack Technologies Inc	(403)	(16)	-0.41%
Itron Inc	(185)	(16)	-0.41%
IPG Photonics Corp	(78)	(16)	-0.41%

(p)	Seeks to provide directional exposure that is long the MSCI Emerging Markets Net Total Return USD Index.

Top Underlying Components	Notional	Percentage of Notional
Index
MSCI Emerging Net Total Return USD Index	15,825	100.00%

(q)	Seeks to provide directional exposure that is short MSCI Daily Total Return Gross EAFE Index.

Top Underlying Components	Notional	Percentage of Notional
Index
MSCI Daily TR Gross EAFE USD	(7,812)	-100.00%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

(r)	Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Duration Bias EU	(13,680)	-37.92%
Deutsche Bank Duration Bias US	(6,289)	-17.43%

(s)	Seeks to capture the risk premium associated with selling equity puts while buying equity calls. Delta and gamma hedges daily to reduce market and volatility premium exposures.

Top Underlying Components	Notional	Percentage of Notional
Options
SPX European Call Option	22,522	362.04%
SPX EQ Forward	(18,679)	-300.26%
Cash
Cash	(226)	-3.63%

(t)	Attempts to generate income by selling dislocated single stock calls while offsetting the market risk with a long S&P call.

Top Underlying Components	Notional	Percentage of Notional
Options
SPX European Call Option	19,008	245.14%
AAPL American Call Option	(1,027)	-13.24%
GOOGL American Call Option	(585)	-7.55%
AMZN American Call Option	(577)	-7.45%
ADBE American Call Option	(564)	-7.27%
MU American Call Option	(550)	-7.10%
PEP American Call Option	(530)	-6.84%
NKE American Call Option	(474)	-6.11%
FB American Call Option	(465)	-6.00%
PYPL American Call Option	(461)	-5.95%
XOM American Call Option	(444)	-5.72%
ACN American Call Option	(406)	-5.24%
MS American Call Option	(404)	-5.21%
MSFT American Call Option	(386)	-4.97%
AMAT American Call Option	(380)	-4.90%
CHTR American Call Option	(352)	-4.54%
JNJ American Call Option	(344)	-4.44%
COST American Call Option	(331)	-4.27%
TMUS American Call Option	(331)	-4.27%
WFC American Call Option	(305)	-3.94%
PNC American Call Option	(305)	-3.94%
NOW American Call Option	(280)	-3.61%
NOW American Call Option	(280)	-3.61%
VZ American Call Option	(262)	-3.38%
CVS American Call Option	(251)	-3.24%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

DIS American Call Option	(250)	-3.22%
LLY American Call Option	(248)	-3.20%
USB American Call Option	(237)	-3.05%
GM American Call Option	(233)	-3.01%
TSLA American Call Option	(215)	-2.78%
MCD American Call Option	(207)	-2.67%
LRCX American Call Option	(200)	-2.58%
ORCL American Call Option	(194)	-2.50%
MDT American Call Option	(194)	-2.50%
GE American Call Option	(188)	-2.42%
HON American Call Option	(176)	-2.27%
TGT American Call Option	(176)	-2.27%
KO American Call Option	(176)	-2.27%
BA American Call Option	(174)	-2.25%
NVDA American Call Option	(170)	-2.19%
HD American Call Option	(162)	-2.08%
TJX American Call Option	(156)	-2.01%
TMO American Call Option	(155)	-2.00%
NEE American Call Option	(153)	-1.98%
BKNG American Call Option	(153)	-1.98%
AMGN American Call Option	(153)	-1.97%
ZTS American Call Option	(152)	-1.96%
ISRG American Call Option	(142)	-1.83%
JPM American Call Option	(140)	-1.81%
Cash
Cash	297	3.84%

(u)	A long basket of stocks that are expected to outperform in a reflationary environment.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Exxon Mobil Corp	3,649	204	8.09%
Chevron Corp	1,737	182	7.23%
Nordstrom Inc	1,721	65	2.59%
ConocoPhillips Co	874	46	1.84%
Alaska Air Group Inc	656	45	1.80%
Kohl's Corp	754	45	1.78%
United Continental Holdings Inc	769	44	1.76%
Norwegian Cruise Line Holdings	1,495	41	1.64%
Delta Air Lines Inc	852	41	1.63%
Southwest Airlines Co	670	41	1.62%
EOG Resources Inc	518	38	1.49%
Royal Caribbean Cruises Ltd	432	37	1.47%
Phillips 66	424	35	1.37%
Schlumberger Ltd	1,265	34	1.37%
Marathon Petroleum Corp	626	33	1.33%
Kinder Morgan Inc/DE	1,903	32	1.26%
Pioneer Natural Resources Co	186	30	1.17%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Williams Cos Inc/The	1,178	28	1.11%
Carnival Corp	1,043	28	1.10%
Valero Energy Corp	383	27	1.09%
Wells Fargo & Co	696	27	1.08%
General Electric Co	2,031	27	1.06%
American Airlines Group Inc	1,106	26	1.05%
Simon Property Group Inc	228	26	1.03%
Zions Bancorp NA	469	26	1.02%
Kimco Realty Corp	1,352	25	1.01%
PVH Corp	238	25	1.00%
Ralph Lauren Corp	203	25	0.99%
CBRE Group Inc	313	25	0.98%
Huntington Bancshares Inc/OH	1,566	25	0.98%
Host Hotels & Resorts Inc	1,439	24	0.96%
Textron Inc	423	24	0.94%
Boeing Co/The	91	23	0.92%
Regency Centers Corp	402	23	0.90%
ONEOK Inc	447	23	0.90%
Loews Corp	429	22	0.87%
Dave & Buster's Entertainment Inc	457	22	0.87%
L Brands Inc	350	22	0.86%
US Bancorp	390	22	0.86%
Equity Residential	301	22	0.86%
Gap Inc/The	717	21	0.85%
Essex Property Trust Inc	78	21	0.84%
Marriott International Inc/MD	142	21	0.84%
UDR Inc	475	21	0.83%
Federal Realty Investment Trust	204	21	0.82%
Occidental Petroleum Corp	777	21	0.82%
Prudential Financial Inc	227	21	0.82%
SL Green Realty Corp	289	20	0.80%
Whirlpool Corp	90	20	0.79%
PulteGroup Inc	375	20	0.78%

(v)	A short basket of stocks in non-profitable technology companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Lendingclub Corp	(5,982)	(99)	-3.82%
Guardant Health Inc	(500)	(76)	-2.95%
Bill.com Holdings Inc	(502)	(73)	-2.83%
Pluralsight Inc	(3,113)	(70)	-2.69%
Zuora Inc	(4,696)	(70)	-2.69%
Jumia Technologies AG	(1,951)	(69)	-2.67%
Carvana Co	(258)	(68)	-2.62%
Plug Power Inc	(1,852)	(66)	-2.56%
Bilibili Inc	(614)	(66)	-2.54%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Pagerduty Inc	(1,625)	(65)	-2.53%
nCino Inc	(970)	(65)	-2.50%
Smartsheet Inc	(1,008)	(64)	-2.49%
Realreal Inc/THE	(2,805)	(63)	-2.45%
Domo Inc	(1,119)	(63)	-2.43%
Appian Corp	(468)	(62)	-2.41%
Cree Inc	(569)	(62)	-2.38%
Roku Inc	(189)	(62)	-2.38%
Workiva Inc	(697)	(62)	-2.38%
Veritone Inc	(2,414)	(58)	-2.24%
iQIYI Inc	(3,482)	(58)	-2.24%
Teladoc Health Inc	(317)	(58)	-2.23%
Bloom Energy Corp	(2,130)	(58)	-2.23%
Avalara Inc	(429)	(57)	-2.21%
Nutanix Inc	(2,157)	(57)	-2.21%
Farfetch Ltd	(1,071)	(57)	-2.19%
Snowflake Inc	(242)	(55)	-2.14%
Spotify Technology SA	(206)	(55)	-2.14%
Splunk Inc	(401)	(54)	-2.10%
GDS Holdings Ltd	(667)	(54)	-2.09%
Fastly Inc	(794)	(53)	-2.06%
Stitch Fix Inc	(1,077)	(53)	-2.06%
MongoDB Inc	(193)	(52)	-2.00%
Anaplan Inc	(950)	(51)	-1.98%
Li Auto Inc	(2,040)	(51)	-1.97%
Elastic NV	(456)	(51)	-1.96%
NIO Inc	(1,283)	(50)	-1.93%
Eventbrite Inc	(2,194)	(49)	-1.88%
Oak Street Health Inc	(891)	(48)	-1.87%
Sumo Logic Inc	(2,523)	(48)	-1.84%
Yext Inc	(3,191)	(46)	-1.79%
American Well Corp	(2,523)	(44)	-1.69%
Pros Holdings Inc	(769)	(33)	-1.26%
Impinj Inc	(574)	(33)	-1.26%
Par Technology Corp/DEL	(475)	(31)	-1.20%
Arlo Technologies Inc	(4,021)	(25)	-0.98%
Evolent Health Inc	(1,181)	(24)	-0.92%

(w)	Aims to capture the spread of realized correlation between US equity and US equity volatility.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	281	3.99%
iPath Series B S&P 500 VIX Short Index	239	3.39%

(x)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
JPM US Conviction Mean Reversion Index	(1,308)	-20.40%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

(y)	Market neutral strategy that seeks to provide exposure to low volatility risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Hartford Financial Services Group Inc/The	(722)	(48)	-0.59%
Nucor Corp	575	46	0.56%
Lam Research Corp	(76)	(45)	-0.55%
10X Genomics Inc	251	45	0.55%
E.ON SE	3,811	44	0.54%
eBay Inc	719	44	0.54%
NXP Semiconductors NV	(218)	(44)	-0.54%
Molson Coors Brewing Co	(859)	(44)	-0.53%
Cadence Design Systems Inc	319	44	0.53%
Texas Instruments Inc	231	44	0.53%
Siemens Gamesa Renewable Energy SA	1,125	44	0.53%
Telstra Corp Ltd	16,789	43	0.53%
Synopsys Inc	175	43	0.53%
ON Semiconductor Corp	(1,040)	(43)	-0.53%
Expeditors International of Washington Inc	399	43	0.52%
Ambu A/S	(910)	(43)	-0.52%
Laboratory Corp of America Holdings	(167)	(43)	-0.52%
Costco Wholesale Corp	121	43	0.52%
F5 Networks Inc	204	43	0.52%
Broadridge Financial Solutions Inc	278	43	0.52%
Alliant Energy Corp	784	42	0.52%
Sysmex Corp	393	42	0.52%
McDonald's Corp	189	42	0.51%
Dollar General Corp	209	42	0.51%
Trimble Inc	543	42	0.51%
Arrow Electronics Inc	381	42	0.51%
AO Smith Corp	623	42	0.51%
IDEX Corp	201	42	0.51%
ABIOMED Inc	132	42	0.51%
Biogen Inc	(150)	(42)	-0.51%
Kraft Heinz Co/The	1,052	42	0.51%
Danaher Corp	187	42	0.51%
HP Inc	(1,322)	(42)	-0.51%
Sonova Holding AG	(158)	(42)	-0.51%
Agilent Technologies Inc	330	42	0.51%
Admiral Group PLC	980	42	0.51%
Fair Isaac Corp	(86)	(42)	-0.51%
Verizon Communications Inc	721	42	0.51%
Oracle Corp	597	42	0.51%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Linde PLC	149	42	0.51%
Accenture PLC	151	42	0.51%
PerkinElmer Inc	326	42	0.51%
PTC Inc	303	42	0.51%
Bristol-Myers Squibb Co	661	42	0.51%
Maxim Integrated Products Inc	456	42	0.51%
CGI Group Inc	499	42	0.51%
Sanofi	420	42	0.51%
Japan Tobacco Inc	2,163	42	0.51%
Metro Inc	912	42	0.51%
Tractor Supply Co	234	42	0.51%

(z)	Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Lockheed Martin Corp	612	226	2.36%
Huntington Ingalls Industries	1,089	224	2.34%
Fastenal Co	4,440	223	2.33%
Kinder Morgan Inc/DE	13,294	221	2.31%
United Parcel Service Inc	1,302	221	2.31%
Consolidated Edison Inc	2,946	220	2.30%
Olin Corp	5,804	220	2.30%
General Dynamics Corp	1,209	219	2.29%
Iron Mountain Inc	5,929	219	2.29%
3M Co	1,134	218	2.28%
Antero Midstream GP LP	24,194	218	2.28%
International Paper Co	4,005	217	2.26%
ONEOK Inc	4,275	217	2.26%
PPL Corp	7,509	217	2.26%
Williams Cos Inc/The	9,141	217	2.26%
Amcor PLC	18,459	216	2.25%
Dow Inc	3,357	215	2.24%
Emerson Electric Co	2,379	215	2.24%
WP Carey Inc	3,033	215	2.24%
CH Robinson Worldwide Inc	2,209	211	2.20%
Hubbell Inc	1,123	210	2.19%
LyondellBasell Industries NV	2,017	210	2.19%
Cummins Inc	795	206	2.15%
Omega Healthcare Investors Inc	5,389	197	2.06%
Gaming and Leisure Properties	4,539	193	2.01%
SL Green Realty Corp	2,724	191	1.99%
Chemours Co/The	6,763	189	1.97%
Macerich Co/The	15,806	185	1.93%
Duke Energy Corp	1,876	181	1.89%
Tanger Factory Outlet Centers	11,400	172	1.80%
PACCAR Inc	1,846	172	1.79%
ManpowerGroup Inc	1,599	158	1.65%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Equitrans Midstream Corp	19,023	155	1.62%
Saia Inc	661	152	1.59%
Vornado Realty Trust	3,335	151	1.58%
Edison International	2,535	149	1.55%
OGE Energy Corp	4,471	145	1.51%
Atlas Air Worldwide Holdings Inc	2,172	131	1.37%
Sabra Health Care REIT Inc	7,065	123	1.28%
Spirit Realty Capital Inc	2,841	121	1.26%
MSC Industrial Direct Co Inc	1,328	120	1.25%
Eaton Corp PLC	852	118	1.23%
Plains GP Holdings LP	12,436	117	1.22%
Ameresco Inc	2,207	107	1.12%
MGM Growth Properties LLC	3,261	106	1.11%
Uniti Group Inc	9,208	102	1.06%
Trinseo SA	1,535	98	1.02%
Antero Resources Corp	9,206	94	0.98%
EnLink Midstream LLC	21,666	93	0.97%
Apartment Investment & Management Co	14,826	91	0.95%

(aa)	Uses factor-based stock selection to provide short exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
American Tower Corp	(677)	(162)	-2.27%
Sunrun Inc	(2,653)	(160)	-2.25%
American Water Works Co Inc	(1,065)	(160)	-2.24%
Fortive Corp	(2,251)	(159)	-2.23%
Old Dominion Freight Line Inc	(658)	(158)	-2.22%
Roper Technologies Inc	(389)	(157)	-2.20%
Invitation Homes Inc	(4,837)	(155)	-2.17%
SBA Communications Corp	(557)	(155)	-2.17%
Sherwin-Williams Co/The	(210)	(155)	-2.17%
Axalta Coating Systems Ltd	(5,182)	(153)	-2.15%
Prologis Inc	(1,446)	(153)	-2.15%
TransUnion	(1,703)	(153)	-2.15%
Equinix Inc	(225)	(153)	-2.14%
Ecolab Inc	(706)	(151)	-2.12%
NextEra Energy Inc	(1,999)	(151)	-2.12%
Textron Inc	(2,695)	(151)	-2.12%
General Electric Co	(11,458)	(150)	-2.11%
PG&E Corp	(12,665)	(148)	-2.08%
Alaska Air Group Inc	(2,133)	(148)	-2.07%
JetBlue Airways Corp	(7,256)	(148)	-2.07%
American Airlines Group Inc	(6,146)	(147)	-2.06%
Berry Global Group Inc	(2,392)	(147)	-2.06%
Delta Air Lines Inc	(3,042)	(147)	-2.06%
Spirit AeroSystems Holdings Inc	(3,004)	(146)	-2.05%
TransDigm Group Inc	(249)	(146)	-2.05%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Cheniere Energy Inc	(2,010)	(145)	-2.03%
Host Hotels & Resorts Inc	(8,505)	(143)	-2.01%
American Homes 4 Rent	(4,277)	(143)	-2.00%
Continental Resources Inc/OK	(5,512)	(143)	-2.00%
Halliburton Co	(6,579)	(141)	-1.98%
Trex Co Inc	(1,519)	(139)	-1.95%
Sensata Technologies Holding PLC	(2,387)	(138)	-1.94%
National Oilwell Varco Inc	(9,926)	(136)	-1.91%
Transocean Ltd	(36,555)	(130)	-1.82%
Eagle Materials Inc	(950)	(128)	-1.79%
Martin Marietta Materials Inc	(363)	(122)	-1.71%
HEICO Corp	(958)	(120)	-1.69%
Evoqua Water Technologies Corp	(4,500)	(118)	-1.66%
Ball Corp	(1,329)	(113)	-1.58%
Hexcel Corp	(1,948)	(109)	-1.53%
Alcoa Corp	(3,336)	(108)	-1.52%
Pebblebrook Hotel Trust	(4,403)	(107)	-1.50%
XPO Logistics Inc	(792)	(98)	-1.37%
Summit Materials Inc	(3,435)	(96)	-1.35%
Schlumberger Ltd	(3,330)	(91)	-1.27%
AZEK Co Inc/The	(2,086)	(88)	-1.23%
TechnipFMC PLC	(11,268)	(87)	-1.22%
Sun Communities Inc	(532)	(80)	-1.12%
AES Corp/VA	(2,872)	(77)	-1.08%
Crown Holdings Inc	(779)	(76)	-1.06%

(ab)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Futures
S&P500 EMINI Jun21	-	0.00%

(ac)	Market neutral strategy that seeks to provide exposure to quality risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock	(2,204)	(69)	-1.13%
DXC Technology Co	(572)	(64)	-1.05%
Alliance Data Systems Corp	1,219	63	1.03%
Cisco Systems Inc	(6,007)	(61)	-1.01%
AMC Entertainment Holdings	860	60	0.99%
Oracle Corp	217	60	0.98%
Accenture PLC	(3,055)	(60)	-0.98%
FireEye Inc	(3,984)	(59)	-0.97%
Sabre Corp	897	57	0.94%
Intel Corp	(1,373)	(57)	-0.94%
ON Semiconductor Corp	468	57	0.94%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Apple Inc	241	57	0.93%
Microsoft Corp	119	57	0.93%
Adobe Inc	261	55	0.91%
Visa Inc	302	55	0.91%
Skyworks Solutions Inc	144	55	0.90%
Intuit Inc	(784)	(55)	-0.90%
Cloudflare Inc	259	55	0.90%
salesforce.com Inc	(814)	(54)	-0.89%
Western Digital Corp	(1,621)	(54)	-0.89%
Sunpower Corp	101	54	0.89%
Nvidia Corp	(493)	(53)	-0.87%
Cree Inc	(2,436)	(52)	-0.86%
Pure Storage Inc	(77)	(52)	-0.86%
Microstrategy Inc	663	52	0.85%
Advanced Micro Devices Inc	(257)	(52)	-0.85%
Docusign Inc	213	52	0.85%
Paypal Holdings Inc	185	51	0.84%
Autodesk Inc	312	51	0.83%
Enphase Energy Inc	(262)	(50)	-0.82%
Gamestop Corp	166	49	0.80%
Facebook Inc	258	49	0.80%
Automatic Data Processing Inc	137	48	0.79%
Monolithic Power Systems Inc	150	48	0.79%
Zoom Video Communications Inc	(938)	(48)	-0.79%
Varonis Systems Inc	(890)	(48)	-0.79%
Anaplan Inc	(1,576)	(48)	-0.78%
AT&T Inc	(858)	(46)	-0.76%
TripAdvisor Inc	832	45	0.74%
Comcast Corp	(1,632)	(45)	-0.73%
3D Systems Corp	768	45	0.73%
Verizon Communications Inc	21	44	0.73%
Alphabet Inc	(690)	(44)	-0.72%
Smartsheet Inc	(208)	(44)	-0.71%
WEX Inc	(235)	(43)	-0.71%
Walt Disney Co/The	(159)	(42)	-0.70%
MongoDB Inc	68	42	0.69%
Charter Communications Inc	(496)	(42)	-0.69%
Live Nation Entertainment Inc	(3,118)	(42)	-0.68%
Lumen Technologies Inc	79	41	0.68%
Netflix Inc

(ad)	Provides exposure to the US Dollar Index.

Top Underlying Components	Notional	Percentage of Notional
Index
DOLLAR INDEX SPOT	12,116	100.00%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

(ae)	Currency selection strategy using mean reversion signals.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currency
CANADIAN DOLLAR	(1,538)	-16.40%
SWEDISH KRONA	1,326	14.14%
NORWEGIAN KRONE	(1,130)	-12.05%
NEW ZEALAND DOLLAR	1,071	11.42%
JAPANESE YEN	985	10.50%
SWISS FRANC	646	6.89%
BRITISH POUND	(621)	-6.62%
EURO	399	4.25%
AUSTRALIAN DOLLAR	294	3.13%

(af)	Seeks to monetize the implied to realized volatility risk premium by selling short-dated OTM puts.

Top Underlying Components	Notional	Percentage of Notional
Options
SPXW US 04/01/21 P3840 Index	608	20.23%
SPXW US 04/05/21 P3790 Index	304	10.11%
SPXW US 04/01/21 P3765 Index	303	10.07%
SPXW US 04/01/21 P3660 Index	205	6.82%
SPXW US 04/07/21 P3720 Index	203	6.74%
SPXW US 04/05/21 P3735 Index	202	6.71%

(ag)	Systematic strategy that takes advantage of the volatility curve to generate positive carry.

Top Underlying Components	Notional	Percentage of Notional
Derivative
1y Forward 5y20y Straddle	9,870	55.77%
1y Forward 3y7y Straddle	5,786	32.69%
1y Forward 1y7y Straddle	1,702	9.62%
1y Forward 7y3y Straddle	340	1.92%

(ah)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	(2,948)	-43.47%

AUD - Australian Dollar

BoA - Bank of America

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Yuan

Div - Dividend

EAFE - Europe, Australasia, and the Far East

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

ER - Excess Return

EUR - Euro

GBP - British Pound

GSCI – Goldman Sachs Commodities Index

HUF - Hungarian Forint

ILS - Israeli New Shekel

INR - India Rupee

JPY - Japanese Yen

IRS - Interest Rate Swap

KRW - Korean Won

L/S - Long/Short

LIBOR - London Interbank Offered Rate

MSCI - Morgan Stanley Capital International

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

Soc Gen - Societe Generale

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - U.S. Dollar

Vol - Volatility

ZAR - South African Rand

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—104.0%
State Street Institutional Liquid Reserves Fund - Premier Class	(c)	0.07%	2,205,867	$2,207	$2,207
Total Short-Term Investments				2,207	2,207
TOTAL INVESTMENTS—104.0%				$2,207	2,207
Other Assets in Excess of Liabilities—(4.0)%					(85)
Net Assets—100.0%					$2,122
Total Return Index Swaps(d)—0.8%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	3 Month LIBOR + 0.55%	Total return on iShares S&P GSCI Commodity-Indexed Trust	USD	319	3/18/22	Quarterly	$—	$(2)	$—	$2
Barclays Bank PLC	Fixed Rate of 0.66%	Total return on Barclays Equity Asset Momentum Pair Basket Index(e)	USD	320	10/1/21	Quarterly	—	2	2	—
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays Equity Intraday Momentum Index(f)	USD	536	11/24/21	Quarterly	—	(2)	—	2
BNP Paribas	Fixed Rate of 0.10%	Total return on BNP Paribas Artificial Intelligence Trend ex-Commo USD 2019 Index(g)	USD	608	5/11/21	Quarterly	—	(7)	—	7
Deutsche Bank	0%	Total return on Deutsche Bank Diversified Rates Strategy Index 008(h)	USD	446	6/5/21	Quarterly	—	—	—	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Cross Asset Trend Basket Series 11 Excess Return Strategy Index(i)	USD	1,110	2/4/22	Quarterly	—	10	10	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.25%	Total return on JP Morgan Correlation Spread Index(j)	USD	224	6/28/21	Quarterly	—	(1)	—	1

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank, N.A.	0%	Total return on JP Morgan Equity Risk Premium - Global Pure Low Vol L/S USD Index(k)	USD	287	6/28/21	Quarterly	$—	$(2)	$—	$2
JP Morgan Chase Bank, N.A.	0%	Total return on JPM FX Momentum(l)	USD	264	2/4/22	Quarterly	—	7	7	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return JPM Bi-Weekly 1 Month Variance US Conviction Mean Reversion Index(m)	USD	448	2/4/22	Quarterly	—	12	12	—
Macquarie Bank, Ltd.	Fixed Rate of 0.25%	Total return on Macquarie US Equity Overnight Mean Reversion Index(n)	USD	200	3/9/22	Quarterly	—	—	—	—
Nomura Securities Co., Ltd.	Fixed Rate of 0.15%	Total return on Nomura G10 All Currencies Mean Reversion Index(o)	USD	300	2/4/22	Quarterly	—	(1)	—	1
Total Total Return Index Swaps							$—	$16	$31	$15

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Fair value as of March 31, 2021 is determined by the board of trustees of FS Series Trust (the “Trust’’).
(c)	Rate represents the seven-day yield as of March 31, 2021. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC's website at http://www.sec.gov.
(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount, and (iii) if applicable any dividends received into the basket since the previous reset date. Valuations may be inclusive of interest and/or dividends receivable/payable and, as a result, the notional amounts presented may not recalculate directly with the fair value presented.
(e)	A systematic strategy that uses corporate bond price dynamics to generate momentum signals for stocks of the same companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Community Health Systems Inc	468	6	1.96%
United States Steel Corp	241	6	1.96%
Fluor Corp	233	5	1.67%
Alcoa Corp	(163)	(5)	-1.65%
AMC Entertainment Holdings Inc	500	5	1.59%
Triumph Group Inc	275	5	1.57%
CoreCivic Inc	558	5	1.57%
Kansas City Southern	19	5	1.55%

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Boeing Co/The	19	5	1.49%
AdaptHealth Corp	(130)	(5)	-1.49%
Avista Corp	100	5	1.48%
SM Energy Co	289	5	1.47%
Coty Inc	522	5	1.46%
Atmos Energy Corp	(47)	(5)	-1.45%
Dollar Tree Inc	(41)	(5)	-1.45%
Arconic Inc	(144)	(5)	-1.44%
Navient Corp	(324)	(5)	-1.44%
Enova International Inc	130	5	1.44%
Fortune Brands Home & Security Inc	(48)	(5)	-1.43%
Reliance Steel & Aluminum Co	(30)	(5)	-1.43%
McKesson Corp	24	5	1.43%
ONE Gas Inc	(60)	(5)	-1.43%
Walgreens Boots Alliance Inc	84	5	1.42%
OneMain Holdings Inc	(85)	(5)	-1.42%
JB Hunt Transport Services Inc	(27)	(5)	-1.42%
American Airlines Group Inc	191	5	1.42%
Corning Inc	105	5	1.42%
MGIC Investment Corp	(329)	(5)	-1.41%
Energizer Holdings Inc	(96)	(5)	-1.41%
L Brands Inc	73	5	1.41%
Nielsen Holdings PLC	(179)	(4)	-1.40%
Crane Co	48	4	1.39%
NorthWestern Corp	69	4	1.39%
PPG Industries Inc	(30)	(4)	-1.39%
Tractor Supply Co	(25)	(4)	-1.39%
Brighthouse Financial Inc	100	4	1.38%
US Bancorp	(80)	(4)	-1.38%
Northern Trust Corp	(42)	(4)	-1.37%
CVS Health Corp	59	4	1.37%
JetBlue Airways Corp	217	4	1.37%
Mondelez International Inc	(75)	(4)	-1.37%
National Fuel Gas Co	88	4	1.37%
Kraft Heinz Co/The	110	4	1.37%
Genuine Parts Co	(38)	(4)	-1.36%
HP Inc	138	4	1.36%
United Continental Holdings Inc	76	4	1.36%
Lear Corp	24	4	1.36%
BlackRock Inc	(6)	(4)	-1.35%
Edison International	74	4	1.35%
Axalta Coating Systems Ltd	(147)	(4)	-1.35%

(f)	Aims to capture intraday trends and momentum in the S&P 500.

Top Underlying Components	Notional	Percentage of Notional
Index
Barclays IDME Strategy Index	534	100.00%

(g)	Futures-based liquid strategy that is composed of BNP proprietary trend strategies across Equity and Fixed Income markets.

Top Underlying Components	Notional	Percentage of Notional
Index
BNP Paribas USD 10Y Futures Index	454	75.50%

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

BNP Paribas EUR 10Y Futures Index	453	75.46%
BNP Paribas JPY 10Y Futures Index	(94)	-15.68%
BNP Paribas China Equity Futures Index	48	7.92%
BNP Paribas Emerging Equities Futures Index	24	3.92%
BNP Paribas Japan Equity Futures Index	20	3.32%
BNP Paribas Eurozone Equity Futures Index	17	2.81%
BNP Paribas US Equity Futures Index	(14)	-2.29%

Cash
EURO	(470)	-78.27%
US DOLLAR	138	22.90%
JAPANESE YEN	75	12.40%
HONG KONG DOLLAR	(48)	-7.92%

(h)	Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Duration Bias EU Index	(169)	-37.92%
Deutsche Bank Duration Bias US Index	(78)	-17.43%

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

(i)	Future and forward based liquid and fully transparent strategy that is composed of Goldman Sachs' proprietary strategies across three asset classes - FX Trend, Rates & Bonds Trend, and Equity Trend.

Top Underlying Components	Notional	Percentage of Notional
Futures
US 2YR NOTE (CBT) Jun21	(1,844)	-164.49%
EURO-SCHATZ Jun21	1,821	162.48%
90DAY EURO$ Sep21	(1,361)	-121.41%
90DAY EURO$ Dec21	(1,360)	-121.34%
90DAY EURO$ Jun22	(1,360)	-121.33%
90DAY EURO$ Sep22	(1,359)	-121.24%
3MO EURO EURIBOR Sep21	(1,354)	-120.80%
90DAY STERLING Sep21	1,352	120.60%
90DAY STERLING Dec21	1,352	120.58%
90DAY STERLING Jun22	1,350	120.43%
90DAY STERLING Sep22	1,349	120.37%
US 5YR NOTE (CBT) Jun21	732	65.34%
3MO EURO EURIBOR Dec21	(620)	-55.31%
3MO EURO EURIBOR Jun22	(620)	-55.29%
JPN 10Y BOND(OSE) Jun21	540	48.18%
EURO-BOBL Jun21	460	41.01%
3MO EURO EURIBOR Sep22	(376)	-33.50%
US 10YR NOTE (CBT) Jun21	367	32.73%
LONG GILT Jun21	363	32.40%
EURO-BUND Jun21	362	32.30%
US LONG BOND(CBT) Jun21	234	20.90%
S&P/TSX 60 IX Jun21	(45)	-3.98%
SWISS MKT IX Jun21	(43)	-3.87%
CAC40 10 EURO Apr21	(40)	-3.61%
SPI 200 Apr21	(38)	-3.37%
OMXS30 IND Apr21	(37)	-3.30%
AMSTERDAM IDX Apr21	(37)	-3.28%
S&P500 EMINI Jun21	(37)	-3.28%
EURO STOXX 50 Jun21	(36)	-3.20%
DAX INDEX Jun21	(35)	-3.10%
FTSE 100 IDX Jun21	(34)	-3.06%
TOPIX INDX Jun21	(34)	-3.05%
Forwards
PHILIPPINES PESO	185	16.51%
INDIAN RUPEE	127	11.31%
SINGAPORE DOLLAR	113	10.10%
China Offshore Spot	110	9.78%
JAPANESE YEN	(92)	-8.21%
SWISS FRANC	(69)	-6.16%
INDONESIAN RUPIAH	69	6.11%
CANADIAN DOLLAR	65	5.81%
SOUTH KOREAN WON	62	5.50%
BRITISH POUND	54	4.79%
CZECH KORUNA	51	4.57%
HUNGARIAN FORINT	(47)	-4.19%
ISRAELI SHEKEL	43	3.81%
AUSTRALIAN DOLLAR	42	3.76%
NEW ZEALAND DOLLAR	42	3.76%
CHILEAN PESO	38	3.43%
NORWEGIAN KRONE	35	3.08%
SWEDISH KRONA	35	3.08%

(j)	Aims to capture the spread of realized correlation between US Equity and US Equity volatility.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	9	3.99%
iPath Series B S&P 500 VIX Short Index	8	3.39%

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

(k)	Market neutral strategy that seeks to provide exposure to Low Volatility risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Hartford Financial Services Group Inc/The	(25)	(2)	-0.59%
Nucor Corp	20	2	0.56%
Lam Research Corp	(3)	(2)	-0.55%
10X Genomics Inc	9	2	0.55%
E.ON SE	132	2	0.54%
eBay Inc	25	2	0.54%
NXP Semiconductors NV	(8)	(2)	-0.54%
Molson Coors Brewing Co	(30)	(2)	-0.53%
Cadence Design Systems Inc	11	2	0.53%
Texas Instruments Inc	8	2	0.53%
Siemens Gamesa Renewable Energy SA	39	2	0.53%
Telstra Corp Ltd	583	2	0.53%
Synopsys Inc	6	2	0.53%
ON Semiconductor Corp	(36)	(2)	-0.53%
Expeditors International of Washington Inc	14	1	0.52%
Ambu A/S	(32)	(1)	-0.52%
Laboratory Corp of America Holdings	(6)	(1)	-0.52%
Costco Wholesale Corp	4	1	0.52%
F5 Networks Inc	7	1	0.52%
Broadridge Financial Solutions Inc	10	1	0.52%
Alliant Energy Corp	27	1	0.52%
Sysmex Corp	14	1	0.52%
McDonald's Corp	7	1	0.51%
Dollar General Corp	7	1	0.51%
Trimble Inc	19	1	0.51%
Arrow Electronics Inc	13	1	0.51%
AO Smith Corp	22	1	0.51%
IDEX Corp	7	1	0.51%
ABIOMED Inc	5	1	0.51%
Biogen Inc	(5)	(1)	-0.51%
Kraft Heinz Co/The	37	1	0.51%
Danaher Corp	6	1	0.51%
Sonova Holding AG	(5)	(1)	-0.51%
HP Inc	(46)	(1)	-0.51%
Agilent Technologies Inc	11	1	0.51%
Admiral Group PLC	34	1	0.51%
Fair Isaac Corp	(3)	(1)	-0.51%
Verizon Communications Inc	25	1	0.51%
Oracle Corp	21	1	0.51%
Linde PLC	5	1	0.51%
Accenture PLC	5	1	0.51%
PerkinElmer Inc	11	1	0.51%
PTC Inc	11	1	0.51%
Bristol-Myers Squibb Co	23	1	0.51%
Maxim Integrated Products Inc	16	1	0.51%
CGI Group Inc	17	1	0.51%
Sanofi	15	1	0.51%
Japan Tobacco Inc	75	1	0.51%
Metro Inc	32	1	0.51%
Tractor Supply Co	8	1	0.51%

See notes to unaudited consolidated schedule of investments

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

(l)	Currency selection strategy based on equity market performance. Anticipates flows driven by hedging activities.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currency
NEW ZEALAND DOLLAR	(90)	-33.33%
TURKISH LIRA	(78)	-28.89%
SWEDISH KRONA	69	25.56%
NORWEGIAN KRONE	60	22.22%
POLISH ZLOTY	(54)	-20.00%
AUSTRALIAN DOLLAR	(39)	-14.44%
EURO	36	13.33%
CANADIAN DOLLAR	24	8.89%
HUNGARIAN FORINT	24	8.89%
SOUTH AFRICAN RAND	24	8.89%
JAPANESE YEN	21	7.78%
BRITISH POUND	(6)	-2.22%
MEXICAN PESO	6	2.22%
RUSSIAN RUBLE	3	1.11%

(m)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
JPM US Conviction Mean Reversion Index	(94)	-20.40%

(n)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Futures
S&P500 EMINI Jun21	200	100.00%

(o)	Currency selection strategy using mean reversion signals.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currency
CANADIAN DOLLAR	(49)	-16.40%
SWEDISH KRONA	42	14.14%
NORWEGIAN KRONE	(36)	-12.05%
NEW ZEALAND DOLLAR	34	11.42%
JAPANESE YEN	31	10.50%
SWISS FRANC	21	6.89%
BRITISH POUND	(20)	-6.62%
EURO	13	4.25%
AUSTRALIAN DOLLAR	9	3.13%

See notes to unaudited consolidated schedule of investments.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Corporate Bonds—82.1%

AECOM, 5.9%, 10/15/24		Engineering & Construction	$90	$100	$101
APX Group, Inc., 8.5%, 11/1/24		Commercial Services	275	290	286
APX Group, Inc., 7.9%, 12/1/22		Commercial Services	75	75	75
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.3%, 3/15/25	(d)	Commercial Services	5	5	5
B&G Foods, Inc., 5.3%, 4/1/25		Food	27	28	28
Bausch Health Companies, Inc., 6.1%, 4/15/25	(d)	Pharmaceuticals	147	150	151
Beacon Roofing Supply, Inc., 4.9%, 11/1/25	(d)	Retail	211	214	216
Boxer Parent Companies, Inc., 9.1%, 3/1/26	(d)	Software	40	43	43
Caesars Resort Collection LLC / CRC Finco, Inc., 5.8%, 7/1/25	(d)	Entertainment	125	132	132
CCO Holdings LLC / CCO Holdings Capital Corp., 5.8%, 2/15/26	(d)	Media Entertainment	221	228	228
CDK Global, Inc., 5.0%, 10/15/24		Software	23	25	25
Cincinnati Bell, Inc., 8.0%, 10/15/25	(d)	Telecommunications	100	106	107
CITGO Petroleum Corp., 7.0%, 6/15/25	(d)	Oil & Gas	50	50	52
Crocs, Inc., 4.3%, 3/15/29	(d)	Apparel	3	3	3
Crown Americas LLC / Crown Americas Capital Corp., 4.8%, 2/1/26		Packaging & Containers	124	129	129
CSC Holdings LLC, 5.3%, 6/1/24		Media Entertainment	50	54	54
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.5%, 10/20/25	(d)	Airlines	75	80	80
DISH DBS Corp., 5.0%, 3/15/23		Media Entertainment	75	78	78
eG Global Finance Plc, 6.8%, 2/7/25	(d)	Retail	131	135	134
eG Global Finance Plc, 8.5%, 10/30/25	(d)	Retail	150	160	160
Expedia Group, Inc., 6.3%, 5/1/25	(d)	Internet	45	52	52
Five Point Operating Co. LP / Five Point Capital Corp., 7.9%, 11/15/25	(d)	Real Estate	150	158	157
Fly Leasing Ltd., 5.3%, 10/15/24		Trucking & Leasing	—	—	—
Ford Motor Credit Co. LLC, 5.1%, 6/16/25		Auto Manufacturers	150	149	162
Gateway Casinos & Entertainment Ltd., 8.3%, 3/1/24	(d)	Entertainment	75	71	72
Goodyear Tire & Rubber Co., 5.1%, 11/15/23		Auto Parts & Equipment	160	161	161
Intelsat Jackson Holdings S.A., 8.0%, 2/15/24	(d) (e)	Telecommunications	50	51	52
IRB Holding Corp., 6.8%, 2/15/26	(d)	Retail	38	39	39
IRB Holding Corp., 7.0%, 6/15/25	(d)	Retail	125	136	135
KAR Auction Services, Inc., 5.1%, 6/1/25	(d)	Distribution/Wholesale	104	105	106
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.3%, 3/15/22	(d)	Real Estate Investment Trusts	245	246	247
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.9%, 10/1/22	(d)	Commercial Services	45	45	45
Modulaire Global Finance 2 Plc, 10.0%, 8/15/23	(d)	Storage/Warehousing	19	19	19
Modulaire Global Finance Plc, 8.0%, 2/15/23	(d)	Commercial Services	222	227	227
New Enterprise Stone & Lime Co., Inc., 6.3%, 3/15/26	(d)	Engineering & Construction	55	57	56
New Home Co., Inc., 7.3%, 10/15/25	(d)	Home Builders	106	109	110
Nielsen Finance LLC / Nielsen Finance Co., 5.0%, 4/15/22	(d)	Commercial Services	168	168	168
Pactiv LLC , 8.0%, 12/15/25		Packaging & Containers	160	180	179
Par Petroleum LLC / Par Petroleum Finance Corp., 7.8%, 12/15/25	(d)	Oil & Gas	38	37	39
Prime Healthcare Services, Inc., 7.3%, 11/1/25	(d)	Healthcare-Services	51	53	55

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.8%, 4/15/26	(d)	Commercial Services	$150	$163	$163
RP Escrow Issuer LLC, 5.3%, 12/15/25	(d)	Healthcare-Services	55	57	57
Solera LLC / Solera Finance, Inc., 10.5%, 3/1/24	(d)	Software	180	187	186
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.0%, 9/20/25	(d)	Airlines	125	139	142
Starwood Property Trust, Inc., 4.8%, 3/15/25		Real Estate Investment Trusts	34	35	35
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.6%, 3/1/24	(d)	Home Builders	150	161	161
Triumph Group, Inc., 6.3%, 9/15/24	(d)	Aerospace/Defense	34	34	35
Triumph Group, Inc., 8.9%, 6/1/24	(d)	Aerospace/Defense	61	67	69
Univision Communications, Inc., 5.1%, 2/15/25	(d)	Media Entertainment	36	36	37
US Acute Care Solutions LLC, 6.4%, 3/1/26	(d)	Healthcare-Services	38	39	39
VeriSign, Inc., 4.6%, 5/1/23		Internet	125	126	126
Waste Pro USA, Inc., 5.5%, 2/15/26	(d)	Environmental Control	130	133	133
Welbilt, Inc., 9.5%, 2/15/24		Machinery-Diversified	155	160	160
Western Digital Corp., 4.8%, 2/15/26		Computers	55	60	61
Xerox Holdings Corp., 5.0%, 8/15/25	(d)	Office/Business Equipment	11	11	12
XHR LP, 6.4%, 8/15/25	(d)	Real Estate Investment Trusts	150	157	159
Total Corporate Bonds				5,713	5,743
Convertible Bonds—2.4%
Apollo Commercial Real Estate Finance, Inc., 4.8%, 8/23/22		Real Estate Investment Trusts	26	26	26
Apollo Commercial Real Estate Finance, Inc., 5.4%, 10/15/23		Real Estate Investment Trusts	76	75	75
RWT Holdings, Inc., 5.8%, 10/1/25		Holding Companies-Diversified	65	65	65
Total Convertible Bonds				166	166

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments—15.8%
State Street Institutional Liquid Reserves Fund - Premier Class	(f)	0.07%	1,107,096	1,107	1,107
Total Short-Term Investments				1,107	1,107
TOTAL INVESTMENTS—100.3%				$6,986	7,016
Other Assets in Excess of Liabilities—(0.3)%					(24)
Net Assets—100.0%					$6,992
Total Return Index Swaps(g)—(0.1)%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	Fixed Rate of 0.20%	Total return on Bank of America Short Upside Vol Index(h)	USD	350	2/25/22	Quarterly	$—	$1	$1	$—

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays Equity Intraday Momentum Index(i)	USD	550	2/23/22	Quarterly	$—	$—	$—	$—
Deutsche Bank	0%	Total return on Deutsche Bank Cross Asset Carry USD Index Ex Commodities(j)	USD	1,755	12/31/21	Quarterly	—	(2)	—	2
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs RP Equity Carry Series 01 Excess Return Strategy Index(k)	USD	702	1/4/22	Quarterly	—	(1)	—	1
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Calls-vs-Calls Series 2 Excess Return Strategy Index(l)	USD	717	11/16/21	Quarterly	—	(3)	—	3
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Systematic Skew US Series 1D Excess Return Strategy Index(m)	USD	358	11/16/21	Quarterly	—	11	11	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Macro Index VA01 Index(n)	USD	1,401	2/22/22	Quarterly	—	9	9	—
JP Morgan Chase Bank, N.A.	Total return on JPM Short ERP Sector(o)	3 Month LIBOR – 0.25%	USD	550	11/16/21	Quarterly	—	6	6	—
JP Morgan Chase Bank, N.A.	3 Month LIBOR - 0.60%	Total return on JPM Long ERP Sector(p)	USD	688	11/16/21	Quarterly	—	(2)	—	2
Morgan Stanley Capital Services LLC	3 Month LIBOR + 0.50%	Total return on Morgan Stanley Sustainable Div Non-US Index(q)	USD	995	3/31/22	Quarterly	—	(1)	—	1

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Nomura Securities Co., Ltd.	1 Month LIBOR + 0.40%	Total return on Wolfe Neutralized Div Yield Long Basket Index(r)	USD	2,005	3/11/22	Quarterly	$—	$21	$21	$—
Nomura Securities Co., Ltd.	Total return on Wolfe Neutralized Div Yield Short Basket Index(s)	1 Month LIBOR - 0.10%	USD	2,004	3/11/22	Quarterly	—	17	17	—
Nomura Securities Co., Ltd.	0%	Total return on Nomura Bespoke Transaction Interest Rate Risk Premia Basket(t)	USD	7,000	1/4/22	Quarterly	—	(97)	—	97
Societe Generale	Fed Funds Rate	Total return on Soc Gen Vol Roll on Rates Index(u)	USD	1,050	2/18/22	N/A	—	33	33	—
Societe Generale	Fixed Rate of 0.40%	Total return on Soc Gen STEP Index(v)	USD	350	2/24/22	Quarterly	—	2	2	—
Total Total Return Index Swaps							$—	$(6)	$100	$106

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Denominated in U.S. dollars unless otherwise noted.
(c)	Fair value as of March 31, 2021 is determined by the board of trustees of FS Series Trust (the “Trust’’).
(d)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,083, which represents approximately 58.4% of net assets as of March 31, 2021.
(e)	Security is in default.
(f)	Rate represents the seven-day yield as of March 31, 2021. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.
(g)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount, and (iii) if applicable any dividends received into the basket since the previous reset date. Valuations may be inclusive of interest and/or dividends receivable/payable and, as a result, the notional amounts presented may not recalculate directly with the fair value presented.
(h)	Seeks to monetize SPX upside implied-to-realized volatility by selling and delta hedging the upside wing of the strip.

Top Underlying Components	Notional	Percentage of Notional
Index
SPX Index	404	115.36%
Options
SPX US 03/19/21 C4040 Index	(2)	-0.67%
SPX US 03/19/21 C4060 Index	(2)	-0.64%
SPX US 03/19/21 C4065 Index	(2)	-0.62%
SPX US 03/19/21 C4045 Index	(2)	-0.61%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(in thousands, except share and per share amounts)

SPX US 03/19/21 C4050 Index	(2)	-0.61%
SPX US 03/19/21 C4070 Index	(2)	-0.56%
SPX US 03/19/21 C4055 Index	(2)	-0.55%
SPX US 03/19/21 C4075 Index	(2)	-0.54%
SPX US 03/19/21 C4080 Index	(2)	-0.49%
SPX US 03/19/21 C4035 Index	(2)	-0.45%
SPX US 03/19/21 C4085 Index	(2)	-0.45%
SPX US 03/19/21 C4095 Index	(1)	-0.42%
SPX US 03/19/21 C4090 Index	(1)	-0.41%
SPX US 03/19/21 C4100 Index	(1)	-0.41%
SPX US 03/19/21 C4015 Index	(1)	-0.40%
SPX US 03/19/21 C4025 Index	(1)	-0.40%
SPX US 03/19/21 C4105 Index	(1)	-0.39%
SPX US 03/19/21 C4110 Index	(1)	-0.37%
SPX US 03/19/21 C4020 Index	(1)	-0.37%
SPX US 03/19/21 C4030 Index	(1)	-0.36%
SPX US 03/19/21 C4115 Index	(1)	-0.34%
SPX US 03/19/21 C4005 Index	(1)	-0.32%
SPX US 03/19/21 C4120 Index	(1)	-0.31%
SPX US 03/19/21 C4010 Index	(1)	-0.30%
SPX US 03/19/21 C4125 Index	(1)	-0.29%
SPX US 03/19/21 C4130 Index	(1)	-0.26%
SPX US 03/19/21 C4135 Index	(1)	-0.24%
SPX US 03/19/21 C4140 Index	(1)	-0.22%
SPX US 03/19/21 C4145 Index	(1)	-0.21%
SPX US 03/19/21 C4150 Index	(1)	-0.19%
SPX US 03/19/21 C4155 Index	(1)	-0.18%
SPX US 03/19/21 C4000 Index	(1)	-0.17%
SPX US 03/19/21 C4160 Index	(1)	-0.16%
SPX US 03/19/21 C4165 Index	(1)	-0.15%
SPX US 03/19/21 C4175 Index	(1)	-0.14%
SPX US 03/19/21 C4170 Index	(0)	-0.14%
SPX US 03/19/21 C4185 Index	(0)	-0.12%
SPX US 03/19/21 C4205 Index	(0)	-0.12%
SPX US 03/19/21 C4195 Index	(0)	-0.12%
SPX US 03/19/21 C4320 Index	(0)	-0.11%
SPX US 03/19/21 C4215 Index	(0)	-0.10%
SPX US 03/19/21 C4190 Index	(0)	-0.10%
SPX US 03/19/21 C4180 Index	(0)	-0.10%
SPX US 03/19/21 C4270 Index	(0)	-0.10%
SPX US 03/19/21 C4325 Index	(0)	-0.10%
SPX US 03/19/21 C4275 Index	(0)	-0.09%
SPX US 03/19/21 C4225 Index	(0)	-0.09%
SPX US 03/19/21 C4280 Index	(0)	-0.09%
SPX US 03/19/21 C4260 Index	(0)	-0.09%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(in thousands, except share and per share amounts)

(i)	Aims to capture intraday trends and momentum in the S&P 500.

Top Underlying Components	Notional	Percentage of Notional
Index
Barclays IDME Strategy	550	100.00%

(j)	Cross Asset carry strategy excluding commodities.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Duration Bias US Index	239	13.65%
Deutsche Bank Duration Bias GB Index	190	10.83%
Deutsche Bank Duration Bias EU Index	180	10.25%
Deutsche Bank Duration Bias JP Index	150	8.57%
EONIA Total Return Index	(0)	0.00%
Fed Funds Effective Rate TR Index	(0)	0.00%
Futures
FTSE 100 IDX Jun21	204	11.66%
EURO STOXX 50 Jun21	60	3.42%
NIKKEI 225 (OSE) Mar21	59	3.37%
MSCAI EmgMkt Jun21	39	2.25%
S&P500 EMINI Jun21	28	1.61%
Swaps
CDX.NA.HY 5Y Long Excess Return	121	6.92%
ITRX XOVER CDSI S34 5Y Corp	121	6.88%
FX Forwards
EURO	(65)	-3.70%
JAPANESE YEN	(26)	-1.48%
BRAZIL REAL	22	1.28%
China Offshore Spot	22	1.28%
HUNGARIAN FORINT	22	1.28%
MEXICAN PESO	22	1.28%
POLISH ZLOTY	22	1.28%
RUSSIAN RUBLE	22	1.28%
SINGAPORE DOLLAR	22	1.28%
SOUTH AFRICAN RAND	22	1.28%
SOUTH KOREAN WON	22	1.28%
TAIWAN DOLLAR	22	1.28%
TURKISH LIRA	22	1.28%
AUSTRALIAN DOLLAR	(6)	-0.37%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(in thousands, except share and per share amounts)

(k)	Market neutral strategy based on futures versus spot differentials across equity markets.

Top Underlying Components	Notional	Percentage of Notional
Futures
BIST 30 Apr21	(128)	-18.20%
EURO STOXX 50 Jun21	124	17.70%
SWISS MKT IX Jun21	115	16.40%
FTSE/JSE TOP 40 Jun21	(112)	-15.90%
NASDAQ 100 E-MINI Jun21	(86)	-12.20%
KOSPI2 INX Jun21	(74)	-10.60%
FTSE/MIB IDX Jun21	72	10.30%
E-Mini Russ 2000 Jun21	(69)	-9.81%
CAC40 10 EURO Apr21	67	9.60%
HANG SENG IDX Apr21	64	9.11%
FTSE Taiwan Index Apr21	61	8.73%
S&P500 EMINI Jun21	(46)	-6.52%
AMSTERDAM IDX Apr21	39	5.52%
HSCEI Apr21	39	5.52%
SET50 Jun21	(36)	-5.11%
TOPIX INDX Jun21	36	5.09%
SPI 200 Apr21	(33)	-4.71%
IBEX 35 INDX Apr21	(26)	-3.65%
MSCI EmgMkt Jun21	(18)	-2.53%
FTSE 100 IDX Jun21	15	2.20%
S&P/TSX 60 IX Jun21	(5)	-0.70%
Cash/Foreign Currency
SWISS FRANC	0	0.00%
JAPANESE YEN	(0)	-0.00%
US DOLLAR	(0)	-0.00%
BRITISH POUND	(0)	-0.00%
EURO	0	0.00%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(in thousands, except share and per share amounts)

(l)	Attempts to generate income by selling dislocated single stock calls while offsetting the market risk with a long S&P call.

Top Underlying Components	Notional	Percentage of Notional
Options
SPX European Call Option	1,758	0.25%
AAPL American Call Option	(95)	-0.01%
GOOGL American Call Option	(54)	-0.01%
AMZN American Call Option	(53)	-0.01%
ADBE American Call Option	(52)	-0.01%
MU American Call Option	(51)	-0.01%
PEP American Call Option	(49)	-0.01%
NKE American Call Option	(44)	-0.01%
FB American Call Option	(43)	-0.01%
PYPL American Call Option	(43)	-0.01%
XOM American Call Option	(41)	-0.01%
ACN American Call Option	(38)	-0.01%
MS American Call Option	(37)	-0.01%
MSFT American Call Option	(36)	-0.00%
AMAT American Call Option	(35)	-0.00%
CHTR American Call Option	(33)	-0.00%
JNJ American Call Option	(32)	-0.00%
COST American Call Option	(31)	-0.00%
TMUS American Call Option	(31)	-0.00%
WFC American Call Option	(28)	-0.00%
PNC American Call Option	(28)	-0.00%
NOW American Call Option	(26)	-0.00%
VZ American Call Option	(24)	-0.00%
CVS American Call Option	(23)	-0.00%
DIS American Call Option	(23)	-0.00%
LLY American Call Option	(23)	-0.00%
USB American Call Option	(22)	-0.00%
GM American Call Option	(22)	-0.00%
TSLA American Call Option	(20)	-0.00%
MCD American Call Option	(19)	-0.00%
LRCX American Call Option	(18)	-0.00%
ORCL American Call Option	(18)	-0.00%
MDT American Call Option	(18)	-0.00%
GE American Call Option	(17)	-0.00%
HON American Call Option	(16)	-0.00%
TGT American Call Option	(16)	-0.00%
KO American Call Option	(16)	-0.00%
BA American Call Option	(16)	-0.00%
NVDA American Call Option	(16)	-0.00%
HD American Call Option	(15)	-0.00%
TJX American Call Option	(14)	-0.00%
TMO American Call Option	(14)	-0.00%
NEE American Call Option	(14)	-0.00%
BKNG American Call Option	(14)	-0.00%
AMGN American Call Option	(14)	-0.00%
ZTS American Call Option	(14)	-0.00%
ISRG American Call Option	(13)	-0.00%
JPM American Call Option	(13)	-0.00%
CVX American Call Option	(13)	-0.00%
Cash
Cash	28	0.00%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(in thousands, except share and per share amounts)

(m)	Seeks to capture the risk premium associated with selling equity puts while buying equity calls. Delta and gamma hedges daily to reduce market and volatility premium exposures.

Top Underlying Components	Notional	Percentage of Notional
Options
SPX European Call Option	1,295	0.35%
SPX EQ Forward	(1,074)	-0.29%
Cash
Cash	(13)	-0.00%

(n)	Aims to take advantage of the convergence in the performance of bonds with higher vs. lower real yields across G8 government bonds.

Top Underlying Components	Notional	Percentage of Notional
Futures
EURO-BUND Jun21	(1,115)	-79.00%
LONG GILT Jun21	(768)	-54.40%
JPN 10Y BOND(OSE) Jun21	395	28.01%
AUST 10Y BOND Jun21	303	21.50%
CAN 10YR BOND Jun21	103	7.31%
Euro-BTP Jun21	62	4.37%
Euro-OAT Jun21	(46)	-3.24%
US 10YR NOTE (CBT) Jun21	(0)	-0.00%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(in thousands, except share and per share amounts)

(o)	Uses factor-based stock selection to provide short exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
American Tower Corp	(52)	(12)	-2.27%
Sunrun Inc	(202)	(12)	-2.25%
American Water Works Co Inc	(81)	(12)	-2.24%
Fortive Corp	(172)	(12)	-2.23%
Old Dominion Freight Line Inc	(50)	(12)	-2.22%
Roper Technologies Inc	(30)	(12)	-2.20%
Invitation Homes Inc	(369)	(12)	-2.17%
SBA Communications Corp	(43)	(12)	-2.17%
Sherwin-Williams Co/The	(16)	(12)	-2.17%
Axalta Coating Systems Ltd	(396)	(12)	-2.15%
Prologis Inc	(110)	(12)	-2.15%
TransUnion	(130)	(12)	-2.15%
Equinix Inc	(17)	(12)	-2.14%
Ecolab Inc	(54)	(12)	-2.12%
NextEra Energy Inc	(153)	(12)	-2.12%
Textron Inc	(206)	(12)	-2.12%
General Electric Co	(875)	(11)	-2.11%
PG&E Corp	(967)	(11)	-2.08%
Alaska Air Group Inc	(163)	(11)	-2.07%
JetBlue Airways Corp	(554)	(11)	-2.07%
American Airlines Group Inc	(469)	(11)	-2.06%
Berry Global Group Inc	(183)	(11)	-2.06%
Delta Air Lines Inc	(232)	(11)	-2.06%
Spirit AeroSystems Holdings Inc	(229)	(11)	-2.05%
TransDigm Group Inc	(19)	(11)	-2.05%
Cheniere Energy Inc	(153)	(11)	-2.03%
Host Hotels & Resorts Inc	(649)	(11)	-2.01%
American Homes 4 Rent	(326)	(11)	-2.00%
Continental Resources Inc/OK	(421)	(11)	-2.00%
Halliburton Co	(502)	(11)	-1.98%
Trex Co Inc	(116)	(11)	-1.95%
Sensata Technologies Holding PLC	(182)	(11)	-1.94%
National Oilwell Varco Inc	(758)	(10)	-1.91%
Transocean Ltd	(2,790)	(10)	-1.82%
Eagle Materials Inc	(72)	(10)	-1.79%
Martin Marietta Materials Inc	(28)	(9)	-1.71%
HEICO Corp	(73)	(9)	-1.69%
Evoqua Water Technologies Corp	(344)	(9)	-1.66%
Ball Corp	(101)	(8)	-1.58%
Hexcel Corp	(149)	(8)	-1.53%
Alcoa Corp	(255)	(8)	-1.52%
Pebblebrook Hotel Trust	(336)	(7)	-1.50%
XPO Logistics Inc	(60)	(7)	-1.37%
Summit Materials Inc	(262)	(7)	-1.35%
Schlumberger Ltd	(254)	(7)	-1.27%
AZEK Co Inc/The	(159)	(7)	-1.23%
TechnipFMC PLC	(860)	(7)	-1.22%
Sun Communities Inc	(41)	(6)	-1.12%
AES Corp/VA	(219)	(6)	-1.08%
Crown Holdings Inc	(59)	(6)	-1.06%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(in thousands, except share and per share amounts)

(p)	Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Lockheed Martin Corp	44	16	2.36%
Huntington Ingalls Industries Inc	78	16	2.34%
Fastenal Co	318	16	2.33%
Kinder Morgan Inc/DE	951	16	2.31%
United Parcel Service Inc	93	16	2.31%
Consolidated Edison Inc	211	16	2.30%
Olin Corp	415	16	2.30%
General Dynamics Corp	86	16	2.29%
Iron Mountain Inc	424	16	2.29%
3M Co	81	16	2.28%
Antero Midstream GP LP	1,731	16	2.28%
International Paper Co	287	15	2.26%
ONEOK Inc	306	15	2.26%
PPL Corp	537	15	2.26%
Williams Cos Inc/The	654	15	2.26%
Amcor PLC	1,321	15	2.25%
Dow Inc	240	15	2.24%
Emerson Electric Co	170	15	2.24%
WP Carey Inc	217	15	2.24%
CH Robinson Worldwide Inc	158	15	2.20%
Hubbell Inc	80	15	2.19%
LyondellBasell Industries NV	144	15	2.19%
Cummins Inc	57	15	2.15%
Omega Healthcare Investors Inc	386	14	2.06%
Gaming and Leisure Properties	325	14	2.01%
SL Green Realty Corp	195	14	1.99%
Chemours Co/The	484	14	1.97%
Macerich Co/The	1,131	13	1.93%
Duke Energy Corp	134	13	1.89%
Tanger Factory Outlet Centers Inc	816	12	1.80%
PACCAR Inc	132	12	1.79%
ManpowerGroup Inc	114	11	1.65%
Equitrans Midstream Corp	1,361	11	1.62%
Saia Inc	47	11	1.59%
Vornado Realty Trust	239	11	1.58%
Edison International	181	11	1.55%
OGE Energy Corp	320	10	1.51%
Atlas Air Worldwide Holdings Inc	155	9	1.37%
Sabra Health Care REIT Inc	506	9	1.28%
Spirit Realty Capital Inc	203	9	1.26%
MSC Industrial Direct Co Inc	95	9	1.25%
Eaton Corp PLC	61	8	1.23%
Plains GP Holdings LP	890	8	1.22%
Ameresco Inc	158	8	1.12%
MGM Growth Properties LLC	233	8	1.11%
Uniti Group Inc	659	7	1.06%
Trinseo SA	110	7	1.02%
Antero Resources Corp	659	7	0.98%
EnLink Midstream LLC	1,550	7	0.97%
Apartment Investment & Management Co	1,061	7	0.95%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(in thousands, except share and per share amounts)

(q)	A long basket of global, non-US stocks most likely to continue growing or maintaining their dividends.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
ACS Actividades de Construccion y Servicios SA	217	6	0.62%
Admiral Group PLC	2	6	0.61%
Jeronimo Martins SGPS SA	423	6	0.61%
Evraz PLC	10	6	0.61%
SKF AB	24	6	0.61%
Schneider Electric SE	46	6	0.61%
Daimler AG	80	6	0.61%
Sandvik AB	25	6	0.61%
Essity AB	22	6	0.61%
Husqvarna AB	48	6	0.60%
CRH PLC	150	6	0.60%
Deutsche Post AG	128	6	0.60%
HOCHTIEF AG	78	6	0.60%
CaixaBank SA	2,263	6	0.60%
Raiffeisen Bank International AG	319	6	0.60%
Rio Tinto PLC	1	6	0.60%
Siemens AG	43	6	0.60%
BAE Systems PLC	12	6	0.60%
Red Electrica Corp SA	394	6	0.60%
Sage Group PLC/The	10	6	0.60%
Banco Bilbao Vizcaya Argentaria SA	1,342	6	0.60%
Assa Abloy AB	24	6	0.60%
Coca-Cola Europacific Partners PLC	114	6	0.60%
Atlas Copco AB	13	6	0.60%
Randstad NV	99	6	0.60%
BHP Group PLC	3	6	0.60%
Telecom Italia SpA/Milano	12,084	6	0.60%
Nordea Bank Abp	69	6	0.60%
Securitas AB	40	6	0.59%
Swedbank AB	38	6	0.59%
Legrand SA	75	6	0.59%
Electrolux AB	24	6	0.59%
Koninklijke Philips NV	121	6	0.59%
Persimmon PLC	2	6	0.59%
Pearson PLC	8	6	0.59%
Tele2 AB	50	6	0.59%
Siemens Healthineers AG	128	6	0.59%
Wartsila OYJ Abp	661	6	0.59%
Carrefour SA	382	6	0.59%
Givaudan SA	2	6	0.59%
Svenska Handelsbanken AB	62	6	0.59%
Brenntag SE	81	6	0.59%
DNB ASA	32	6	0.59%
Recordati Industria Chimica e Farmaceutica SpA	128	6	0.59%
Kuehne + Nagel International AG	22	6	0.59%
Smith & Nephew PLC	4	6	0.59%
Wolters Kluwer NV	79	6	0.59%
Swatch Group AG/The	112	6	0.59%
Telecom Italia SpA/Milano	12,761	6	0.59%
Air Liquide SA	42	6	0.59%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(in thousands, except share and per share amounts)

(r)	Long basket of US stocks that pay high dividends.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Dow Inc	535	34	1.69%
3M Co	171	33	1.63%
Amcor PLC	2,515	29	1.45%
Altria Group Inc	562	29	1.42%
Newell Brands Inc	1,059	28	1.40%
Prudential Financial Inc	308	28	1.39%
AbbVie Inc	252	27	1.35%
Lockheed Martin Corp	73	27	1.32%
United Parcel Service Inc	147	25	1.23%
Garmin Ltd	189	25	1.23%
Philip Morris International Inc	274	24	1.20%
Fastenal Co	467	23	1.16%
Broadcom Inc	50	23	1.15%
Snap-on Inc	99	23	1.12%
Leggett & Platt Inc	469	21	1.06%
General Dynamics Corp	116	21	1.04%
LyondellBasell Industries NV	202	21	1.04%
Franklin Resources Inc	700	21	1.02%
PPL Corp	713	21	1.01%
Tapestry Inc	495	20	1.01%
International Business Machines Corp	153	20	1.01%
Las Vegas Sands Corp	327	20	0.98%
HP Inc	607	19	0.95%
Eaton Corp PLC	138	19	0.94%
Emerson Electric Co	212	19	0.94%
Iron Mountain Inc	511	19	0.93%
Unum Group	679	19	0.93%
Pfizer Inc	519	19	0.93%
Newmont Mining Corp	307	18	0.91%
Cisco Systems Inc	351	18	0.90%
Principal Financial Group Inc	300	18	0.89%
Illinois Tool Works Inc	81	18	0.88%
Paychex Inc	182	18	0.88%
Kraft Heinz Co/The	439	18	0.87%
Realty Income Corp	274	17	0.86%
People's United Financial Inc	935	17	0.83%
Amgen Inc	67	17	0.82%
Merck & Co Inc	212	16	0.81%
Texas Instruments Inc	86	16	0.80%
Packaging Corp of America	119	16	0.79%
Gilead Sciences Inc	246	16	0.78%
International Paper Co	290	16	0.77%
Western Union Co/The	611	15	0.74%
Regions Financial Corp	719	15	0.73%
Robert Half International Inc	189	15	0.73%
CME Group Inc	72	15	0.72%
Comerica Inc	204	15	0.72%
Williams Cos Inc/The	613	15	0.72%
Genuine Parts Co	125	14	0.71%
Maxim Integrated Products Inc	152	14	0.68%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(in thousands, except share and per share amounts)

(s)	Short basket of US stocks that neutralize market and factor risk of the long basket.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Delta Air Lines Inc	(669)	(32)	-1.62%
SBA Communications Corp	(111)	(31)	-1.55%
Occidental Petroleum Corp	(1,077)	(29)	-1.44%
Textron Inc	(502)	(28)	-1.42%
Hilton Worldwide Holdings Inc	(227)	(27)	-1.38%
Progressive Corp/The	(283)	(27)	-1.36%
Cigna Corp	(107)	(26)	-1.30%
Wells Fargo & Co	(644)	(25)	-1.27%
Loews Corp	(471)	(24)	-1.22%
First Republic Bank/CA	(138)	(23)	-1.16%
Apache Corp	(1,255)	(22)	-1.13%
Equinix Inc	(32)	(22)	-1.11%
MGM Resorts International	(577)	(22)	-1.10%
Cooper Cos Inc/The	(56)	(22)	-1.09%
General Electric Co	(1,633)	(21)	-1.08%
Wabtec Corp	(270)	(21)	-1.07%
Marriott International Inc/MD	(144)	(21)	-1.07%
WR Berkley Corp	(280)	(21)	-1.06%
Ingersoll-Rand PLC	(125)	(21)	-1.04%
Mosaic Co/The	(628)	(20)	-1.00%
American Water Works Co Inc	(131)	(20)	-0.99%
Fortive Corp	(276)	(19)	-0.98%
Torchmark Corp	(201)	(19)	-0.98%
PVH Corp	(181)	(19)	-0.96%
Kroger Co/The	(531)	(19)	-0.96%
Eversource Energy	(216)	(19)	-0.94%
PerkinElmer Inc	(142)	(18)	-0.92%
National Oilwell Varco Inc	(1,309)	(18)	-0.90%
Halliburton Co	(809)	(17)	-0.87%
Thermo Fisher Scientific Inc	(38)	(17)	-0.87%
Atmos Energy Corp	(173)	(17)	-0.86%
Costco Wholesale Corp	(48)	(17)	-0.86%
Pioneer Natural Resources Co	(105)	(17)	-0.84%
Roper Technologies Inc	(41)	(17)	-0.84%
Estee Lauder Cos Inc/The	(57)	(16)	-0.83%
Global Payments Inc	(81)	(16)	-0.82%
Viatris Inc	(1,166)	(16)	-0.82%
Advance Auto Parts Inc	(88)	(16)	-0.81%
Walt Disney Co/The	(86)	(16)	-0.80%
Domino's Pizza Inc	(43)	(16)	-0.80%
Freeport-McMoRan Inc	(479)	(16)	-0.79%
Ameren Corp	(192)	(16)	-0.79%
American Tower Corp	(65)	(16)	-0.78%
Xcel Energy Inc	(230)	(15)	-0.77%
AES Corp/VA	(566)	(15)	-0.76%
Charles Schwab Corp/The	(229)	(15)	-0.75%
Marathon Oil Corp	(1,390)	(15)	-0.75%
Old Dominion Freight Line Inc	(62)	(15)	-0.75%
NVIDIA Corp	(28)	(15)	-0.75%
CenterPoint Energy Inc	(649)	(15)	-0.74%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(in thousands, except share and per share amounts)

(t)	Basket of indices comprised of Interest Rate Swaps in G11 currencies based on value and momentum characteristics.

Top Underlying Components	Notional	Percentage of Notional
Swaps
IRS Rec 1Y in USD	4,201	60.85%
IRS Rec 5Y in USD	2,199	31.86%
IRS 2Y CAD S 1-0	1,758	25.47%
IRS Rec 2Y in USD	1,752	25.38%
IRS Rec 10Y in USD	980	14.19%
IRS 2Y NOK S 1-0	882	12.78%
IRS Rec 1Y in EUR	695	10.07%
IRS Rec 10Y in EUR	(628)	-9.10%
IRS 3Y AUD S 1-0	584	8.46%
IRS 10Y DKK S 1-0	(527)	-7.64%
IRS 2Y DKK S 1-0	(518)	-7.51%
IRS 5Y NZD S 1-0	(499)	-7.24%
IRS Rec 30Y in EUR	(397)	-5.75%
IRS Rec 1Y in GBP	350	5.07%
IRS Rec 2Y in EUR	346	5.02%
IRS 10Y NOK S 1-0	(338)	-4.90%
IRS 10Y SEK S 1-0	(331)	-4.79%
IRS Rec 20Y in EUR	(322)	-4.66%
IRS Rec 5Y in EUR	(251)	-3.64%
IRS 5Y DKK S 1-0	(212)	-3.07%
IRS 10Y AUD S 1-0	188	2.73%
IRS 2Y SEK S 1-0	174	2.52%
IRS 10Y CAD S 1-0	(151)	-2.19%
IRS Rec 20Y in USD	112	1.63%
IRS 10Y CHF S 1-0	(69)	-1.00%
IRS Rec 10Y in GBP	(36)	-0.52%
Foreign Currency
CANADIAN DOLLAR	(1,607)	-23.28%
DANISH KRONE	1,257	18.22%
AUSTRALIAN DOLLAR	(772)	-11.19%
EUR	557	8.08%
NORWEGIAN KRONE	(544)	-7.88%
NEW ZEALAND DOLLAR	499	7.24%
GBP	(314)	-4.55%
SWEDISH KRONA	157	2.27%
SWISS FRANC	69	1.00%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(in thousands, except share and per share amounts)

(u)	Systematic strategy that takes advantage of the volatility curve to generate positive carry.

Top Underlying Components	Notional	Percentage of Notional
Swaps
1y Forward 5y20y Straddle	586	55.77%
1y Forward 3y7y Straddle	343	32.69%
1y Forward 1y7y Straddle	101	9.62%
1y Forward 7y3y Straddle	20	1.92%

(v)	Seeks to monetize the implied-to-realized volatility risk premium by selling short-dated OTM puts.

Top Underlying Components	Notional	Percentage of Notional
Options
SPXW US 04/01/21 P3840 Index	71	20.23%
SPXW US 04/05/21 P3790 Index	36	10.11%
SPXW US 04/01/21 P3765 Index	35	10.07%
SPXW US 04/01/21 P3660 Index	24	6.82%
SPXW US 04/07/21 P3720 Index	24	6.74%
SPXW US 04/05/21 P3735 Index	24	6.71%

See notes to unaudited consolidated financial statements.

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)

Short-Term Investments—79.9%
State Street Institutional Liquid Reserves Fund - Premier Class	(c)	0.07%	1,931,152	$1,932	$1,932

Total Short-Term Investments	1,932	1,932
TOTAL INVESTMENTS—79.9%	$1,932	1,932
Other Assets in Excess of Liabilities—20.1%		485
Net Assets—100.0%		$2,417
Total Return Index Swaps(d)—1.4%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	3 Month LIBOR + 0.55%	Total return on iShares S&P GSCI Commodity-Indexed Trust	USD	244	12/10/21	Quarterly	$—	$(9)	$—	$9
JPMorgan Chase Bank, N.A.	3 Month LIBOR + 0.60%	Total return on JPM Long ERP Sector(e)	USD	1,458	1/4/22	Quarterly	—	(5)	—	5
JPMorgan Chase Bank, N.A.	Total return on JPM Short ERP Sector(f)	3 Month LIBOR - 0.25%	USD	729	1/4/22	Quarterly	—	7	7	—
Morgan Stanley Capital Services LLC	Federal Funds Rate + 0.50%	Total return on Morgan Stanley Inflation Index(g)	USD	263	1/4/22	Quarterly	—	36	36	—
Morgan Stanley Capital Services LLC	Federal Funds Rate + 0.50%	Total return on Morgan Stanley Pricing Power Index(h)	USD	227	3/1/22	Quarterly	—	4	4	—
Total Total Return Index Swaps							$—	$33	$47	$14

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Fair value as of March 31, 2021 is determined by the board of trustees of FS Series Trust (the “Trust’’).
(c)	Rate represents the seven-day yield as of March 31, 2021. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.
(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount, and (iii) if applicable any dividends received into the basket since the previous reset date. Valuations may be inclusive of interest and/or dividends receivable/payable and, as a result, the notional amounts presented may not recalculate directly with the fair value presented.

See notes to unaudited consolidated schedule of investments.

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

(e)	Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Lockheed Martin Corp	93	34	2.36%
Huntington Ingalls Industries Inc	165	34	2.34%
Fastenal Co	674	34	2.33%
Kinder Morgan Inc/DE	2,017	34	2.31%
United Parcel Service Inc	198	34	2.31%
Consolidated Edison Inc	447	33	2.30%
Olin Corp	881	33	2.30%
General Dynamics Corp	183	33	2.29%
Iron Mountain Inc	900	33	2.29%
3M Co	172	33	2.28%
Antero Midstream GP LP	3,671	33	2.28%
International Paper Co	608	33	2.26%
ONEOK Inc	649	33	2.26%
PPL Corp	1,139	33	2.26%
Williams Cos Inc/The	1,387	33	2.26%
Amcor PLC	2,801	33	2.25%
Dow Inc	509	33	2.24%
Emerson Electric Co	361	33	2.24%
WP Carey Inc	460	33	2.24%
CH Robinson Worldwide Inc	335	32	2.20%
Hubbell Inc	170	32	2.19%
LyondellBasell Industries NV	306	32	2.19%
Cummins Inc	121	31	2.15%
Omega Healthcare Investors Inc	818	30	2.06%
Gaming and Leisure Properties	689	29	2.01%
SL Green Realty Corp	413	29	1.99%
Chemours Co/The	1,026	29	1.97%
Macerich Co/The	2,398	28	1.93%
Duke Energy Corp	285	27	1.89%
Tanger Factory Outlet Centers Inc	1,730	26	1.80%
PACCAR Inc	280	26	1.79%
ManpowerGroup Inc	243	24	1.65%
Equitrans Midstream Corp	2,886	24	1.62%
Saia Inc	100	23	1.59%
Vornado Realty Trust	506	23	1.58%
Edison International	385	23	1.55%
OGE Energy Corp	678	22	1.51%
Atlas Air Worldwide Holdings Inc	330	20	1.37%
Sabra Health Care REIT Inc	1,072	19	1.28%
Spirit Realty Capital Inc	431	18	1.26%
MSC Industrial Direct Co Inc	201	18	1.25%
Eaton Corp PLC	129	18	1.23%
Plains GP Holdings LP	1,887	18	1.22%
Ameresco Inc	335	16	1.12%
MGM Growth Properties LLC	495	16	1.11%
Uniti Group Inc	1,397	15	1.06%
Trinseo SA	233	15	1.02%
Antero Resources Corp	1,397	14	0.98%
EnLink Midstream LLC	3,287	14	0.97%
Apartment Investment & Management Co	2,249	14	0.95%

See notes to unaudited consolidated schedule of investments.

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

(f)	Uses factor-based stock selection to provide short exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
American Tower Corp	(68)	(16)	-2.27%
Sunrun Inc	(268)	(16)	-2.25%
American Water Works Co Inc	(108)	(16)	-2.24%
Fortive Corp	(228)	(16)	-2.23%
Old Dominion Freight Line Inc	(67)	(16)	-2.22%
Roper Technologies Inc	(39)	(16)	-2.20%
Invitation Homes Inc	(489)	(16)	-2.17%
SBA Communications Corp	(56)	(16)	-2.17%
Sherwin-Williams Co/The	(21)	(16)	-2.17%
Axalta Coating Systems Ltd	(524)	(16)	-2.15%
Prologis Inc	(146)	(16)	-2.15%
TransUnion	(172)	(16)	-2.15%
Equinix Inc	(23)	(15)	-2.14%
Ecolab Inc	(71)	(15)	-2.12%
NextEra Energy Inc	(202)	(15)	-2.12%
Textron Inc	(273)	(15)	-2.12%
General Electric Co	(1,159)	(15)	-2.11%
PG&E Corp	(1,281)	(15)	-2.08%
Alaska Air Group Inc	(216)	(15)	-2.07%
JetBlue Airways Corp	(734)	(15)	-2.07%
American Airlines Group Inc	(622)	(15)	-2.06%
Berry Global Group Inc	(242)	(15)	-2.06%
Delta Air Lines Inc	(308)	(15)	-2.06%
Spirit AeroSystems Holdings In	(304)	(15)	-2.05%
TransDigm Group Inc	(25)	(15)	-2.05%
Cheniere Energy Inc	(203)	(15)	-2.03%
Host Hotels & Resorts Inc	(860)	(14)	-2.01%
American Homes 4 Rent	(433)	(14)	-2.00%
Continental Resources Inc/OK	(558)	(14)	-2.00%
Halliburton Co	(665)	(14)	-1.98%
Trex Co Inc	(154)	(14)	-1.95%
Sensata Technologies Holding PLC	(241)	(14)	-1.94%
National Oilwell Varco Inc	(1,004)	(14)	-1.91%
Transocean Ltd	(3,698)	(13)	-1.82%
Eagle Materials Inc	(96)	(13)	-1.79%
Martin Marietta Materials Inc	(37)	(12)	-1.71%
HEICO Corp	(97)	(12)	-1.69%
Evoqua Water Technologies Corp	(455)	(12)	-1.66%
Ball Corp	(134)	(11)	-1.58%
Hexcel Corp	(197)	(11)	-1.53%
Alcoa Corp	(337)	(11)	-1.52%
Pebblebrook Hotel Trust	(445)	(11)	-1.50%
XPO Logistics Inc	(80)	(10)	-1.37%
Summit Materials Inc	(347)	(10)	-1.35%
Schlumberger Ltd	(337)	(9)	-1.27%
AZEK Co Inc/The	(211)	(9)	-1.23%
TechnipFMC PLC	(1,140)	(9)	-1.22%
Sun Communities Inc	(54)	(8)	-1.12%
AES Corp/VA	(291)	(8)	-1.08%
Crown Holdings Inc	(79)	(8)	-1.06%

See notes to unaudited consolidated schedule of investments.

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

(g)	Seeks to deliver a high sensitivity to inflation expectations through a basket comprised of companies within agriculture, base and precious metals, and energy industries.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Freeport-McMoRan Inc	287	9	3.17%
Vale SA	524	9	3.05%
United Rentals Inc	26	8	2.82%
Rio Tinto PLC	108	8	2.80%
Deere & Co	22	8	2.76%
Caterpillar Inc	35	8	2.73%
Parker-Hannifin Corp	24	8	2.58%
Cleveland-Cliffs Inc	383	8	2.58%
Eaton Corp PLC	56	8	2.57%
Ingersoll-Rand Inc	155	8	2.55%
WW Grainger Inc	18	7	2.41%
Fastenal Co	143	7	2.41%
Emerson Electric Co	79	7	2.37%
Old Dominion Freight Line Inc	29	7	2.34%
Nucor Corp	85	7	2.28%
East West Bancorp Inc	88	6	2.17%
Boeing Co/The	25	6	2.14%
Citizens Financial Group Inc	141	6	2.09%
Regions Financial Corp	297	6	2.05%
ArcelorMittal SA	196	6	1.91%
SVB Financial Group	12	6	1.91%
MasTec Inc	57	5	1.77%
United States Steel Corp	202	5	1.77%
Celanese Corp	35	5	1.77%
Comerica Inc	72	5	1.73%
Jacobs Engineering Group Inc	40	5	1.72%
Cummins Inc	20	5	1.70%
Southern Copper Corp	75	5	1.70%
WESCO International Inc	58	5	1.69%
Mosaic Co/The	155	5	1.64%
CSX Corp	51	5	1.64%
XPO Logistics Inc	39	5	1.62%
Canadian Pacific Railway Ltd	13	5	1.61%
Alcoa Corp	139	5	1.51%
Knight-Swift Transportation Holdings	89	4	1.43%
CF Industries Holdings Inc	90	4	1.37%
Arconic Inc	115	4	1.24%
MSC Industrial Direct Co Inc	40	4	1.19%
Steel Dynamics Inc	67	3	1.13%
Nutrien Ltd	62	3	1.12%
Marathon Oil Corp	285	3	1.02%
Textron Inc	52	3	0.98%
Reliance Steel & Aluminum Co	19	3	0.96%
Pioneer Natural Resources Co	18	3	0.95%
Hess Corp	39	3	0.94%
Canadian Natural Resources Ltd	90	3	0.93%
Devon Energy Corp	126	3	0.92%
CNX Resources Corp	177	3	0.87%
Diamondback Energy Inc	35	3	0.86%
Halliburton Co	119	3	0.85%

See notes to unaudited consolidated schedule of investments.

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

(h)	Seeks to deliver strong performance ability in the face of inflation through a basket comprised of companies in all industries that have the ability to pass through inflation related cost increases to consumers via higher prices.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Coca-Cola Co/The	184	10	4.20%
Pfizer Inc	260	9	4.10%
Starbucks Corp	85	9	4.04%
Walt Disney Co/The	50	9	4.03%
Visa Inc	43	9	3.99%
Broadcom Inc	19	9	3.92%
Altria Group Inc	176	9	3.90%
NVIDIA Corp	17	9	3.87%
Adobe Inc	18	9	3.81%
Netflix Inc	16	9	3.73%
Charter Communications Inc	14	8	3.65%
NIKE Inc	63	8	3.62%
Apple Inc	66	8	3.53%
ServiceNow Inc	15	8	3.35%
Chipotle Mexican Grill Inc	5	7	3.17%
PepsiCo Inc	51	7	3.16%
Deere & Co	18	7	3.00%
Philip Morris International Inc	73	6	2.80%
American Tower Corp	26	6	2.73%
Lululemon Athletica Inc	18	6	2.45%
Sherwin-Williams Co/The	8	6	2.44%
S&P Global Inc	15	5	2.36%
Crown Castle International Cor	31	5	2.29%
Blackstone Group LP/The	64	5	2.08%
O'Reilly Automotive Inc	8	4	1.78%
AutoZone Inc	3	4	1.71%
Equinix Inc	5	4	1.61%
Ingersoll-Rand Inc	73	4	1.56%
Constellation Brands Inc	15	3	1.49%
Atlassian Corp PLC	14	3	1.29%
Advance Auto Parts Inc	16	3	1.26%
Moody's Corp	9	3	1.17%
SBA Communications Corp	9	3	1.09%
Verisk Analytics Inc	13	2	1.02%
Fortive Corp	33	2	1.01%
AMETEK Inc	17	2	0.96%
MSCI Inc	5	2	0.96%
Shake Shack Inc	17	2	0.86%
KKR & Co Inc	31	1	0.65%
Apollo Global Management LLC	27	1	0.55%
Ferrari NV	4	1	0.41%
Bright Horizons Family Solutions Inc	4	1	0.30%
Ares Management Corp	5	0	0.11%

See notes to unaudited consolidated schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—75.5%
State Street Institutional Liquid Reserves Fund - Premier Class	(c)	0.07%	$4,612,669	$4,614	$4,614
Total Short-Term Investments				4,614	4,614
TOTAL INVESTMENTS—75.5%				$4,614	4,614
Other Liabilities in Excess Assets—24.5%					1,496
Net Assets—100.0%					$6,110

Total Return Index Swaps(d)—(2.0)%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Total return on Russell 1000 Index Total Return Index(e)	3 Month LIBOR + 0.24%	USD	2,249	2/22/22	N/A	$—	$(151)	$—	$151
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays US Equity Value Market Hedged Index(f)	USD	564	1/10/22	N/A	—	28	28	—
Barclays Bank PLC	Total return on Barclays Short Interest Short Basket Total Return Index(g)	Fed Funds Rate - 1.05%	USD	818	5/17/21	N/A	—	(183)	—	183
Barclays Bank PLC	Total return on Barclays US Volatility Pair Index(h)	Fixed Rate of -0.42%	USD	562	8/23/21	Quarterly	—	(40)	—	40
Barclays Bank PLC	1 Month LIBOR + 0.30%	Total return on Novus Barclays Adjustment Long Basket Index(i)	USD	3,732	5/24/21	Monthly	—	(16)	—	16
Barclays Bank PLC	Fixed Rate of 0.10%	Total return on Novus Barclays Public Ownership HF Conviction US Index ER(j)	USD	2,991	5/17/21	N/A	—	862	862	—
Barclays Bank PLC	Total return on Barlcays Short Interest Short Basket Total Return Index(k)	Fed Funds Rate - 1.05%	USD	1,037	5/17/21	N/A	—	(668)	—	668
Barclays Bank PLC	Total return on Barlcays Short Interest Short Basket Total Return Index(l)	Fed Funds Rate - 1.05%	USD	529	5/17/21	N/A	—	(397)	—	397

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.10%	Total return on Novus Barclays Public Ownership HF Conviction US Index ER(m)	USD	1,713	5/17/21	N/A	$—	$434	$434	$—
Goldman Sachs International	3 Month LIBOR	Total return on Russell 2000 Total Return Index(n)	USD	2,233	4/21/21	Quarterly	—	162	162	—
Goldman Sachs International	Total return on Russell 1000 Total Return Index(o)	3 Month LIBOR - 0.20%	USD	2,249	4/21/21	Quarterly	—	(153)	—	153
Total Total Return Index Swaps							$—	$(122)	$1,486	$1,608

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Fair value as of March 31, 2021 is determined by the board of trustees of FS Series Trust (the “Trust’’).
(c)	Rate represents the seven-day yield as of March 31, 2021. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.
(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount, and (iii) if applicable any dividends received into the basket since the previous reset date. Valuations may be inclusive of interest and/or dividends receivable/payable and, as a result, the notional amounts presented may not recalculate directly with the fair value presented.
(e)	Short exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000 Total Return Index	(2,402)	-100.00%

(f)	Long position in a basket of US stocks that look attractively priced based on the chosen value characteristics combined with an offsetting short position in an index to hedge the general market risk.

Top Underlying Components	Shares	Notional	Percentage of Notional
Index
S&P 500 Total Return Index		(620)	-104.60%
Common Stock
Anthem Inc	38	14	2.33%
AutoZone Inc	10	14	2.33%
Steel Dynamics Inc	271	14	2.32%
Cardinal Health Inc	224	14	2.30%
Louisiana-Pacific Corp	239	13	2.24%
Kroger Co/The	367	13	2.23%
State Street Corp	157	13	2.23%
Whirlpool Corp	60	13	2.22%
Cisco Systems Inc	252	13	2.20%
HP Inc	410	13	2.20%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Humana Inc	31	13	2.17%
O'Reilly Automotive Inc	25	13	2.17%
International Business Machines Corp	95	13	2.13%
Entergy Corp	127	13	2.12%
Huntington Ingalls Industries Inc	61	13	2.12%
Celanese Corp	83	12	2.10%
Fox Corp	345	12	2.10%
General Dynamics Corp	69	12	2.10%
Oracle Corp	178	12	2.10%
Pinnacle West Capital Corp	153	12	2.10%
Amgen Inc	50	12	2.09%
DaVita Inc	115	12	2.08%
Lockheed Martin Corp	33	12	2.08%
Omnicom Group Inc	166	12	2.07%
PPL Corp	422	12	2.05%
Toll Brothers Inc	214	12	2.05%
Jefferies Financial Group Inc	402	12	2.04%
T Rowe Price Group Inc	70	12	2.04%
Berkshire Hathaway Inc	47	12	2.03%
Molina Healthcare Inc	51	12	2.03%
Western Union Co/The	488	12	2.03%
Synchrony Financial	294	12	2.02%
Bunge Ltd	150	12	2.01%
Intel Corp	186	12	2.01%
Credit Acceptance Corp	33	12	1.99%
Philip Morris International Inc	133	12	1.99%
Seagate Technology PLC	154	12	1.99%
Unum Group	424	12	1.99%
Verizon Communications Inc	203	12	1.99%
Amdocs Ltd	167	12	1.98%
FirstEnergy Corp	336	12	1.97%
Principal Financial Group Inc	195	12	1.97%
Regeneron Pharmaceuticals Inc	25	12	1.97%
Fidelity National Financial Inc	285	12	1.96%
eBay Inc	188	12	1.95%
Universal Health Services Inc	87	12	1.95%
Biogen Inc	40	11	1.90%
NRG Energy Inc	298	11	1.90%
People's United Financial Inc	614	11	1.85%

(g)	A basket of stocks with the highest short interest based on public short interest filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
American Airlines Group Inc	(180)	(4)	-0.43%
Atlas Air Worldwide Holdings Inc	(71)	(4)	-0.43%
Alliance Data Systems Corp	(38)	(4)	-0.43%
Aerie Pharmaceuticals Inc	(241)	(4)	-0.43%
First Majestic Silver Corp	(276)	(4)	-0.43%
Aerojet Rocketdyne Holdings Inc	(92)	(4)	-0.43%
Akebia Therapeutics Inc	(1,270)	(4)	-0.43%
Altair Engineering Inc	(69)	(4)	-0.43%
AMC Networks Inc	(81)	(4)	-0.43%
Amyris Inc	(225)	(4)	-0.43%
AnaptysBio Inc	(199)	(4)	-0.43%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Match Group Inc	(31)	(4)	-0.43%
Aon PLC	(19)	(4)	-0.43%
Appfolio Inc	(30)	(4)	-0.43%
Appian Corp	(32)	(4)	-0.43%
Antero Resources Corp	(421)	(4)	-0.43%
Arch Coal Inc	(103)	(4)	-0.43%
Alexandria Real Estate Equities Inc	(26)	(4)	-0.43%
ARMOUR Residential REIT Inc	(352)	(4)	-0.43%
Academy Sports & Outdoors Inc	(159)	(4)	-0.43%
Allegheny Technologies Inc	(204)	(4)	-0.43%
Atara Biotherapeutics Inc	(299)	(4)	-0.43%
Altice USA Inc	(132)	(4)	-0.43%
Avaya Holdings Corp	(153)	(4)	-0.43%
Acuity Brands Inc	(26)	(4)	-0.43%
Bandwidth Inc	(34)	(4)	-0.43%
Bed Bath & Beyond Inc	(147)	(4)	-0.43%
Bonanza Creek Energy Inc	(120)	(4)	-0.43%
Brink's Co/The	(54)	(4)	-0.43%
BioCryst Pharmaceuticals Inc	(423)	(4)	-0.43%
Bloom Energy Corp	(159)	(4)	-0.43%
Bloomin' Brands Inc	(159)	(4)	-0.43%
DMC Global Inc	(79)	(4)	-0.43%
Bioxcel Therapeutics Inc	(100)	(4)	-0.43%
Beyond Meat Inc	(33)	(4)	-0.43%
Credit Acceptance Corp	(12)	(4)	-0.43%
Avis Budget Group Inc	(59)	(4)	-0.43%
Cargurus Inc	(180)	(4)	-0.43%
Cardlytics Inc	(39)	(4)	-0.43%
Codexis Inc	(188)	(4)	-0.43%
Colfax Corp	(98)	(4)	-0.43%
Coherus Biosciences Inc	(294)	(4)	-0.43%
Chewy Inc	(51)	(4)	-0.43%
Coupa Software Inc	(17)	(4)	-0.43%
Cowen Inc	(122)	(4)	-0.43%
Copa Holdings SA	(53)	(4)	-0.43%
Callon Petroleum Co	(111)	(4)	-0.43%
Canadian Solar Inc	(87)	(4)	-0.43%
Carvana Co	(16)	(4)	-0.43%
Camping World Holdings Inc	(118)	(4)	-0.43%

(h)	A pair trade that involves going long the U.S. High Volatility Index and short the U.S. Low Volatility Index.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Five Prime Therapeutics Inc	(178)	(7)	-1.11%
SM Energy Co	(333)	(5)	-0.91%
Avis Budget Group Inc	(68)	(5)	-0.82%
GenMark Diagnostics Inc	(203)	(5)	-0.80%
Silvergate Capital Corp	(33)	(5)	-0.79%
Dynavax Technologies Corp	(478)	(5)	-0.78%
Triumph Group Inc	(250)	(5)	-0.76%
US Concrete Inc	(62)	(5)	-0.76%
Groupon Inc	(89)	(4)	-0.75%
Alliance Data Systems Corp	(40)	(4)	-0.74%
Signet Jewelers Ltd	(76)	(4)	-0.73%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Atkore International Group Inc	(61)	(4)	-0.73%
Oasis Petroleum Inc	74	4	0.73%
MacroGenics Inc	(137)	(4)	-0.73%
Herc Holdings Inc	(42)	(4)	-0.71%
PDC Energy Inc	(124)	(4)	-0.71%
Scorpio Tankers Inc	(228)	(4)	-0.70%
PBF Energy Inc	(297)	(4)	-0.70%
Matador Resources Co	(173)	(4)	-0.67%
AerCap Holdings NV	(69)	(4)	-0.67%
Designer Brands Inc	(230)	(4)	-0.67%
Michaels Cos Inc/The	(183)	(4)	-0.67%
Marathon Oil Corp	(373)	(4)	-0.66%
JetBlue Airways Corp	(193)	(4)	-0.65%
ChampionX Corp	(180)	(4)	-0.65%
Spirit AeroSystems Holdings Inc	(80)	(4)	-0.65%
Spirit Airlines Inc	(106)	(4)	-0.65%
CIT Group Inc	(75)	(4)	-0.64%
Cimarex Energy Co	(64)	(4)	-0.63%
Novavax Inc	(21)	(4)	-0.63%
United Continental Holdings Inc	(66)	(4)	-0.63%
Dave & Buster's Entertainment Inc	(79)	(4)	-0.63%
Carnival Corp	(143)	(4)	-0.63%
Adient PLC	(86)	(4)	-0.63%
Antero Resources Corp	(371)	(4)	-0.63%
Owens & Minor Inc	(100)	(4)	-0.63%
Coty Inc	(418)	(4)	-0.63%
Community Health Systems Inc	(278)	(4)	-0.62%
SkyWest Inc	(69)	(4)	-0.62%
Ruth's Hospitality Group Inc	(151)	(4)	-0.62%
Red Rock Resorts Inc	(115)	(4)	-0.62%
American Airlines Group Inc	(156)	(4)	-0.62%
Clean Energy Fuels Corp	(270)	(4)	-0.62%
Digital Turbine Inc	(46)	(4)	-0.62%
Sabre Corp	(250)	(4)	-0.61%
Summit Materials Inc	(132)	(4)	-0.61%
Encore Capital Group Inc	(92)	(4)	-0.61%
Magnolia Oil & Gas Corp	(318)	(4)	-0.61%
Hawaiian Holdings Inc	(137)	(4)	-0.61%
Concentrix Corp	(24)	(4)	-0.60%

(i)	A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Apple Inc	1,943	237	6.38%
Alphabet Inc	90	185	4.97%
Microsoft Corp	783	185	4.97%
KBR Inc	3,831	147	3.96%
Anthem Inc	407	146	3.93%
General Motors Co	2,348	135	3.63%
Expedia Group Inc	762	131	3.53%
Marriott International Inc/MD	859	127	3.42%
Goldman Sachs Group Inc/The	388	127	3.41%
VeriSign Inc	631	125	3.38%
Resideo Technologies Inc	4,439	125	3.37%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Equinix Inc	184	125	3.36%
Macquarie Infrastructure Corp	3,893	124	3.33%
Bausch Health Cos Inc	3,880	123	3.31%
UnitedHealth Group Inc	329	122	3.29%
Alexion Pharmaceuticals Inc	789	121	3.25%
Western Digital Corp	1,803	120	3.24%
NIKE Inc	898	119	3.21%
United Therapeutics Corp	703	118	3.16%
Vertiv Holdings Co	5,756	115	3.10%
Autodesk Inc	412	114	3.07%
STAAR Surgical Co	1,065	112	3.02%
Fate Therapeutics Inc	1,214	100	2.69%
Micron Technology Inc	1,067	94	2.53%
Amazon.com Inc	29	89	2.40%
Unity Software Inc	797	80	2.15%
Cardlytics Inc	721	79	2.13%
Wells Fargo & Co	1,651	64	1.73%
Crown Holdings Inc	612	59	1.60%
Walt Disney Co/The	319	59	1.58%
Viatris Inc	3,908	55	1.47%
Match Group Inc	386	53	1.43%

(j)	A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Wayfair Inc	295	93	2.41%
Facebook Inc	296	87	2.26%
Builders FirstSource Inc	1,860	86	2.24%
CarMax Inc	645	86	2.22%
Bank of America Corp	2,172	84	2.18%
Progressive Corp/The	877	84	2.18%
HCA Healthcare Inc	442	83	2.16%
Moody's Corp	279	83	2.16%
American Tower Corp	344	82	2.14%
T-Mobile US Inc	647	81	2.11%
PG&E Corp	6,878	81	2.09%
Wells Fargo & Co	2,057	80	2.09%
Berkshire Hathaway Inc	314	80	2.09%
Charles Schwab Corp/The	1,221	80	2.07%
eBay Inc	1,296	79	2.06%
Willscot Corp	2,856	79	2.06%
Fiserv Inc	666	79	2.06%
Fidelity National Information Services Inc	563	79	2.05%
Liberty Broadband Corp	527	79	2.05%
Charter Communications Inc	128	79	2.05%
Comcast Corp	1,461	79	2.05%
Microsoft Corp	332	78	2.03%
Mastercard Inc	219	78	2.02%
JPMorgan Chase & Co	511	78	2.02%
Uber Technologies Inc	1,427	78	2.02%
Alphabet Inc	38	78	2.01%
Aon PLC	334	77	2.00%
Micron Technology Inc	870	77	1.99%
Visa Inc	362	77	1.99%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Interactive Brokers Group Inc	1,048	77	1.99%
Booking Holdings Inc	33	76	1.98%
TransDigm Group Inc	130	76	1.98%
Amazon.com Inc	25	76	1.97%
Apple Inc	620	76	1.97%
Altice USA Inc	2,313	75	1.95%
Netflix Inc	142	74	1.92%
GoDaddy Inc	950	74	1.91%
Walt Disney Co/The	398	73	1.90%
Carvana Co	278	73	1.90%
Tesla Inc	109	73	1.89%
Square Inc	314	71	1.85%
PayPal Holdings Inc	292	71	1.84%
Viatris Inc	5,060	71	1.83%
Unity Software Inc	701	70	1.83%
Pinterest Inc	940	70	1.81%
salesforce.com Inc	326	69	1.79%
Match Group Inc	497	68	1.77%
Freeport-McMoRan Inc	2,068	68	1.77%
Twilio Inc	193	66	1.70%
Zillow Group Inc	472	61	1.59%

(k)	A basket of stocks with the highest short interest based on public short interest filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
American Airlines Group Inc	(307)	(7)	-0.43%
Atlas Air Worldwide Holdings Inc	(121)	(7)	-0.43%
Alliance Data Systems Corp	(65)	(7)	-0.43%
Aerie Pharmaceuticals Inc	(410)	(7)	-0.43%
First Majestic Silver Corp	(470)	(7)	-0.43%
Aerojet Rocketdyne Holdings Inc	(156)	(7)	-0.43%
Akebia Therapeutics Inc	(2,165)	(7)	-0.43%
Altair Engineering Inc	(117)	(7)	-0.43%
AMC Networks Inc	(138)	(7)	-0.43%
Amyris Inc	(384)	(7)	-0.43%
AnaptysBio Inc	(340)	(7)	-0.43%
Match Group Inc	(53)	(7)	-0.43%
Aon PLC	(32)	(7)	-0.43%
Appfolio Inc	(52)	(7)	-0.43%
Appian Corp	(55)	(7)	-0.43%
Antero Resources Corp	(718)	(7)	-0.43%
Arch Coal Inc	(176)	(7)	-0.43%
Alexandria Real Estate Equities Inc	(45)	(7)	-0.43%
ARMOUR Residential REIT Inc	(601)	(7)	-0.43%
Academy Sports & Outdoors Inc	(272)	(7)	-0.43%
Allegheny Technologies Inc	(348)	(7)	-0.43%
Atara Biotherapeutics Inc	(510)	(7)	-0.43%
Altice USA Inc	(225)	(7)	-0.43%
Avaya Holdings Corp	(261)	(7)	-0.43%
Acuity Brands Inc	(44)	(7)	-0.43%
Bandwidth Inc	(58)	(7)	-0.43%
Bed Bath & Beyond Inc	(251)	(7)	-0.43%
Bonanza Creek Energy Inc	(205)	(7)	-0.43%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Brink's Co/The	(92)	(7)	-0.43%
BioCryst Pharmaceuticals Inc	(721)	(7)	-0.43%
Bloom Energy Corp	(271)	(7)	-0.43%
Bloomin' Brands Inc	(271)	(7)	-0.43%
DMC Global Inc	(135)	(7)	-0.43%
Bioxcel Therapeutics Inc	(170)	(7)	-0.43%
Beyond Meat Inc	(56)	(7)	-0.43%
Credit Acceptance Corp	(20)	(7)	-0.43%
Avis Budget Group Inc	(101)	(7)	-0.43%
Cargurus Inc	(308)	(7)	-0.43%
Cardlytics Inc	(67)	(7)	-0.43%
Codexis Inc	(320)	(7)	-0.43%
Colfax Corp	(167)	(7)	-0.43%
Coherus Biosciences Inc	(502)	(7)	-0.43%
Chewy Inc	(87)	(7)	-0.43%
Coupa Software Inc	(29)	(7)	-0.43%
Cowen Inc	(208)	(7)	-0.43%
Copa Holdings SA	(91)	(7)	-0.43%
Callon Petroleum Co	(190)	(7)	-0.43%
Canadian Solar Inc	(148)	(7)	-0.43%
Carvana Co	(28)	(7)	-0.43%
Camping World Holdings Inc	(201)	(7)	-0.43%

(l)	A basket of stocks with the highest short interest based on public short interest filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
American Airlines Group Inc	(166)	(4)	-0.43%
Atlas Air Worldwide Holdings Inc	(66)	(4)	-0.43%
Alliance Data Systems Corp	(35)	(4)	-0.43%
Aerie Pharmaceuticals Inc	(222)	(4)	-0.43%
First Majestic Silver Corp	(255)	(4)	-0.43%
Aerojet Rocketdyne Holdings Inc	(84)	(4)	-0.43%
Akebia Therapeutics Inc	(1,172)	(4)	-0.43%
Altair Engineering Inc	(63)	(4)	-0.43%
AMC Networks Inc	(75)	(4)	-0.43%
Amyris Inc	(208)	(4)	-0.43%
AnaptysBio Inc	(184)	(4)	-0.43%
Match Group Inc	(29)	(4)	-0.43%
Aon PLC	(17)	(4)	-0.43%
Appfolio Inc	(28)	(4)	-0.43%
Appian Corp	(30)	(4)	-0.43%
Antero Resources Corp	(389)	(4)	-0.43%
Arch Coal Inc	(95)	(4)	-0.43%
Alexandria Real Estate Equities Inc	(24)	(4)	-0.43%
ARMOUR Residential REIT Inc	(325)	(4)	-0.43%
Academy Sports & Outdoors Inc	(147)	(4)	-0.43%
Allegheny Technologies Inc	(188)	(4)	-0.43%
Atara Biotherapeutics Inc	(276)	(4)	-0.43%
Altice USA Inc	(122)	(4)	-0.43%
Avaya Holdings Corp	(142)	(4)	-0.43%
Acuity Brands Inc	(24)	(4)	-0.43%
Bandwidth Inc	(31)	(4)	-0.43%
Bed Bath & Beyond Inc	(136)	(4)	-0.43%
Bonanza Creek Energy Inc	(111)	(4)	-0.43%
Brink's Co/The	(50)	(4)	-0.43%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

BioCryst Pharmaceuticals Inc	(390)	(4)	-0.43%
Bloom Energy Corp	(147)	(4)	-0.43%
Bloomin' Brands Inc	(147)	(4)	-0.43%
DMC Global Inc	(73)	(4)	-0.43%
Bioxcel Therapeutics Inc	(92)	(4)	-0.43%
Beyond Meat Inc	(30)	(4)	-0.43%
Credit Acceptance Corp	(11)	(4)	-0.43%
Avis Budget Group Inc	(55)	(4)	-0.43%
Cargurus Inc	(166)	(4)	-0.43%
Cardlytics Inc	(36)	(4)	-0.43%
Codexis Inc	(173)	(4)	-0.43%
Colfax Corp	(91)	(4)	-0.43%
Coherus Biosciences Inc	(272)	(4)	-0.43%
Chewy Inc	(47)	(4)	-0.43%
Coupa Software Inc	(16)	(4)	-0.43%
Cowen Inc	(113)	(4)	-0.43%
Copa Holdings SA	(49)	(4)	-0.43%
Callon Petroleum Co	(103)	(4)	-0.43%
Canadian Solar Inc	(80)	(4)	-0.43%
Carvana Co	(15)	(4)	-0.43%
Camping World Holdings Inc	(109)	(4)	-0.43%

(m)	A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Wayfair Inc	165	52	2.41%
Facebook Inc	165	49	2.26%
Builders FirstSource Inc	1,037	48	2.24%
CarMax Inc	359	48	2.22%
Bank of America Corp	1,211	47	2.18%
Progressive Corp/The	489	47	2.18%
HCA Healthcare Inc	246	46	2.16%
Moody's Corp	155	46	2.16%
American Tower Corp	192	46	2.14%
T-Mobile US Inc	361	45	2.11%
PG&E Corp	3,833	45	2.09%
Wells Fargo & Co	1,146	45	2.09%
Berkshire Hathaway Inc	175	45	2.09%
Charles Schwab Corp/The	680	44	2.07%
eBay Inc	722	44	2.06%
Willscot Corp	1,591	44	2.06%
Fiserv Inc	371	44	2.06%
Fidelity National Information Services Inc	314	44	2.05%
Liberty Broadband Corp	294	44	2.05%
Charter Communications Inc	71	44	2.05%
Comcast Corp	814	44	2.05%
Microsoft Corp	185	44	2.03%
Mastercard Inc	122	43	2.02%
JPMorgan Chase & Co	285	43	2.02%
Uber Technologies Inc	795	43	2.02%
Alphabet Inc	21	43	2.01%
Aon PLC	186	43	2.00%
Micron Technology Inc	485	43	1.99%
Visa Inc	202	43	1.99%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2021

(dollar values in thousands, except share and per share amounts)

Interactive Brokers Group Inc	584	43	1.99%
Booking Holdings Inc	18	43	1.98%
TransDigm Group Inc	72	43	1.98%
Amazon.com Inc	14	42	1.97%
Apple Inc	346	42	1.97%
Altice USA Inc	1,289	42	1.95%
Netflix Inc	79	41	1.92%
GoDaddy Inc	529	41	1.91%
Walt Disney Co/The	222	41	1.90%
Carvana Co	155	41	1.90%
Tesla Inc	61	41	1.89%
Square Inc	175	40	1.85%
PayPal Holdings Inc	163	40	1.84%
Viatris Inc	2,820	39	1.83%
Unity Software Inc	391	39	1.83%
Pinterest Inc	524	39	1.81%
salesforce.com Inc	182	38	1.79%
Match Group Inc	277	38	1.77%
Freeport-McMoRan Inc	1,152	38	1.77%
Twilio Inc	107	37	1.70%
Zillow Group Inc	263	34	1.59%

(n)	Long exposure in a stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 2000 Total Return Index	2,396	100.00%

(o)	Short exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000 Total Return Index	(2,402)	-100.00%

See notes to unaudited schedule of investments.

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments

(dollar values in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Funds’ audited consolidated financial statements contained in their annual report for the fiscal year ended December 31, 2020.

FS Series Trust (the “Trust”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on November 28, 2016. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2021, the Trust consists of five active series, which are presented in this book (collectively, the “Funds” and each individually a “Fund”): (i) FS Multi-Strategy Alternatives Fund (“FSMS”) and (ii) FS Managed Futures Fund (“Managed Futures”), FS Alternative Income Opportunities Fund (“Alternative Income Opportunities”), FS Real Asset Fund (“Real Asset”), and FS Long/Short Equity Fund (“Long/Short Equity” and, collectively with Managed Futures, Alternative Income Opportunities, and Real Asset, the “Alt Beta Funds” and each individually, an “Alt Beta Fund”). Effective February 16, 2021, Alternative Income Opportunities changed its name from FS Global Macro Fund to FS Alternative Income Opportunities Fund.

FSMS commenced investment operations on May 16, 2017. Each of the Alt Beta Funds commenced investment operations on December 31, 2018.

Each Fund represents two classes of shares of beneficial interest of the Trust in a separate portfolio of securities and other assets with their own investment objective and policies.

•	FS Multi-Strategy Alternatives Fund seeks to provide shareholders with positive absolute returns over a complete market cycle.

•	FS Managed Futures Fund seeks to provide positive absolute returns with low correlation to traditional investments.

•	FS Alternative Income Opportunities Fund seeks to provide positive returns through capital appreciation and income.

•	FS Real Asset Fund seeks to provide total returns consisting of capital appreciation and income.

•	FS Long/Short Equity Fund seeks to provide equity-like returns through long-short investing within equity markets.

The Funds use derivatives in executing their respective investment objectives for a variety of purposes, such as to seek economic exposure to one or more alternative strategies, enhance returns, increase investment flexibility, speculate on a targeted investment opportunity, or for hedging purposes. In attempting to achieve their investment objectives, the Funds primarily use total return basket swaps that seek both long and short exposure on variety of strategies, in a notional amount, that the Funds could not otherwise have exposure to on a name by name basis. The total return basket swaps include exposure to equity risk as well as foreign currency, commodity and interest rate risk.

Each Fund is classified as a non-diversified, open-end management investment company registered under the 1940 Act and has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually thereafter, as a regulated investment company (“RIC”) as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

As of March 31, 2021, FSMS had one wholly owned subsidiary, FS Alternatives Fund (Cayman), Managed Futures had one wholly owned subsidiary, FS Managed Futures Fund (Cayman), Alternative Income Opportunities had one wholly owned subsidiary, FS Alternative Income Opportunities Fund (Cayman), and Real Asset had one wholly owned subsidiary FS Real Asset Fund (Cayman), (collectively, the “Subsidiaries”), through which they may gain exposure to commodities. The unaudited consolidated schedule of investments include both the Funds’ accounts and the accounts of the Subsidiaries. All intercompany balances have been eliminated in consolidation.

The following tables summarize the composition of each Fund’s investment portfolio at cost and fair value as of March 31, 2021:

FS Multi-Strategy Alternatives Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Corporate Bonds	$35,903	$36,774	36%
Common Stock	5,646	7,559	7%
Short-Term Investments	57,914	57,913	57%
Total	$99,463	$102,246	100%

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments (continued)

(dollar values in thousands)

FS Managed Futures Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,207	$2,207	100%
Total	$2,207	$2,207	100%

FS Alternative Income Opportunities Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Corporate Bonds	$5,713	$5,743	82%
Convertible Bonds	166	166	2%
Short-Term Investments	1,107	1,107	16%
Total	$6,986	$7,016	100%

FS Real Asset Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$1,932	$1,932	100%
Total	$1,932	$1,932	100%

FS Long/Short Equity Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$4,614	$4,614	100%
Total	$4,614	$4,614	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, applicable, on investments.

In general, under the 1940 Act, a Fund would be presumed to “control” a portfolio company if such Fund owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if such owned 5% or more of its voting securities.

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments (continued)

(dollar values in thousands)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets of FSMS in such industries as of March 31, 2021:

Industry Classification	Fair Value	Percentage of Portfolio
Short-Term Investments	$57,913	56.6%
Retail	3,905	3.8%
Commercial Services	3,319	3.2%
Packaging & Containers	2,801	2.7%
Healthcare-Services	2,336	2.3%
Auto Parts & Equipment	2,302	2.3%
Airlines	2,270	2.2%
Software	2,032	2.0%
Entertainment	1,762	1.7%
Media Entertainment	1,609	1.6%
Real Estate Investment Trusts	1,530	1.5%
Machinery-Diversified	1,343	1.3%
Oil & Gas	1,267	1.2%
Auto Manufacturers	1,236	1.2%
Pharmaceuticals	1,143	1.1%
Environmental Control	1,071	1.1%
Telecommunications	1,060	1.0%
Computers	1,013	1.0%
Agriculture	931	0.9%
Lodging	901	0.9%
Electronics	878	0.9%
Real Estate	871	0.9%
Transportation	860	0.8%
Diversified Financial Services	673	0.7%
Leisure Time	642	0.6%
Food	635	0.6%
Internet	621	0.6%
Distribution/Wholesale	606	0.6%
Chemicals	587	0.6%
Home Builders	587	0.6%
Healthcare-Products	521	0.5%
Engineering & Construction	471	0.5%
Aerospace/Defense	438	0.4%
Building Materials	282	0.3%
Holding Companies-Diversified	273	0.3%
Household Products/Wares	243	0.2%
Beverages	213	0.2%
Miscellaneous Manufacturing	205	0.2%
Investment Companies	175	0.2%
Advertising	174	0.2%
Semiconductors	152	0.2%
Storage/Warehousing	133	0.1%
Toys/Games/Hobbies	97	0.1%
Insurance	64	0.1%
Office/Business Equipment	51	0.0%
Hand/Machine Tools	35	0.0%
Apparel	15	0.0%
Trucking & Leasing	—	0.0%
Total	$102,246	100.0%

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments (continued)

(dollar values in thousands)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets of Alternative Income Opportunities in such industries as of March 31, 2021:

Industry Classification	Fair Value	Percentage of Portfolio
Short-Term Investments	$1,107	15.8%
Commercial Services	969	13.8%
Retail	684	9.7%
Real Estate Investment Trusts	542	7.7%
Media Entertainment	397	5.7%
Packaging & Containers	308	4.4%
Home Builders	271	3.9%
Software	254	3.6%
Airlines	222	3.2%
Entertainment	204	2.9%
Internet	178	2.5%
Auto Manufacturers	162	2.3%
Auto Parts & Equipment	161	2.3%
Machinery-Diversified	160	2.3%
Telecommunications	159	2.3%
Engineering & Construction	157	2.2%
Real Estate	157	2.2%
Healthcare-Services	151	2.1%
Pharmaceuticals	151	2.2%
Environmental Control	133	1.9%
Distribution/Wholesale	106	1.5%
Aerospace/Defense	104	1.5%
Oil & Gas	91	1.3%
Holding Companies-Diversified	65	0.9%
Computers	61	0.9%
Food	28	0.4%
Storage/Warehousing	19	0.3%
Office/Business Equipment	12	0.2%
Apparel	3	0.0%
Trucking & Leasing	—	0.0%
Total	$7,016	100.0%

Under existing accounting guidance, fair value is defined as the price that a Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Funds classify the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments (continued)

(dollar values in thousands)

As of March 31, 2021, the Funds’ investments and derivatives were categorized as follows in the fair value hierarchy:

FS Multi-Strategy Alternatives Fund

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$36,774	$—	$36,774
Common Stock	7,559	—	—	7,559
Short-Term Investments	57,913	—	—	57,913
Forward Foreign Currency Exchange Contracts	—	496	—	496
Commodity Futures Contracts	373	—	—	373
Equity Futures Contracts	84	—	—	84
Foreign Currency Futures Contracts	2	—	—	2
Interest Rate Futures Contracts	5	—	—	5
Total Return Debt Swaps	—	113	—	113
Total Return Index Swaps	—	3,884	—	3,884
Total Assets	$65,936	$41,267	$—	$107,203

Liability Description
Mutual Funds Sold Short	$(2,634)	$—	$—	$(2,634)
Corporate Bonds Sold Short	—	(6,054)	—	(6,054)
Common Stocks Sold Short	(164)	—	—	(164)
Forward Foreign Currency Exchange Contracts	—	(495)	—	(495)
Commodity Futures Contracts	(244)	—	—	(244)
Equity Futures Contracts	(260)	—	—	(260)
Interest Rate Futures Contracts	(17)	—	—	(17)
Total Return Index Swaps	—	(1,500)	—	(1,500)
Total Liabilities	$(3.319)	$(8,049)	$—	$(11,368)

FS Managed Futures Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,207	$—	$—	$2,207
Total Return Index Swaps	—	31	—	31
Total Assets	$2,207	$31	$—	$2,238

Liability Description
Total Return Index Swaps	$—	$(15)	$—	$(15)

FS Alternative Income Opportunities Fund

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$5,743	$—	$5,743
Convertible Bonds	—	166	—	166
Short-Term Investments	1,107	—	—	1,107
Total Return Index Swaps	—	100	—	100
Total Assets	$1,107	$6,009	$—	$7,116

Liability Description
Total Return Index Swaps	$—	$(106)	$—	$(106)

FS Real Asset Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,932	$—	$—	$1,932
Total Return Index Swaps	—	47	—	47
Total Assets	$1,932	$47	$—	$1,979

Liability Description
Total Return Index Swaps	—	(14)	—	$(14)

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments (continued)

(dollar values in thousands)

FS Long/Short Equity Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$4,614	$—	$—	$4,614
Total Return Index Swaps	—	1,486	—	1,486
Total Assets	$4,614	$1,486	$—	$6,100

Liability Description
Total Return Index Swaps	$—	$(1,608)	$—	$(1,608)

The Funds’ investments as of March 31, 2021 primarily consisted of Exchange-Traded Securities or OTC Securities. All of the common equity investments, each of which was traded on an active public market, were valued at their closing price as of March 31, 2021. All of the fixed income investments were valued by using the midpoint of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service.